[front cover]

               STATE STREET RESEARCH
               ----------------------
               GOVERNMENT INCOME FUND
               ----------------------

               SEMIANNUAL REPORT
               April 30, 1999

                   -------------
                   WHAT'S INSIDE
                   -------------

               Investment Update

               About the Fund,
               economy and markets

               Fund Information
               Facts and figures

               Plus, Complete Portfolio Holdings
               and Financial Statements

      [Dalbar award:
     DALBAR KEY HONORS
      COMMITMENT TO:
         INVESTORS
           1998]
    For Excellence
            in
  Shareholder Service

  [Anniversary seal:
STATE STREET RESEARCH
         75
        YEARS
   LASTING VALUES
    LEADING IDEAS]

STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

The Economy

o Americans continued to reap the benefits of a healthy economy. Inflation remained low, unemployment hovered at about 4%, and wages rose.

o Favorable economic factors stimulated retail sales through the holiday season and into the first quarter of 1999. Lower energy costs and declining mortgage rates translated into additional income for many consumers.
  However, energy costs rebounded in 1999, erasing some of the gains.

o The nation's savings rate fell below zero in the last quarter of 1998. Debate flared over the significance of that figure, however, because the Bureau of Economic Analysis recently changed the way it computes savings rates.

The Markets

o The U.S. bond market benefited from three quick interest rate cuts late in 1998. However, the yield on the long-term Treasury bond climbed from 5.0% back up to 5.7% by the end of the period, reflecting fears that strong economic growth could ignite inflation.

o Early in the period, investors sought bonds of the highest quality in the wake of market turmoil initiated by a currency crisis in Russia.

o The S&P 500, a broad measure of common stock performance, gained 22.31% for the six-month period.(1) Gains were concentrated in a narrow band of large, high-quality growth and technology stocks. Small and medium-sized company stocks lagged the market.

THE FUND

Over the past six months

o For the six months ended April 30, 1999, Class A shares of Government Income Fund returned 0.06% [does not reflect sales charge].(2) The Lipper general U.S. government funds average return was lower at -0.60%, along with the Merrill Lynch Government Master Index at -0.88% for the period.(1)

o As Treasury bonds rallied during the stock market correction in late summer 1998, mortgage-backed securities became relatively inexpensive. The manager moved assets significantly into those higher-yielding "spread" investments. At the same time, he shortened the duration of Treasury holdings, reducing some of the risk of rising interest rates in the portfolio.

Current Strategy

o The Fund continued to emphasize investments in the mortgage sector, with one-half of portfolio assets in those securities with higher potential yields. This positioning was a cost-effective strategy for high-quality fixed-income investing.

o Treasury holdings were underweighted relative to the market averages.

o Modest-size foreign investments were confined to government securities of New Zealand and Greece.

April 30, 1999


Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.


(1)The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Merrill Lynch Government Master Index is comprised of fixed-rate U.S. Treasury and agency securities. The indices do not take transaction charges into consideration. It is not possible to invest directly in the indices.

(2)-0.46% for Class B(1) shares; -0.31% for Class B shares; -0.38% for Class C shares; 0.19% for Class S shares.

(3)Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. Performance reflects a maximum 4.5% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable. Performance for Class B(1) reflects Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.

(4)Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

(5)The fund's returns include performance before the creation of share classes. If this performance reflected the share classes' current 12b-1 fees, the fund's returns may have been lower.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended April 30, 1999, except where noted)
--------------------------------------------------------------------------------
Average Annual Total Return
for periods ended 3/31/99
(at maximum applicable sales charge)(3),(4),(5)

=============================================
            10 Years     5 Years      1 Year
---------------------------------------------
Class A        8.19%        6.30%       1.72%
---------------------------------------------
Class B(1)     8.18%        6.12%       0.59%
---------------------------------------------
Class B        8.19%        6.16%       0.75%
---------------------------------------------
Class C        8.19%        6.47%       4.66%
---------------------------------------------
Class S        8.84%        7.54%       6.79%
=============================================

Average Annual Total Return
(at maximum applicable sales charge)(3),(4),(5)

================================================
             10 Years     5 Years      1 Year
------------------------------------------------
Class A        8.03%        6.54%       1.67%
------------------------------------------------
Class B(1)     8.02%        6.38%       0.53%
------------------------------------------------
Class B        8.03%        6.41%       0.70%
------------------------------------------------
Class C        8.03%        6.72%       4.61%
------------------------------------------------
Class S        8.69%        7.79%       6.74%
================================================

Yield(5)

====================
Class A        4.98%
--------------------
Class B(1)     4.26%
--------------------
Class B        4.49%
--------------------
Class C        4.45%
--------------------
Class S        5.51%
====================

Yield is based on the net investment income produced for the 30 days ended April 30, 1999.

[pie chart]

Asset Allocation
(by percentage of net assets)

U.S. Agency mortgage           48%
U.S. Treasury                  35%
Other mortgages                 8%
Foreign government              4%
Trust certificates/other        3%
Cash                            1%
U.S. Agency                     1%

[end pie chart]

STATE STREET RESEARCH GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
April 30, 1999 (Unaudited)

                                                                      Principal            Maturity              Value
                                                                        Amount               Date              (Note 1)
                                                                 ------------------- -------------------   ----------------
U.S. GOVERNMENT SECURITIES 84.2%
U.S. Treasury 35.1%
U.S. Treasury Bond, 10.75% ..................................... $30,000,000          5/15/2003            $35,835,900
U.S. Treasury Bond, 13.75% .....................................  11,225,000          8/15/2004             15,488,704
U.S. Treasury Bond, 11.625% ....................................  39,400,000         11/15/2004             51,004,482
U.S. Treasury Bond, 10.75% .....................................   9,500,000          8/15/2005             12,167,410
U.S. Treasury Bond, 12.00% .....................................   8,600,000          8/15/2013             12,502,250
U.S. Treasury Bond, 9.875% .....................................   8,500,000         11/15/2015             12,047,390
U.S. Treasury Bond, 9.25% ......................................  17,000,000          2/15/2016             23,011,030
U.S. Treasury Bond, 8.125% .....................................  13,575,000          8/15/2021             17,231,698
U.S. Treasury Bond, 6.625% .....................................  20,075,000          2/15/2027             22,079,288
U.S. Treasury Bond, 6.125% .....................................  14,525,000         11/15/2027             15,035,699
U.S. Treasury Bond, 5.25% ......................................   7,075,000         11/15/2028              6,546,568
U.S. Treasury Bond, 5.25% ......................................  14,650,000          2/15/2029             13,752,688
U.S. Treasury STRIPS, 0.00% ....................................   9,375,000         11/15/2001              8,156,250
                                                                                                           -----------
                                                                                                           244,859,357
                                                                                                           -----------
U.S. Agency Mortgage 48.3%
Federal Home Loan Mortgage
  Corp., 9.00% .................................................   3,521,126         12/01/2009              3,690,211
Federal Housing Administration
  Charles River Project,
  9.625% .......................................................   9,402,589         12/01/2033             10,037,263
Federal Housing Administration
  Court Yard Project, 10.75% ...................................   6,450,683          8/01/2032              6,970,770
Federal Housing Administration
  East Bay Manor Project,
  10.00% .......................................................   6,716,623          3/01/2033              7,190,984
Federal National Mortgage
  Association, 8.50% ...........................................  10,000,000          2/01/2005             10,237,500
Federal National Mortgage
  Association, 6.96% ...........................................  27,525,000          4/02/2007             29,236,780
Federal National Mortgage
  Association, 8.00% ...........................................   2,883,174          4/01/2008              2,992,446
Federal National Mortgage
  Association, 6.00% ...........................................   5,475,000          5/15/2008              5,524,604
Federal National Mortgage
  Association, 8.00% ...........................................   4,087,906          6/01/2008              4,251,423
Federal National Mortgage
  Association, 8.50% ...........................................   5,265,151          2/01/2009              5,554,102
Federal National Mortgage
  Association, 9.00% ...........................................   4,954,153          5/01/2009              5,247,637
Federal National Mortgage
  Association, 5.50% ...........................................  12,003,475          3/01/2014             11,643,371
Federal National Mortgage
  Association, 9.00% ...........................................   1,165,172          4/01/2016              1,257,500
Federal National Mortgage
  Association, 6.50% ...........................................  13,722,600          9/01/2028             13,632,443

                                                                      Principal            Maturity              Value
                                                                        Amount               Date              (Note 1)
                                                                 ------------------- -------------------   ----------------
Federal National Mortgage
  Association, 6.50% ........................................... $34,984,029         11/01/2028            $34,754,183
Federal National Mortgage
  Association, 6.50% ...........................................  14,110,079         12/01/2028             14,017,375
Federal National Mortgage
  Association, 6.50% ...........................................  10,627,977         12/01/2028             10,299,147
Federal National Mortgage
  Association, 6.00% ...........................................  13,900,021          2/01/2029             13,469,954
Federal National Mortgage
  Association, 6.00% ...........................................  14,337,122          3/01/2029             13,893,531
Federal National Mortgage
  Association TBA, 6.50% .......................................  22,500,000          6/16/2029             22,338,281
Government National Mortgage
  Association, 9.50% ...........................................   1,747,329          9/15/2009              1,866,538
Government National Mortgage
  Association, 9.50% ...........................................   3,153,827         10/15/2009              3,374,167
Government National Mortgage
  Association, 9.50% ...........................................   1,381,458         11/15/2009              1,476,098
Government National Mortgage
  Association, 9.50% ...........................................     355,440         11/15/2017                381,938
Government National Mortgage
  Association, 9.50% ...........................................     105,411          9/15/2019                113,244
Government National Mortgage
  Association, 7.00% ...........................................  24,867,836         11/15/2028             25,232,896
Government National Mortgage
  Association, 7.00% ...........................................  11,745,007         11/15/2028             11,667,843
Government National Mortgage
  Association, 7.00% ...........................................  14,996,223         11/15/2028             14,522,792
Government National Mortgage
  Association TBA, 6.50% .......................................  21,075,000          5/24/2029             20,939,909
Government National Mortgage
  Association TBA, 7.00% .......................................  23,925,000          6/23/2029             24,276,219
U.S. Department of Veterans
  Affairs REMIC 1998-3C,
  6.50% ........................................................   7,500,000          6/15/2021              7,467,150
                                                                                                           -----------
                                                                                                           337,558,299
                                                                                                           -----------
U.S. Agency 0.8%
EXIM Vnesheconombank,
  5.73%+ .......................................................   5,600,000          1/15/2003              5,619,656
                                                                                                           -----------
Total U.S. Government Securities (Cost $590,394,911) ...................................................   588,037,312
                                                                                                           -----------
OTHER INVESTMENTS 14.6%
Trust Certificates 2.9%
Government Backed Trust Class
  T-3, 9.625% ..................................................   5,147,614          5/15/2002              5,358,306
Government Trust Certificates
  Class 2-E, 9.40% .............................................  14,389,680          5/15/2002             14,989,874
                                                                                                           -----------
                                                                                                            20,348,180
                                                                                                           -----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

                                    Principal      Maturity         Value
                                      Amount         Date         (Note 1)
                                 --------------- ------------ ----------------
Foreign Government 3.7%
                                 Greek Drachma
Republic of Greece,
  8.80% ........................ 3,187,500,000     6/19/2007    $ 12,116,016
                             New Zealand Dollar
Government of New Zealand,
  10.00% ....................... 11,625,000        3/15/2002       7,363,602
Government of New Zealand,
  8.00% ........................ 10,000,000       11/15/2006       6,402,781
                                                                ------------
                                                                  25,882,399
                                                                ------------
Finance/Mortgage 8.0%
Chase Commercial Mortgage
  Securities Corp. 1996-2
  Cl. A2, 6.90% ................ $4,675,000        9/19/2006       4,819,633
Chase Commercial Mortgage
  Securities Corp. 1997-1
  Cl. A1, 7.27% ................  4,290,480        7/19/2004       4,426,066
Credit Suisse First Boston
  97-C2 Cl. A2, 6.52% ..........  4,730,000        7/17/2007       4,741,825
First Union Commercial
  Mortgage Trust,
  1999-C1 A2, 6.07% ............  4,750,000       10/15/2008       4,631,250
GMAC Commercial Mortgage
  Security Inc., 1999-C1 A2,
  6.175% .......................  7,225,000        5/15/2033       7,373,470
GMAC Commercial Mortgage
  Security Inc. 1997-C2 A,
  6.55% ........................  6,700,000        4/15/2029       6,775,375
LB Commercial Conduit
  Mortgage Trust 97-LL1-A1,
  6.79% ........................  6,397,996        6/12/2004       6,527,955
LB Commercial Conduit
  Mortgage Trust 98C1-A1,
  6.33% ........................  6,004,155       11/18/2004       6,037,928
Merrill Lynch Mortgage
  Investments Inc. Series
  1997-C2 Cl. A1, 6.46% ........  3,065,403       12/10/2029       3,115,216
Merrill Lynch Mortgage
  Investments Inc. Series
  1998-C2 Cl. A1, 6.22% ........  4,602,617        2/15/2030       4,646,917

                                    Principal      Maturity         Value
                                      Amount         Date         (Note 1)
                                 --------------- ------------ ----------------
Morgan Stanley Capital Inc.
  98-A1, 6.19% ................. $2,684,308        1/15/2007    $  2,685,147
                                                                ------------
                                                                  55,780,782
                                                                ------------
Total Other Investments (Cost $102,724,970) .................    102,011,361
                                                                ------------
COMMERCIAL PAPER 10.0%
Federal Home Loan Bank,
  4.68% ........................ 15,000,000        5/12/1999      14,978,596
Federal Home Loan Mortgage
  Corp., 4.82% ................. 23,707,000        5/03/1999      23,700,652
Federal Home Loan Mortgage
  Corp., 4.71% .................  6,560,000        5/07/1999       6,554,861
Federal Home Loan Mortgage
  Corp., 4.71% ................. 25,000,000        5/24/1999      24,925,090
                                                                ------------
Total Commercial Paper (Cost $70,159,199) ...................     70,159,199
                                                                ------------
Total Investments (Cost $763,279,080)--108.8% ...............    760,207,872
Cash and Other Assets, Less Liabilities--(8.8%) .............   (61,551,667)
                                                                ------------
Net Assets--100.0% ..........................................  $698,656,205
                                                               =============

Federal Income Tax Information:
At April 30, 1999, the net unrealized depreciation of
  investments based on cost for Federal income tax
  purposes of $763,279,080 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value
  over tax cost ...................................   $ 8,320,670
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax
  cost over value .................................   (11,391,878)
                                                      -----------
                                                      $(3,071,208)
                                                      ===========

--------------------------------------------------------------------------------
TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized and may vary by no more than 1%.

+ Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified buyers. The total cost and market value of Rule 144A securities owned at April 30, 1999 were $5,600,000 and $5,619,656 (0.80% of net assets), respectively.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Futures contracts open at April 30, 1999, are as follows:

                                                     Expiration      Unrealized
Type                             Notional Amount        Month       Appreciation
-----------------------------   -----------------   ------------   -------------
30 year U.S. Treasury Bonds         $8,100,000      June, 1999        $98,104

Forward currency exchange contracts outstanding at April 30, 1999 are as follows:

                                                                                               Unrealized
                                                                                              Appreciation
                                                    Total Value         Contract Price    (Depreciation)     Delivery Date
                                               ---------------------  ------------------ ----------------   --------------
Sell Euro currency, Buy U.S. dollars                855,532 EUR         1.06350 EUR        $    5,657         5/07/99
Sell Euro currency, Buy U.S. dollars              8,736,000 EUR         1.14030 EUR           715,905         5/28/99
Sell Euro currency, Buy U.S. dollars              1,028,000 EUR         1.07320 EUR            11,337         7/22/99
Buy Greek drachma, Sell U.S. dollars            278,775,000 GRD          .00325 GRD            (3,605)        5/07/99
Sell Greek drachma, Buy U.S. dollars            278,775,000 GRD          .00327 GRD             7,974         5/07/99
Sell New Zealand dollars, Buy U.S. dollars        2,840,000 NZD          .55490 NZD           (15,205)        5/28/99
Sell New Zealand dollars, Buy U.S. dollars       10,310,000 NZD          .55057 NZD          (103,698)        7/22/99
Sell New Zealand dollars, Buy U.S. dollars       10,700,000 NZD          .55050 NZD          (108,424)        7/22/99
                                                                                           ----------
                                                                                           $  509,941
                                                                                           ==========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
April 30, 1999 (Unaudited)

Assets
Investments, at value (Cost $763,279,080) (Note 1) .................   $760,207,872
Cash ...............................................................          9,878
Receivable for securities sold .....................................     46,902,339
Interest receivable ................................................     10,717,110
Receivable for fund shares sold ....................................      1,713,893
Receivable for open forward contracts ..............................        740,873
Receivable for variation margin (Note 1) ...........................        164,531
Other assets .......................................................         53,995
                                                                       -------------
                                                                        820,510,491
Liabilities
Payable for securities purchased ...................................    114,772,371
Payable for fund shares redeemed ...................................      3,993,348
Dividends payable ..................................................      1,723,374
Accrued transfer agent and shareholder services
  (Note 2) .........................................................        348,635
Accrued management fee (Note 2) ....................................        337,953
Accrued distribution and service fees (Note 3) .....................        242,905
Payable for open forward contracts .................................        230,932
Accrued trustees' fees (Note 2) ....................................         36,509
Other accrued expenses .............................................        168,259
                                                                       -------------
                                                                        121,854,286
                                                                       -------------
Net Assets                                                             $698,656,205
                                                                       =============
Net Assets consist of:
 Undistributed net investment income ...............................   $  2,757,981
 Unrealized depreciation of investments ............................     (3,071,208)
 Unrealized appreciation of forward contracts and
   foreign currency ................................................        477,965
 Unrealized appreciation of futures contracts ......................         98,104
 Accumulated net realized loss .....................................    (15,550,756)
 Paid-in capital ...................................................    713,944,119
                                                                       -------------
                                                                       $698,656,205
                                                                       =============
Net Asset Value and redemption price per share of
  Class A shares ($512,291,613 [divided by] 40,380,372 shares)               $12.69
                                                                             =======
Maximum Offering Price per share of Class A shares
  ($12.69 [divided by] .955) .......................................         $13.29
                                                                             =======
Net Asset Value and offering price per share of Class
  B(1) shares ($13,112,539 [divided by] 1,038,396 shares)* .........         $12.63
                                                                             =======
Net Asset Value and offering price per share of Class
  B shares ($121,795,115 [divided by] 9,631,866 shares)* ...........         $12.65
                                                                             =======
Net Asset Value and offering price per share of Class
  C shares ($31,793,139 [divided by] 2,512,801 shares)* ............         $12.65
                                                                             =======
Net Asset Value, offering price and redemption price
  per share of Class S shares ($19,663,799 [divided by]
  1,551,115 shares) ................................................         $12.68
                                                                             =======

--------------------------------------------------------------------------------
* Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended April 30, 1999 (Unaudited)

Investment Income
Interest, net of foreign taxes of $32,230 (Note 1) .........   $23,833,048
Expenses
Management fee (Note 2) ....................................     2,040,641
Transfer agent and shareholder services (Note 2) ...........       449,696
Custodian fee ..............................................       128,148
Audit fee ..................................................        21,901
Service fee-Class A (Note 3) ...............................       643,775
Distribution and service fees-Class B(1) (Note 3) ..........        21,549
Distribution and service fees-Class B (Note 3) .............       631,889
Distribution and service fees-Class C (Note 3) .............       146,346
Registration fees ..........................................        21,358
Trustees' fees (Note 2) ....................................        18,643
Legal fees .................................................         6,516
Miscellaneous ..............................................        13,946
                                                               -----------
                                                                 4,144,408
Fees paid indirectly (Note 2) ..............................       (26,413)
                                                               -----------
                                                                 4,117,995
                                                               -----------
Net investment income ......................................    19,715,053
                                                               -----------
Realized and Unrealized Gain (Loss) on
   Investments, Forward Contracts,
   Foreign Currency and Futures Contracts
Net realized gain on investments (Notes 1 and 4) ...........     6,371,772
Net realized loss on forward contracts and foreign
  currency (Note 1) ........................................      (506,947)
Net realized gain on futures contracts (Note 1) ............       132,925
                                                               -----------
 Total net realized gain ...................................     5,997,750
                                                               -----------
Net unrealized depreciation of investments .................   (27,869,968)
Net unrealized appreciation of forward contracts and
  foreign currency .........................................     1,433,015
Net unrealized appreciation of futures contracts ...........        98,104
                                                               -----------
 Total net unrealized depreciation .........................   (26,338,849)
                                                               -----------
Net loss on investments, forward contracts, foreign
  currency and futures contracts ...........................   (20,341,099)
                                                               -----------
Net decrease in net assets resulting from operations           $  (626,046)
                                                               ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Six months ended
                                            Year ended         April 30, 1999
                                         October 31, 1998       (Unaudited)
                                        ------------------   -----------------
Increase (Decrease) in Net Assets
Operations:
Net investment income ...............   $ 39,866,401         $ 19,715,053
Net realized gain on
  investments, forward
  contracts, foreign currency
  and futures contracts .............     17,302,180            5,997,750
Net unrealized appreciation
  (depreciation) of
  investments, forward
  contracts, foreign currency
  and futures contracts .............      4,812,247          (26,338,849)
                                        ------------         ------------
Net increase (decrease)
  resulting from operations .........     61,980,828             (626,046)
                                        ------------         ------------
Dividends from net
  investment income:
 Class A ............................    (31,530,438)         (15,650,738)
 Class B(1) .........................             --             (104,859)
 Class B ............................     (5,721,251)          (3,386,061)
 Class C ............................       (998,658)            (779,085)
 Class S ............................     (1,982,171)            (690,044)
                                        ------------         ------------
                                         (40,232,518)         (20,610,787)
                                        ------------         ------------
Net increase from fund share
  transactions (Note 5) .............     15,773,634           12,138,372
                                        ------------         ------------
Total increase (decrease) in
  net assets ........................     37,521,944           (9,098,461)
Net Assets
Beginning of period .................    670,232,722          707,754,666
                                        ------------         ------------
End of period (including
  undistributed net
  investment income of
  $3,653,715 and $2,757,981,
  respectively) .....................   $707,754,666         $698,656,205
                                        ============         ============

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
April 30, 1999

Note 1

State Street Research Government Income Fund (the "Fund") is a series of State Street Research Financial Trust (the "Trust"), which was organized as a Massachusetts business trust in November, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of five separate funds: State Street Research Government Income Fund, State Street Research Strategic
Portfolios: Moderate, State Street Research Strategic Portfolios: Conservative, State Street Research Strategic Portfolios: Aggressive and State Street Research IntelliQuant Portfolios: Small-Cap Value.

The investment objective of the Fund is to seek high current income. In seeking to achieve its investment objective, the Fund invests primarily in U.S. Government securities.

The Fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. On January 1, 1999, the Fund began offering Class B(1) shares, and continued offering Class B shares but only to current shareholders. Class B(1) and Class B pay annual distribution and service fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investment Valuation

Securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Securities for which there is no such valuation, if any, are valued at their fair value as determined in accordance with established methods consistently applied. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------

B. Security Transactions

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. Net Investment Income

Net investment income is determined daily and consists of interest accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Accretion of discount is computed under the effective yield method. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. Dividends

Dividends are declared daily based upon projected net investment income and are paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.
Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. Federal Income Taxes

No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, if any, within the prescribed time periods. At October 31, 1998, the Fund had a capital loss carryforward of $21,336,108 available, to the extent provided in regulations, to offset future capital gains, if any, of which $17,196,293 and $4,139,815 expire on October 31, 2002 and 2004, respectively. In addition, as part of a merger that occurred on May 12, 1995, the Fund acquired from MetLife-State Street Research Government Securities Fund a capital loss carryforward of $5,100,777, of which $3,074,207 and $2,026,570 expire on October 31, 2001 and 2002, respectively. The Fund's use of such capital loss carryforward may be limited under current tax laws.

F. Forward Contracts and Foreign Currencies

The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

G. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. Securities Lending

The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. During the six months ended April 30, 1999, income from securities lending amounted to $10,852 and is included in interest income. At April 30, 1999, there were no loaned securities.

I. Futures Contracts

The Fund may enter into future contracts as a hedge against unfavorable market conditions and to enhance income. The Fund will limit its risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the Fund deposits with the selling broker sufficient cash or U.S. Government securities to meet the minimum "initial margin" requirements. Thereafter, the Fund receives from or pays to the broker cash or U.S. Government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Note 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.60% of the first $500 million of net assets, annually, 0.55% of the next $500 million, and 0.50% of any amount over $1 billion. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended April 30, 1999, the fees pursuant to such agreement amounted to $2,040,641.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the

STATE STREET RESEARCH GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

"Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended April 30, 1999, the amount of such expenses was $274,582.

The Fund has entered into an agreement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended April 30, 1999 the Fund's transfer agent fees were reduced by $26,413 under this agreement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $18,643 during the six months ended April 30, 1999.

Note 3

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended April 30, 1999, fees pursuant to such plan amounted to $643,775, $631,889 and $146,346 for Class A, Class B and Class C shares, respectively. For the period January 1, 1999 (commencement of share class) to April 30, 1999, fees pursuant to such plan amounted to $21,549 for Class B(1) shares.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $183,094 and $871,036, respectively, on sales of Class A shares of the Fund during the six months ended April 30, 1999, and that MetLife Securities, Inc. earned commissions aggregating $1,066,803 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $142,867 and $2,119 on redemptions of Class B and Class C shares, respectively, during the same period. MetLife Securities, Inc. earned commissions aggregating $16,053 on sales and the Distributor collected contingent deferred sales charges aggregating $5,587 on redemptions of Class B(1) shares during the period January 1, 1999 (commencement of share class) to April 30, 1999.

Note 4

For the six months ended April 30, 1999, purchases and sales of securities, exclusive of short-term obligations, aggregated $692,967,428 and $667,774,698 (including $690,468,404 and $656,400,469 of U.S. Government obligations), respectively.

STATE STREET RESEARCH GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------

Note 5

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At April 30, 1999, Metropolitan owned 430,989 Class S shares of the Fund.

Share transactions were as follows:

                                                                                                Six months ended
                                                              Year ended                         April 30, 1999
                                                           October 31, 1998                        (Unaudited)
                                                   -------------------------------        ------------------------------
Class A                                                Shares            Amount             Shares             Amount
------------------------------------------------------------------------------------------------------------------------
Shares sold ...................................       3,586,515      $  46,086,161         8,996,613      $  116,137,244
Issued upon reinvestment of dividends .........       1,385,176         17,717,475           729,644           9,384,361
Shares repurchased ............................      (6,762,852)       (86,341,586)       (9,015,439)       (116,160,429)
                                                     ----------      -------------        ----------      --------------
Net increase (decrease) .......................      (1,791,161)     $ (22,537,950)          710,818      $    9,361,176
                                                     ==========      =============        ==========      ==============

Class B(1)*                                           Shares             Amount            Shares             Amount
------------------------------------------------------------------------------------------------------------------------
Shares sold ...................................              --                 --         1,126,324      $   14,361,986
Issued upon reinvestment of dividends .........              --                 --             6,579              83,096
Shares repurchased ............................              --                 --           (94,507)         (1,195,259)
                                                     ----------      -------------        ----------      --------------
Net increase ..................................              --                 --         1,038,396      $   13,249,823
                                                     ==========      =============        ==========      ==============

Class B                                               Shares             Amount            Shares             Amount
------------------------------------------------------------------------------------------------------------------------
Shares sold ...................................       4,159,555      $  53,455,262         1,479,832      $   19,128,522
Issued upon reinvestment of dividends .........         301,432          3,848,414           187,244           2,400,866
Shares repurchased ............................      (2,197,432)       (28,041,070)       (2,008,452)        (25,807,109)
                                                     ----------      -------------        ----------      --------------
Net increase (decrease) .......................       2,263,555      $  29,262,606          (341,376)     $   (4,277,721)
                                                     ==========      =============        ==========      ==============

Class C                                               Shares             Amount            Shares             Amount
------------------------------------------------------------------------------------------------------------------------
Shares sold ...................................       1,161,428      $  14,905,734           869,801      $   11,179,324
Issued upon reinvestment of dividends .........          51,157            654,285            15,250             195,308
Shares repurchased ............................        (382,734)        (4,857,752)         (493,417)         (6,341,144)
                                                     ----------      -------------        ----------      --------------
Net increase ..................................         829,851      $  10,702,267           391,634      $    5,033,488
                                                     ==========      =============        ==========      ==============

Class S                                               Shares             Amount            Shares             Amount
------------------------------------------------------------------------------------------------------------------------
Shares sold ...................................         570,184      $   7,285,127           251,772      $    3,259,207
Issued upon reinvestment of dividends .........          53,615            686,273            32,075             412,162
Shares repurchased ............................        (755,120)        (9,624,689)       (1,141,789)        (14,899,763)
                                                     ----------      -------------        ----------      --------------
Net decrease ..................................        (131,321)     $  (1,653,289)         (857,942)     $  (11,228,394)
                                                     ==========      =============        ==========      ==============
------------------------------------------------------------------------------------------------------------------------

*January 1, 1999 (commencement of share class) to April 30, 1999.

STATE STREET RESEARCH GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                                     Class A
                                                           -----------------------------------------------------------
                                                                             Years ended October 31
                                                           -----------------------------------------------------------
                                                             1994(a)     1995(a)     1996(a)     1997(a)     1998(a)
                                                           ----------- ----------- ----------- ----------- -----------
Net asset value, beginning of period ($)                        12.92       11.68       12.58       12.43       12.65
                                                               ------      ------       -----      ------      ------
 Net investment income ($)                                       0.81        0.83        0.81        0.80        0.78
 Net realized and unrealized gain (loss) on investments,
  options, forward contracts and foreign currency ($)          (1.26)        0.88      (0.17)        0.22        0.43
                                                              -------      ------      ------      ------      ------
Total from investment operations ($)                           (0.45)        1.71        0.64        1.02        1.21
                                                              -------      ------      ------      ------      ------
 Dividends from net investment income ($)                      (0.79)      (0.81)      (0.79)      (0.80)      (0.79)
                                                              -------     -------      ------     -------     -------
Total distributions ($)                                        (0.79)      (0.81)      (0.79)      (0.80)      (0.79)
                                                              -------     -------      ------     -------     -------
Net asset value, end of period ($)                              11.68       12.58       12.43       12.65       13.07
                                                              =======     =======      ======     =======     =======
Total return(b)(%)                                             (3.58)       15.07        5.28        8.52        9.85
Ratios/supplemental data:
Net assets at end of period ($ thousands)                    638,418     655,045     584,313     524,565     518,651
Ratio of operating expenses to average net assets (%)            1.07        1.10        1.09        1.08        1.09
Ratio of net investment income to average net assets (%)         6.54        6.83        6.50        6.44        6.11
Portfolio turnover rate (%)                                    134.41      105.57       88.79      124.95      160.89

                                                                Class A           Class B(1)
                                                           ------------------ ------------------
                                                            Six months ended     Period ended
                                                             April 30, 1999     April 30, 1999
                                                             (Unaudited)(a)    (Unaudited)(a)(c)
                                                           ------------------ ------------------
Net asset value, beginning of period ($)                           13.07              12.97
                                                                   -----              -----
 Net investment income ($)                                          0.37               0.20
 Net realized and unrealized gain (loss) on investments,
  options, forward contracts and foreign currency ($)             (0.36)             (0.32)
                                                                  ------             ------
Total from investment operations ($)                                0.01             (0.12)
                                                                  ------             ------
 Dividends from net investment income ($)                         (0.39)             (0.22)
                                                                  ------             ------
Total distributions ($)                                           (0.39)             (0.22)
                                                                  ------             ------
Net asset value, end of period ($)                                 12.69              12.63
                                                                  ======             ======
Total return(b)(%)                                                 0.06(d)           (0.96)(d)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                       512,292             13,113
Ratio of operating expenses to average net assets (%)              1.03(e)            1.72(e)
Ratio of net investment income to average net assets (%)           5.82(e)            4.75(e)
Portfolio turnover rate (%)                                        99.61              99.61

                                                                                   Class B
                                                           -------------------------------------------------------
                                                                           Years ended October 31
                                                           -------------------------------------------------------
                                                             1994(a)    1995(a)    1996(a)    1997(a)    1998(a)
                                                           ---------- ---------- ---------- ---------- -----------
Net asset value, beginning of period ($)                       12.91      11.66      12.55      12.40       12.61
                                                              ------     ------      -----     ------      ------
 Net investment income ($)                                      0.72       0.73       0.71       0.70        0.68
 Net realized and unrealized gain (loss) on investments,
  options, forward contracts and foreign currency ($)         (1.27)       0.87     (0.16)       0.22        0.43
                                                             -------     ------     ------     ------      ------
Total from investment operations ($)                          (0.55)       1.60       0.55       0.92        1.11
                                                             -------     ------     ------     ------      ------
 Dividends from net investment income ($)                     (0.70)     (0.71)     (0.70)     (0.71)      (0.69)
                                                             -------    -------     ------    -------     -------
Total distributions ($)                                       (0.70)     (0.71)     (0.70)     (0.71)      (0.69)
                                                             -------    -------     ------    -------     -------
Net asset value, end of period ($)                             11.66      12.55      12.40      12.61       13.03
                                                             =======    =======     ======    =======     =======
Total return(b)(%)                                            (4.38)      14.15       4.51       7.66        9.07
Ratios/supplemental data:
Net assets at end of period ($ thousands)                    52,319     87,908     95,218     97,253     129,976
Ratio of operating expenses to average net assets (%)           1.82       1.85       1.84       1.83        1.84
Ratio of net investment income to average net assets (%)        5.86       6.01       5.75       5.68        5.33
Portfolio turnover rate (%)                                   134.41     105.57      88.79     124.95      160.89

                                                                Class B
                                                           -----------------
                                                            Six months ended
                                                             April 30, 1999
                                                             (Unaudited)(a)
                                                           -----------------
Net asset value, beginning of period ($)                          13.03
                                                                  -----
 Net investment income ($)                                         0.32
 Net realized and unrealized gain (loss) on investments,
  options, forward contracts and foreign currency ($)            (0.36)
                                                                 ------
Total from investment operations ($)                             (0.04)
                                                                 ------
 Dividends from net investment income ($)                        (0.34)
                                                                 ------
Total distributions ($)                                          (0.34)
                                                                 ------
Net asset value, end of period ($)                                12.65
                                                                 ======
Total return(b)(%)                                               (0.31)(d)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                      121,795
Ratio of operating expenses to average net assets (%)             1.78(e)
Ratio of net investment income to average net assets (%)          5.07(e)
Portfolio turnover rate (%)                                       99.61

--------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charges.

(c) January 1, 1999 (commencement of share class) to April 30, 1999.

(d) Not annualized.

(e) Annualized.

STATE STREET RESEARCH GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
--------------------------------------------------------------------------------

                                                                                  Class C
                                                           ------------------------------------------------------
                                                                           Years ended October 31
                                                           ------------------------------------------------------
                                                             1994(a)    1995(a)    1996(a)    1997(a)    1998(a)
                                                           ---------- ---------- ---------- ---------- ----------
Net asset value, beginning of period ($)                       12.91      11.66      12.56      12.41      12.62
                                                              ------     ------      -----     ------     ------
 Net investment income ($)                                      0.72       0.74       0.71       0.70       0.67
 Net realized and unrealized gain (loss) on investments,
  options, forward contracts and foreign currency ($)         (1.27)       0.87     (0.16)       0.22       0.44
                                                             -------     ------     ------     ------     ------
Total from investment operations ($)                          (0.55)       1.61       0.55       0.92       1.11
                                                             -------     ------     ------     ------     ------
 Dividends from net investment income ($)                     (0.70)     (0.71)     (0.70)     (0.71)     (0.69)
                                                             -------    -------     ------    -------    -------
Total distributions ($)                                       (0.70)     (0.71)     (0.70)     (0.71)     (0.69)
                                                             -------    -------     ------    -------    -------
Net asset value, end of period ($)                             11.66      12.56      12.41      12.62      13.04
                                                             =======    =======     ======    =======    =======
Total return(b)(%)                                            (4.38)      14.24       4.51       7.65       9.06
Ratios/supplemental data:
Net assets at end of period ($ thousands)                    13,425     13,033     14,473     16,301     27,659
Ratio of operating expenses to average net assets (%)           1.82       1.85       1.84       1.83       1.84
Ratio of net investment income to average net assets (%)        5.84       6.08       5.76       5.68       5.28
Portfolio turnover rate (%)                                   134.41     105.57      88.79     124.95     160.89

                                                                Class C
                                                           -----------------
                                                            Six months ended
                                                             April 30, 1999
                                                             (Unaudited)(a)
                                                           -----------------
Net asset value, beginning of period ($)                          13.04
                                                                  -----
 Net investment income ($)                                         0.32
 Net realized and unrealized gain (loss) on investments,
  options, forward contracts and foreign currency ($)            (0.37)
                                                                 ------
Total from investment operations ($)                             (0.05)
                                                                 ------
 Dividends from net investment income ($)                        (0.34)
                                                                 ------
Total distributions ($)                                          (0.34)
                                                                 ------
Net asset value, end of period ($)                                12.65
                                                                 ======
Total return(b)(%)                                               (0.38)(d)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                       31,793
Ratio of operating expenses to average net assets (%)             1.78(e)
Ratio of net investment income to average net assets (%)          5.08(e)
Portfolio turnover rate (%)                                       99.61

                                                                                          Class S
                                                           ---------------------------------------------------------------------
                                                                          Years ended October 31                Six months ended
                                                           ---------------------------------------------------   April 30, 1999
                                                            1994(a)   1995(a)   1996(a)    1997(a)    1998(a)    (Unaudited)(a)
                                                           --------- --------- --------- ---------- ---------- -----------------
Net asset value, beginning of period ($)                     12.92     11.67     12.57      12.42      12.64        13.06
                                                            ------    ------     -----     ------     ------       ------
 Net investment income ($)                                    0.84      0.90      0.84       0.80       0.81         0.37
 Net realized and unrealized gain (loss) on investments,
  options, forward contracts and foreign currency ($)        (1.27)     0.84     (0.17)      0.25       0.43        (0.35)
                                                            ------    ------     -----     ------     ------       ------
Total from investment operations ($)                         (0.43)     1.74      0.67       1.05       1.24         0.02
                                                            ------    ------     -----     ------     ------       ------
 Dividends from net investment income ($)                    (0.82)    (0.84)    (0.82)     (0.83)     (0.82)       (0.40)
                                                            ------    ------     -----     ------     ------       ------
Total distributions ($)                                      (0.82)    (0.84)    (0.82)     (0.83)     (0.82)       (0.40)
                                                            ------    ------     -----     ------     ------       ------
Net asset value, end of period ($)                           11.67     12.57     12.42      12.64      13.06        12.68
                                                            ======    ======     =====     ======     ======       ======
Total return(b)(%)                                           (3.42)    15.37      5.55       8.80      10.13         0.19(d)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                      203     5,036     7,767     32,115     31,468        19,664
Ratio of operating expenses to average net assets (%)         0.82      0.85      0.84       0.82       0.84         0.78(e)
Ratio of net investment income to average net assets (%)      8.01      6.79      6.78       6.66       6.38         5.75(e)
Portfolio turnover rate (%)                                 134.41    105.57     88.79     124.95     160.89        99.61

--------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charges.

(c) January 1, 1999 (commencement of share class) to April 30, 1999.

(d) Not annualized.

(e) Annualized.

STATE STREET RESEARCH GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------
REPORT ON SPECIAL MEETING OF SHAREHOLDERS
--------------------------------------------------------------------------------

A Special Meeting of Shareholders of the State Street Research Government Income Fund ("Fund"), along with shareholders of other series of State Street Research Financial Trust ("Trust"), was convened on April 6, 1999 ("Meeting"), and continued thereafter. The results of the Meeting are set forth below.

                                                Votes (millions of
                                                      shares)
                                                 (Combined for All
                                                Series of the Trust)
                                                --------------------
Action on Proposal                                 For     Withheld
----------------------------------------------- --------- ---------
The following persons were elected as Trustees:
Bruce R. Bond .................................     40.9      0.7
Steve A. Garban ...............................     40.9      0.7
Malcolm T. Hopkins ............................     40.9      0.7
Susan M. Phillips .............................     40.9      0.7

STATE STREET RESEARCH GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH FINANCIAL TRUST
--------------------------------------------------------------------------------

Fund Information               Officers                          Trustees

State Street Research          Ralph F. Verni                    Ralph F. Verni
Government Income Fund         Chairman of the Board,            Chairman of the Board,
One Financial Center           President and                     President, Chief Executive
Boston, MA 02111               Chief Executive Officer           Officer and Director,
                                                                 State Street Research &
Investment Adviser             Peter C. Bennett                  Management Company
State Street Research &        Vice President
Management Company                                               Bruce R. Bond
One Financial Center           John H. Kallis                    Chairman of the Board,
Boston, MA 02111               Vice President                    Chief Executive Officer and
                                                                 President, PictureTel Corporation
Distributor                    Thomas P. Moore, Jr.
State Street Research          Vice President                    Steve A. Garban
Investment Services, Inc.                                        Former Senior Vice President
One Financial Center           E.K. Easton Ragsdale, Jr.         for Finance and Operations and
Boston, MA 02111               Vice President                    Treasurer, The Pennsylvania
                                                                 State University
Shareholder Services           Thomas A. Shively
State Street Research          Vice President                    Malcolm T. Hopkins
Service Center                                                   Former Vice Chairman of the
P.O. Box 8408                  James M. Weiss                    Board and Chief Financial
Boston, MA 02266-8408          Vice President                    Officer, St. Regis Corp.
1-800-562-0032
                               Gerard P. Maus                    Dean O. Morton
Custodian                      Treasurer                         Former Executive Vice President
State Street Bank and                                            Chief Operating Officer
Trust Company                  Joseph W. Canavan                 and Director, Hewlett-Packard
225 Franklin Street            Assistant Treasurer               Company
Boston, MA 02110
                               Douglas A. Romich                 Susan M. Phillips
Legal Counsel                  Assistant Treasurer               Dean, School of Business and
Goodwin, Procter & Hoar LLP                                      Public Management, George
Exchange Place                 Francis J. McNamara, III          Washington University; former
Boston, MA 02109               Secretary and General Counsel     Member of the Board of Governors
                                                                 of the Federal Reserve System
                               Darman A. Wing                    and Chairman and Commissioner
                               Assistant Secretary and           of the Commodity Futures
                               Assistant General Counsel         Trading Commission

                               Amy L. Simmons                    Toby Rosenblatt
                               Assistant Secretary               President,
                                                                 The Glen Ellen Company
                                                                 Vice President,
                                                                 Founders Investments Ltd.

                                                                 Michael S. Scott Morton
                                                                 Jay W. Forrester Professor of
                                                                 Management, Sloan School of
                                                                 Management, Massachusetts
                                                                 Institute of Technology

[back cover]

State Street Research Government Income Fund
One Financial Center
Boston, MA 02111

                                  ------------
                                    Bulk Rate
                                  U.S. Postage
                                      PAID
                                    Permit #6
                                  Hartford, CT
                                  ------------

Questions? Comments?

Call us at 1-800-562-0032
     [hearing-impaired 1-800-676-7876]
     [Chinese and Spanish-speaking 1-888-638-3193]
Write us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408
E-mail us at:
     info@ssrfunds.com
Internet site:
   www.ssrfunds.com


[logo: State Street Research]

This report is prepared for the general information of current shareholders.

This report must be accompanied or preceded by a current State Street Research Government Income Fund prospectus. When used after June 30, 1999, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.


CONTROL NUMBER: (exp1299)SSR-LD                                     GI-763F-0699

-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                         STRATEGIC PORTFOLIOS: MODERATE
                       ----------------------------------

                             SEMIANNUAL REPORT

                             April 30, 1999

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

                               INVESTMENT UPDATE
                               About the Fund,
                               economy and markets

                               FUND INFORMATION
                               Facts and figures

                               PLUS, COMPLETE PORTFOLIO HOLDINGS
                               AND FINANCIAL STATEMENTS

                                                        STATE STREET RESEARCH
----------------------                                  ---------------------
        DALBAR
HONORS COMMITMENT TO:                                        75 YEARS
      INVESTORS
        1998                                            ---------------------
----------------------                                     LASTING VALUES
                                                        ---------------------
   For Excellence                                          LEADING IDEAS
         in
 Shareholder Service
                                                     STATE STREET RESEARCH FUNDS

--------------------------------------------------------------------------------
INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------

THE ECONOMY
o Americans continued to reap the benefits of a healthy economy. Inflation remained low, unemployment hovered at about 4%, and wages rose.

o Favorable economic factors stimulated retail sales through the holiday season and into the first quarter of 1999. Lower energy costs and declining mortgage rates translated into additional income for many consumers. However, energy costs rebounded in 1999, erasing some of the gains.

o The nation's savings rate fell below zero in the last quarter of 1998. Debate flared over the significance of that figure, however, because the Bureau of Economic Analysis has recently changed the way it computes savings rates.

THE MARKETS
o The S&P 500, a broad measure of common stock performance, gained 22.31% for the six-month period(1). Gains were concentrated in a narrow band of large, high-quality growth and technology stocks. Small and medium-sized company stocks lagged the market.

o The U.S. bond market benefited from three quick interest rate cuts late in 1998. However, the yield on the long-term Treasury benchmark climbed from 5.0% back up to 5.7% by the end of the period, reflecting fears that strong economic growth could ignite inflation. High-yield bonds were weak during the first half of the period, as investors sought the quality of the U.S. Treasury market, but those same "junk" bonds picked up again in 1999 as investors regained confidence.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended April 30, 1999, Strategic Portfolios: Moderate Class S shares returned 9.93%. That was lower than the Lipper balanced funds average total return of 11.67% over the same period.

o The Fund's investments in stocks, 50% of total net assets at the end of the period, helped performance in an absolute sense, but was below the peer group average. o Large-cap growth was the best performing sector of the portfolio over the entire six months.

CURRENT STRATEGY
o No significant changes are being made to the portfolio. The Fund is designed to offer broad diversification among different asset classes and investment styles. Volatility in world financial markets and the high valuation of the U.S. stock market have caused us to reduce our normal holdings of stocks in favor of bonds.

o Over the long term, our approach should help cushion investors against market volatility, and so we are sticking to our discipline. We believe that many areas of the market that were beaten down are positioned to rebound as investors begin to look for better values.

o Small-cap growth and mid-cap value have begun to perform better in recent weeks, enhancing the Fund's total return.

April 30, 1999

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

(1) The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(2) Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value.

(3) Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended April 30, 1999, except where noted)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
FOR PERIODS ENDED 3/31/99(2)(3)
--------------------------------------------------------------------------------
                                LIFE OF FUND
                               (since 9/28/93)      5 YEARS            1 YEAR
--------------------------------------------------------------------------------
Class S                            10.50%           12.36%               3.63%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(2)(3)
--------------------------------------------------------------------------------
                                LIFE OF FUND
                               (since 9/28/93)      5 YEARS            1 YEAR
--------------------------------------------------------------------------------
Class S                            10.92%           12.97%               5.97%
--------------------------------------------------------------------------------
Performance results for the Fund are increased by the voluntary reduction of Fund fees and expenses; without subsidization, performance would have been lower.

ASSET ALLOCATION
(by percentage of net assets)

                  Stocks                      50%
                  Bonds                       48%
                  Cash                         2%

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE
-----------------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
April 30, 1999 (Unaudited)

-----------------------------------------------------------------------------------------------------------------
                                                                                                        VALUE
                                                                                           SHARES      (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES 50.1%
AUTOMOBILES & TRANSPORTATION 0.3%
AIR TRANSPORT 0.3%
Mesa Air Group, Inc.* ...............................................................       2,400    $     16,200
UAL Corp.* ..........................................................................         700          56,525
US Airways Group Inc. ...............................................................         700          38,107
                                                                                                     ------------
                                                                                                          110,832
                                                                                                     ------------
AUTOMOTIVE PARTS 0.0%
Gentex Corp.* .......................................................................         500          15,031
                                                                                                     ------------
Total Automobiles & Transportation ..................................................     125,863
                                                                                                     ------------
CONSUMER DISCRETIONARY 10.4%
ADVERTISING AGENCIES 1.4%
Lamar Advertising Co. Cl. A .........................................................       1,100          36,988
TMP Worldwide Inc.* .................................................................         200          13,450
Valassis Communications Inc.* .......................................................       9,200         515,200
Young & Rubicam Inc.* ...............................................................       1,800          71,662
                                                                                                     ------------
                                                                                                          637,300
                                                                                                     ------------
CASINOS/GAMBLING, HOTEL/MOTEL 1.1%
GTech Holdings Corp.* ...............................................................       3,000          78,188
Harrah's Entertainment Inc.* ........................................................      11,300         248,600
Mirage Resorts Inc.* ................................................................       8,600         192,962
Motels of America Inc.*+ ............................................................          75             506
                                                                                                     ------------
                                                                                                          520,256
                                                                                                     ------------
COMMERCIAL SERVICES 3.3%
A.C. Nielson Corp.* .................................................................      14,300         398,612
Abacus Direct Corp.* ................................................................         600          44,400
Allied Waste Industries Inc.* .......................................................       1,800          31,838
America Online Inc.* ................................................................       3,000         428,250
Casella Waste Systems Inc. Cl. A* ...................................................       1,700          42,500
Cheap Tickets Inc.* .................................................................         400          15,400
Copart Inc.* ........................................................................       1,900          34,437
Corporate Executive Board Co.* ......................................................         300           8,438
Critical Path Inc.* .................................................................         100           9,950
GeoCities* ..........................................................................         200          23,300
Maximus Inc.* .......................................................................       1,500          39,000
ProBusiness Services Inc.* ..........................................................         900          32,288
Steiner Leisure Ltd.* ...............................................................       2,300          73,025
Usweb Corp.* ........................................................................         700          15,706
VerticalNet Inc.* ...................................................................         100          11,350
Waste Connections Inc.* .............................................................       1,300          34,287
Waste Management Inc.* ..............................................................       3,500         197,750
Worldgate Communications Inc.* ......................................................         300           8,550
Ziff-Davis Inc.* ....................................................................       1,100          38,775
                                                                                                     ------------
                                                                                                        1,487,856
                                                                                                     ------------
COMMUNICATIONS, MEDIA & ENTERTAINMENT 1.0%
CBS Corp.* ..........................................................................       2,800         127,575
Chancellor Media Corp. ..............................................................       1,200          65,850
Cinar Films Inc. Cl. B* .............................................................       2,200          45,925
Time Warner Inc. ....................................................................       2,600         182,000
Valley Media Inc.* ..................................................................         900          22,613
                                                                                                     ------------
                                                                                                          443,963
                                                                                                     ------------
CONSUMER ELECTRONICS 0.1%
Abovenet Communications Inc.* .......................................................         300          25,667
TheGlobe.com, Inc.* .................................................................         300          18,037
                                                                                                     ------------
                                                                                                           43,704
                                                                                                     ------------
CONSUMER SERVICES 0.2%
Bright Horizons Family Solutions Corp.* .............................................       1,100          23,650
DeVry Inc.* .........................................................................       1,700          44,837
ITT Educational Services Inc.* ......................................................         300           7,369
Miningco.com Inc.* ..................................................................         200          13,100
                                                                                                     ------------
                                                                                                           88,956
                                                                                                     ------------
HOUSEHOLD FURNISHINGS 0.3%
Black & Decker Corp. ................................................................       2,100         119,175
                                                                                                     ------------
PRINTING & PUBLISHING 0.7%
Hollinger International, Inc. Cl. A* ................................................      24,200         340,313
                                                                                                     ------------
RESTAURANTS 0.4%
McDonald's Corp. ....................................................................       4,200         177,975
                                                                                                     ------------
RETAIL 1.8%
Aviation Sales Co.* .................................................................         700          28,000
CSK Auto Corp.* .....................................................................       1,400          35,000
Federated Department Stores Inc.* ...................................................       2,400         112,050
Global Imaging Systems, Inc.* .......................................................       1,900          27,312
Guitar Center Inc.* .................................................................       1,100          17,188
Home Depot Inc. .....................................................................       2,200         131,862
Jones Apparel Group Inc.* ...........................................................       1,400          46,200
Linens 'n Things Inc.* ..............................................................         600          27,450
Men's Wearhouse, Inc.* ..............................................................         700          19,163
Saks Inc.* ..........................................................................       1,450          41,053
Staples Inc.* .......................................................................       4,850         145,500
Venator Group Inc. ..................................................................       2,000          19,375
Wal-Mart Stores, Inc. ...............................................................       4,000         184,000
                                                                                                     ------------
                                                                                                          834,153
                                                                                                     ------------
SHOES 0.1%
Stride Rite Corp. ...................................................................       2,400          28,050
                                                                                                     ------------
Total Consumer Discretionary ........................................................                   4,721,701
                                                                                                     ------------
CONSUMER STAPLES 2.3%
BEVERAGES 0.5%
Anheuser-Busch Companies,Inc ........................................................       2,900         212,062
                                                                                                     ------------
DRUG & GROCERY STORE CHAINS 0.9%
Duane Reade Inc.* ...................................................................       1,200          32,175
Hannaford Brothers Co. ..............................................................       4,900         213,763
Kroger Co.* .........................................................................       1,300          70,606
Rite Aid Corp. ......................................................................       1,300          30,306
Safeway Inc. ........................................................................       1,500          80,906
                                                                                                     ------------
                                                                                                          427,756
                                                                                                     ------------
FOODS 0.1%
Keebler Foods Co.* ..................................................................       1,500          48,188
                                                                                                     ------------
HOUSEHOLD PRODUCTS 0.6%
Dial Corp. ..........................................................................       1,300          44,200
Procter & Gamble Co. ................................................................       2,300         215,769
                                                                                                     ------------
                                                                                                          259,969
                                                                                                     ------------
TOBACCO 0.2%
RJR Nabisco Holdings Corp.* .........................................................       1,400          36,050
UST Inc. ............................................................................       1,800          50,175
                                                                                                     ------------
                                                                                                           86,225
                                                                                                     ------------
Total Consumer Staples ..............................................................                   1,034,200
                                                                                                     ------------
FINANCIAL SERVICES 6.2%
BANKS & SAVINGS & LOAN 1.5%
Astoria Financial Corp.* ............................................................         800          40,100
Chase Manhattan Corp. ...............................................................       1,300         107,575
City National Corp.* ................................................................         500          19,313
Golden State Bancorp Inc. ...........................................................       1,000          24,562
Golden West Financial Corp. .........................................................         800          80,100
Mercantile Bankshares Corp. .........................................................       2,500          92,500
One Valley Bancorp Inc.* ............................................................         400          15,400
Peoples Heritage Financial Group* ...................................................       8,600         166,625
Saint Paul Bancorp, Inc.* ...........................................................         700          16,975
Southtrust Corp. ....................................................................       1,800          71,719
TCF Financial Corp. .................................................................         600          17,400
Telebanc Financial Corp.* ...........................................................         300          31,087
                                                                                                     ------------
                                                                                                          683,356
                                                                                                     ------------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 0.3%
Bisys Group Inc.* ...................................................................         200          10,150
International Telecommunication Data Systems, Inc.* .................................       1,000          11,313
Nova Corp.* .........................................................................       2,400          62,400
Profit Recovery Group International Inc.* ...........................................         700          25,550
                                                                                                     ------------
                                                                                                          109,413
                                                                                                     ------------
INSURANCE 1.8%
Ace Ltd. ............................................................................       7,000         211,750
American International Group Inc. ...................................................       1,100         129,181
Mutual Risk Management Ltd. .........................................................         732          28,457
Saint Paul Companies, Inc. ..........................................................       1,500          43,031
Terra Nova Holdings Ltd. Cl. A* .....................................................       1,000          22,438
UNUM Corp. ..........................................................................       3,600         196,650
XL Capital Ltd. Cl. A ...............................................................       3,288         199,540
                                                                                                     ------------
                                                                                                          831,047
                                                                                                     ------------
MISCELLANEOUS FINANCIAL 1.8%
AMBAC Inc. ..........................................................................       5,400         326,025
Capital One Financial Corp. .........................................................       1,100         191,056
Capital Re Corp. ....................................................................         500           9,781
Citigroup, Inc. .....................................................................       2,300         173,075
CMAC Investment Corp. ...............................................................         600          27,525
Finet Holding Corp.* ................................................................       1,900          16,684
Heller Financial Inc. Cl. A .........................................................       1,200          32,550
Metris Companies Inc. ...............................................................         600          36,675
T & W Financial Corp.* ..............................................................       1,800          14,738
                                                                                                     ------------
                                                                                                          828,109
                                                                                                     ------------
REAL ESTATE INVESTMENT TRUSTS 0.1%
First Industrial Realty Trust Inc. ..................................................         500          13,437
Golf Trust of America Inc.* .........................................................         400           8,875
IndyMac Mortgage Holdings Inc. ......................................................       1,400          23,100
Liberty Property Trust ..............................................................         500          12,063
                                                                                                     ------------
                                                                                                           57,475
                                                                                                     ------------
RENTAL & LEASING SERVICES: COMMERCIAL 0.1%
United Rentals Inc.* ................................................................       1,500          44,719
                                                                                                     ------------
SECURITIES BROKERAGE & SERVICES 0.6%
Bear Stearns Company Inc. ...........................................................       1,995          93,017
Knight/Trimark Group, Inc. Cl. A* ...................................................       1,000         153,187
                                                                                                     ------------
                                                                                                          246,204
                                                                                                     ------------
Total Financial Services ............................................................                   2,800,323
                                                                                                     ------------
HEALTH CARE 3.2%
DRUGS & BIOTECHNOLOGY 2.4%
Abbott Laboratories Inc. ............................................................       2,600         125,938
Axogen Ltd.* ........................................................................         900          27,450
Baxter International Inc. ...........................................................       2,000         126,000
Biovail Corp.* ......................................................................       3,300         115,706
Elan Corp. PLC* .....................................................................         600          17,100
Intelligent Polymers Ltd.* ..........................................................       4,200         130,200
Pfizer Inc. .........................................................................         900         103,556
Pharmacia & Upjohn Inc. .............................................................       3,000         168,000
Pharmacia & Upjohn Inc. SDR .........................................................         500          27,735
PharmaPrint Inc.* ...................................................................       1,400          13,563
Quintiles Transnational Corp.* ......................................................         816          33,107
Schering-Plough Corp. ...............................................................       3,200         154,600
Spiros Development Corp.* ...........................................................       2,500          25,156
                                                                                                     ------------
                                                                                                        1,068,111
                                                                                                     ------------
HEALTH CARE FACILITIES 0.3%
Healthsouth Corp.* ..................................................................       1,806          24,268
Total Renal Care Holdings Inc.* .....................................................       8,300         115,162
                                                                                                     ------------
                                                                                                          139,430
                                                                                                     ------------
HEALTH CARE SERVICES 0.5%
Covance Inc.* .......................................................................       1,000          21,938
Healtheon Corp.* ....................................................................         500          22,625
NCS Healthcare Inc. Cl. A* ..........................................................       1,700          22,100
Quorum Health Group Inc.* ...........................................................       9,800         121,275
Wesley Jessen VisionCare Inc.* ......................................................       1,500          45,937
                                                                                                     ------------
                                                                                                          233,875
                                                                                                     ------------
Total Health Care ...................................................................                   1,441,416
                                                                                                     ------------
INTEGRATED OILS 1.0%
INTEGRATED DOMESTIC 0.5%
KCS Energy Inc. .....................................................................       2,000           2,750
Kerr-McGee Corp. ....................................................................       2,878         121,964
Unocal Corp. ........................................................................       2,800         116,375
                                                                                                     ------------
                                                                                                          241,089
                                                                                                     ------------
INTEGRATED INTERNATIONAL 0.5%
Exxon Corp. .........................................................................       1,700         141,206
Total SA Cl. B ADR ..................................................................       1,200          81,600
                                                                                                     ------------
                                                                                                          222,806
                                                                                                     ------------
Total Integrated Oils ...............................................................                     463,895
                                                                                                     ------------
MATERIALS & PROCESSING 2.8%
CHEMICALS 1.2%
Agrium Inc. .........................................................................      16,700         151,344
Cabot Corp. .........................................................................       9,900         267,300
Cambrex Corp. .......................................................................         800          20,500
Dow Chemical Co. ....................................................................         700          91,831
                                                                                                     ------------
                                                                                                          530,975
                                                                                                     ------------
CONTAINERS & PACKAGING 0.2%
Smurfit Stone Container Corp.* ......................................................       3,400          79,475
                                                                                                     ------------
DIVERSIFIED MANUFACTURING 1.0%
Ball Corp. ..........................................................................       8,200         450,487
                                                                                                     ------------
FOREST PRODUCTS 0.2%
Boise Cascade Corp. .................................................................       1,000          40,250
Champion International Corp. ........................................................         900          49,219
                                                                                                     ------------
                                                                                                           89,469
                                                                                                     ------------
PAPER & FOREST PRODUCTS 0.1%
Bowater Inc. ........................................................................       1,400          75,075
                                                                                                     ------------
STEEL 0.1%
Harsco Corp. ........................................................................       1,600          52,500
                                                                                                     ------------
Total Materials & Processing ........................................................                   1,277,981
                                                                                                     ------------
NON-US EQUITIES 7.5%
Appliedtheory Corp. .................................................................         100           2,050
Asia Pacific Wire & Cable Corp. Ltd.* ...............................................      13,600          39,950
Banco Di Roma .......................................................................      56,300          92,782
BHF Bank AG .........................................................................       1,800          67,694
British Petroleum Co. PLC* ..........................................................       7,500         142,370
Clearnet Communications Inc. Wts.* ..................................................         495           2,475
Continental AG ......................................................................       2,100          52,133
Energy Africa Ltd.* .................................................................      23,300          45,183
Gulfstream Resources Ltd. ...........................................................       4,200          11,090
IXOS Software AG ....................................................................         300          61,166
L.M. Ericsson Telephone Co. Cl. B* ..................................................       2,000          52,507
Lernout & Hauspie Speech Products NV ADR* ...........................................       2,600         101,725
National Bank of Canada .............................................................      12,500         201,461
Nokia Ab Oy .........................................................................       1,400         107,890
Post Energy Corp.* ..................................................................       3,900          14,978
Prosieben Media AG* .................................................................       3,200         150,431
PTT Exploration & Production Public Co. Ltd.* .......................................       7,500          69,194
QP Corp. ............................................................................      17,500         135,551
Renaissance Energy Ltd. .............................................................      10,000         151,224
Sema Group PLC* .....................................................................      10,200          98,617
Shaw Communications Inc. Cl. B ......................................................       3,800         153,900
Snow Brand Milk Co. .................................................................      26,200         136,024
Societe Generale ....................................................................         300          53,686
Softbank Corp. ......................................................................       2,500         332,650
Suncor Energy Inc ...................................................................       1,000          39,949
Takara Shuzo Co. ....................................................................      36,000         252,621
Talisman Energy Inc .................................................................       5,000         132,021
Telecom Italia SPA* .................................................................      18,700         198,930
Tieto Corp. .........................................................................       3,600         143,375
Valeo SA ............................................................................         700          59,158
Valeo SA Wts.* ......................................................................         700           2,366
WM Data AB Cl. B* ...................................................................       3,200         117,577
Wolters Kluwer ......................................................................       3,600         156,685
                                                                                                     ------------
Total Non-US Equities ...............................................................                   3,379,413
                                                                                                     ------------
OTHER 2.5%
MULTI-SECTOR 2.5%
AlliedSignal Inc. ...................................................................       2,800         164,500
Gencorp Inc. ........................................................................       5,900         136,437
General Electric Co. ................................................................       2,300         242,650
Johnson Controls Inc. ...............................................................         600          43,763
Ogden Corp. .........................................................................       7,500         193,594
Raytheon Co. Cl. B ..................................................................       1,800         126,450
Teleflex Inc. .......................................................................         500          21,781
Tyco International Ltd. .............................................................       2,500         203,125
                                                                                                     ------------
Total Other .........................................................................                   1,132,300
                                                                                                     ------------
OTHER ENERGY 1.8%
GAS PIPELINES 1.0%
Columbia Energy Group ...............................................................         400          19,225
Williams Companies Inc. .............................................................       8,887         419,911
                                                                                                     ------------
                                                                                                          439,136
                                                                                                     ------------
OFFSHORE DRILLING 0.0%
Atwood Oceanics Inc.* ...............................................................         400          13,950
                                                                                                     ------------
OIL & GAS PRODUCERS 0.4%
Abacan Resource Corp.* ..............................................................      11,300           1,942
Maxx Petroleum Ltd.* ................................................................       4,500          12,375
Ocean Energy Inc.* ..................................................................      14,412         134,212
Plains Resources Inc.* ..............................................................         800          13,650
Talisman Energy Inc. ................................................................         370           9,828
                                                                                                     ------------
                                                                                                          172,007
                                                                                                     ------------
OIL WELL EQUIPMENT & SERVICES 0.4%
Calpine Corp.* ......................................................................       1,200          51,150
Halliburton Co. .....................................................................       3,000         127,875
                                                                                                     ------------
                                                                                                          179,025
                                                                                                     ------------
Total Other Energy ..................................................................                     804,118
                                                                                                     ------------
PRODUCER DURABLES 1.8%
AEROSPACE 0.1%
Heico Corp. Cl. A* ..................................................................       1,400          29,487
                                                                                                     ------------
ELECTRICAL EQUIPMENT & COMPONENTS 0.6%
Mark IV Industries Inc. .............................................................      15,300         273,487
                                                                                                     ------------
ELECTRONICS: INDUSTRIAL 0.0%
Mettler Toledo International Inc.* ..................................................       1,100          28,738
                                                                                                     ------------
MACHINERY 0.5%
Helix Technology Corp.* .............................................................         700          12,359
Howmet International Inc.* ..........................................................      12,900         206,400
                                                                                                     ------------
                                                                                                          218,759
                                                                                                     ------------
OFFICE FURNITURE & BUSINESS EQUIPMENT 0.4%
Xerox Corp. .........................................................................       3,400         199,750
                                                                                                     ------------
PRODUCTION TECHNOLOGY EQUIPMENT 0.1%
Cymer Inc.* .........................................................................         900          16,425
Dupont Photomasks Inc.* .............................................................         300          13,125
Novellus Systems Inc.* ..............................................................         200           9,450
                                                                                                     ------------
                                                                                                           39,000
                                                                                                     ------------
TELECOMMUNICATIONS EQUIPMENT 0.1%
L-3 Communications Holding Corp.* ...................................................         600          29,288
                                                                                                     ------------
Total Producer Durables .............................................................                     818,509
                                                                                                     ------------
TECHNOLOGY 6.0%
COMMUNICATIONS TECHNOLOGY 1.0%
American Tower Corp. Cl. A* .........................................................       1,400          29,663
Covad Communications Group Inc.* ....................................................         200          19,200
Digital Microwave Corp.* ............................................................       3,280          41,820
Lucent Technologies Inc. ............................................................       2,500         150,312
MMC Networks Inc.* ..................................................................       1,100          27,019
NCR Corp. ...........................................................................       2,000          82,000
Network Solutions Inc. Cl. A* .......................................................         300          23,325
Remec Inc.* .........................................................................       4,450          57,572
                                                                                                     ------------
                                                                                                          430,911
                                                                                                     ------------
COMPUTER SOFTWARE 1.1%
Acxiom Corp.* .......................................................................         500          12,625
Answerthink Consulting Group, Inc.* .................................................         800          17,750
Cadence Design Systems Inc.* ........................................................       2,000          27,125
Ceridian Corp.* .....................................................................       2,800         102,550
Check Point Software Technologies Ltd.* .............................................         400          14,100
Earthweb Inc.* ......................................................................         200          10,625
Microsoft Corp.* ....................................................................       2,800         227,675
Mpath Interactive Inc. ..............................................................         200           7,875
Novell Inc.* ........................................................................       1,600          35,600
Platinum Technology Inc.* ...........................................................       1,800          45,900
Transaction Systems Architects Inc. Cl. A* ..........................................         500          16,219
USinternetworking Inc.* .............................................................         100           5,112
Walker Interactive Systems, Inc.* ...................................................       2,800           8,925
                                                                                                     ------------
                                                                                                          532,081
                                                                                                     ------------
COMPUTER TECHNOLOGY 3.0%
Cisco Systems Inc.* .................................................................       2,875         327,930
Dell Computer Corp.* ................................................................       2,400          98,850
EMC Corp.* ..........................................................................       2,500         272,344
Extreme Networks Inc.* ..............................................................         200          11,087
Fore Systems Inc.* ..................................................................       1,000          33,750
International Business Machines Corp. ...............................................         800         167,350
Radiant Systems Inc.* ...............................................................       2,400          27,300
Rhythms Netconnections Inc.* ........................................................         100           8,250
Seagate Technology, Inc.* ...........................................................       1,200          33,450
Silicon Graphics Inc.* ..............................................................      14,800         188,700
Sportsline USA Inc.* ................................................................         100           4,000
Unisys Corp. ........................................................................       1,500          47,156
Verio Inc.* .........................................................................       1,000          71,000
Wang Laboratories Inc.* .............................................................       1,100          27,569
Zebra Technologies Corp. Cl. A* .....................................................         800          26,600
                                                                                                     ------------
                                                                                                        1,345,336
                                                                                                     ------------
ELECTRONICS 0.3%
Aeroflex Inc.* ......................................................................       4,900          71,663
SLI Inc.* ...........................................................................       1,731          47,494
                                                                                                     ------------
                                                                                                          119,157
                                                                                                     ------------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 0.6%
Analog Devices Inc.* ................................................................       3,300         115,912
Cypress Semiconductor Corp.* ........................................................       5,400          55,350
Integrated Circuit Systems Inc.* ....................................................       1,000          20,250
Intel Corp. .........................................................................       1,600          97,900
                                                                                                     ------------
                                                                                                          289,412
                                                                                                     ------------
Total Technology ....................................................................                   2,716,897
                                                                                                     ------------
UTILITIES 4.3%
CABLE TELEVISION & RADIO 0.4%
Cox Communications Inc. Cl. A* ......................................................       2,000         158,750
                                                                                                     ------------
ELECTRICAL 1.7%
Consolidated Edison Inc. ............................................................       1,000          45,438
DQE, Inc. ...........................................................................       2,100          86,494
Illinova Corp. ......................................................................       8,000         210,000
OGE Energy Corp. ....................................................................       7,500         177,656
Pinnacle West Capital Corp. .........................................................       7,000         271,687
                                                                                                     ------------
                                                                                                          791,275
                                                                                                     ------------
GAS DISTRIBUTION 0.1%
Nicor Inc. ..........................................................................         500          18,187
Questar Corp. .......................................................................       1,300          23,644
                                                                                                     ------------
                                                                                                           41,831
                                                                                                     ------------
TELECOMMUNICATIONS 2.1%
Alltel Corp. ........................................................................       2,600         175,338
Bellsouth Corp. .....................................................................       1,600          71,600
MCI WorldCom Inc.* ..................................................................       3,800         312,312
MediaOne Group Inc.* ................................................................       1,500         122,344
Qwest Communications International Inc.* ............................................       2,200         187,962
RCN Corp.* ..........................................................................         900          43,763
RSL Communications Ltd. Cl. A* ......................................................       1,100          36,025
Viatel Inc. Pfd.( ) .................................................................          24           5,953
                                                                                                     ------------
                                                                                                          955,297
                                                                                                     ------------
Total Utilities .....................................................................                   1,947,153
                                                                                                     ------------
Total Equity Securities (Cost $17,659,712) ..........................................                  22,663,769
                                                                                                     ------------

-----------------------------------------------------------------------------------------------------------------
                                                            PRINCIPAL           MATURITY
                                                             AMOUNT               DATE
-----------------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES 47.8%
U.S. TREASURY 7.4%
U.S. Treasury Bond, 8.125% .......................       $     50,000            5/15/2021                 63,399
U.S. Treasury Bond, 12.00% .......................            150,000            8/15/2013                218,062
U.S. Treasury Bond, 8.125% .......................            300,000            8/15/2021                380,811
U.S. Treasury Bond, 6.625% .......................            575,000            2/15/2027                632,408
U.S. Treasury Bond, 6.125% .......................            125,000           11/15/2027                129,395
U.S. Treasury Bond, 5.25% ........................            175,000           11/15/2028                161,929
U.S. Treasury Bond, 5.25% ........................            325,000            2/15/2029                305,094
U.S. Treasury Note, 6.625% .......................            275,000            7/31/2001                283,723
U.S. Treasury Note, 5.875% .......................            425,000            9/30/2002                433,763
U.S. Treasury STRIPS, 0.00% ......................            450,000            5/15/2003                364,766
U.S. Treasury STRIPS, 0.00% ......................            300,000            5/15/2007                193,182
U.S. Treasury TIPS, 3.875% .......................            200,122            4/15/2029                200,684
                                                                                                     ------------
                                                                                                        3,367,216
                                                                                                     ------------
U.S. AGENCY MORTGAGE 14.9%
Federal Home Loan Mortgage Corp. TBA, 6.50% ......            375,000            6/16/2029                372,889
Federal National Mortgage Association, 9.50% .....             79,380           10/01/2003                 82,380
Federal National Mortgage Association, 7.00% .....            103,236           12/01/2007                105,065
Federal National Mortgage Association, 8.00% .....            126,511            4/01/2008                131,306
Federal National Mortgage Association, 5.50% .....            150,000            2/01/2014                145,500
Federal National Mortgage Association, 5.50% .....            423,394            3/01/2014                410,693
Federal National Mortgage Association, 6.50% .....            215,915            9/01/2028                214,497
Federal National Mortgage Association, 6.50% .....            563,810           11/01/2028                560,106
Federal National Mortgage Association, 6.50% .....            564,403           12/01/2028                560,695
Federal National Mortgage Association, 6.00% .....            393,629            2/01/2029                381,450
Federal National Mortgage Association TBA, 6.50% .            200,000            6/16/2029                198,686
Government National Mortgage Association, 6.50% ..             73,292            2/15/2009                 74,188
Government National Mortgage Association, 6.50% ..            158,077            5/15/2009                160,010
Government National Mortgage Association, 7.00% ..            104,823            1/15/2025                106,593
Government National Mortgage Association, 6.50% ..            679,463           11/15/2028                674,999
Government National Mortgage Association, 7.00% ..             93,693           11/15/2028                 95,068
Government National Mortgage Association, 6.00% ..            374,347            3/15/2029                362,529
Government National Mortgage Association TBA,
  6.50% ..........................................            875,000            5/24/2029                869,391
Government National Mortgage Association TBA,
  7.00% ..........................................          1,225,000            6/23/2029              1,242,983
                                                                                                     ------------
                                                                                                        6,749,028
                                                                                                     ------------
CANADIAN-YANKEE 1.5%
British Sky Broadcasting Group Inc. Note, 6.875% .            100,000            2/23/2009                 99,359
Province of Quebec, Deb. 5.75% ...................            375,000            2/15/2009                362,070
Transcanada Pipelines Ltd. Note, 6.43% ...........            100,000            3/15/2004                101,210
Woodside Finance Ltd. Note, 6.60%+ ...............            100,000            4/15/2008                 95,181
                                                                                                     ------------
                                                                                                          657,820
                                                                                                     ------------
FOREIGN GOVERNMENT 4.0%
                                                        Greek Drachma
Republic of Greece, 8.80% ........................        210,000,000            6/19/2007                798,232
                                                  New Zealand Dollar
Government of New Zealand, 10.00% ................            675,000            3/15/2002                427,564
Government of New Zealand, 8.00% .................            875,000           11/15/2006                560,243
                                                                                                     ------------
                                                                                                        1,786,039
                                                                                                     ------------
FINANCE/MORTGAGE 9.9%
AT&T Capital Corp. Note, 7.50% ...................       $    100,000           11/15/2000                102,399
AT&T Capital Corp. Note, 6.75% ...................            100,000            2/04/2002                101,886
Arcadia Automobile Trust 97-C A5, 6.55% ..........            100,000            6/15/2005                101,218
Capital One Bank Note, 6.15% .....................            150,000            6/01/2001                150,390
Capital One Bank Note, 7.08% .....................            150,000           10/30/2001                153,342
Capital One Bank Note, 6.62% .....................            200,000            8/04/2003                202,034
Chase Commercial Mortgage Securities Corp. Note
  98-2A1, 6.025% .................................             97,271            8/18/2007                 96,694
Discover Card Master Trust 98 Cl. A, 5.60% .......            200,000            5/16/2006                197,438
DLJ Commercial Mortgage Corp. 98-2, 6.24% ........            150,000           11/12/2031                148,031
ERAC USA Finance Co. Note, 6.75%+ ................            250,000            5/15/2007                244,707
Finova Capital Corp. Sr. Note, 6.125% ............            200,000            3/15/2004                198,800
First Union Commercial Mortgage Trust 99-C1 Cl.
  A2, 6.07% ......................................            135,000           10/15/2008                131,625
Ford Motor Credit Co. Note, 5.75% ................            200,000            2/23/2004                197,318
Ford Motor Credit Co. Note, 5.80% ................            175,000            1/12/2009                166,957
GE Global Insurance Holding Corp. Note, 7.00% ....            200,000            2/15/2026                204,152
GMAC Commercial Mortgage Security Inc. 97-C2 Cl.
  A, 6.45% .......................................             93,743           12/15/2004                 94,564
GMAC Commercial Mortgage Security Inc. 99-C1 Cl.
  A2, 6.175% .....................................            200,000            5/15/2033                204,110
GS Mortgage Securities Corp. Note Series 97-1,
  6.86% ..........................................            200,000            7/13/2030                205,630
Household Finance Co. Sr. Note, 6.75% ............            100,000            6/01/2000                101,181
LB Commercial Conduit Mortgage Trust 97-LL1-A1,
  6.79% ..........................................            193,147            6/12/2004                197,070
LB Commercial Conduit Mortgage Trust 98-C4 Cl. A1,
  6.21% ..........................................             50,000           10/15/2008                 49,078
LB Commercial Conduit Mortgage Trust 98-C1-A1,
  6.33% ..........................................             89,614           11/18/2004                 90,118
MBNA Corp. Sr. Note, 6.875% ......................            100,000           11/15/2002                101,295
MBNA Corp. Sr. Note, 6.15% .......................            250,000           10/01/2003                248,210
MBNA Master Credit Card Trust Series 98-JA, 5.25%             100,000            2/15/2006                 97,843
MBNA Master Credit Card Trust Series 99-BA, 5.90%             100,000            8/15/2011                 97,594
Morgan Stanley Capital Inc. 98-A1, 6.22% .........             95,440            5/03/2005                 95,708
Morgan Stanley Capital Inc. 98-A1, 6.19% .........             86,591            1/15/2007                 86,618
Prime Credit Card Master Trust Series 1995-1A,
  6.75% ..........................................            125,000           11/15/2005                127,929
Prime Credit Card Master Trust Series 1996-1A,
  6.70% ..........................................            100,000            7/15/2004                101,843
Sears Credit Account Master Trust Series 1998-2A,
  5.25% ..........................................            200,000           10/16/2008                194,436
                                                                                                     ------------
                                                                                                        4,490,218
                                                                                                     ------------
CORPORATE 10.1%
Allied Waste North America Inc. Sr. Note, 7.875% .             50,000            1/01/2009                 48,875
Archibald Candy Corp. Sr. Sec. Note, 10.25% ......            125,000            7/01/2004                128,125
Atlantic Richfield Co. Note, 5.90% ...............            150,000            4/15/2009                147,983
California Infrastructure & Economic Note 97-1 Cl.
  A5, 6.28% ......................................            175,000            9/25/2005                177,460
California Infrastructure & Economic Note 97-1 Cl.
  A6, 6.32% ......................................             75,000            9/25/2005                 76,620
California Infrastructure Development Series 1997-
  A7, 6.42% ......................................            100,000            9/25/2008                102,738
Charter Communications Holdings Inc. Sr. Note,
  8.625%+ ........................................             30,000            4/01/2009                 30,900
Chevron Corp. Profit Sharing Note, 8.11% .........             82,667           12/01/2004                 88,030
CMS Panhandle Holding Co. Note, 6.50%+ ...........            125,000            7/15/2009                124,250
Coca-Cola Enterprises Inc. Deb., 6.75% ...........            150,000            9/15/2028                146,625
Columbia/HCA Healthcare Corp. Note, 6.91% ........            150,000            6/15/2005                136,864
Columbia/HCA Healthcare Corp. Note, 7.69% ........            100,000            6/15/2025                 82,269
Columbia/HCA Healthcare Corp. Note, 7.75% ........            100,000            7/15/2036                 83,941
Edison Mission Energy Funding Corp. Series A Note,
  6.77%+ .........................................            159,443            9/15/2003                161,437
Empire Gas Corp. Sr. Sec. Note, 7.00% to 7/14/99,
  12.875% from 7/15/99 to maturity ...............            250,000            7/15/2004                175,000
First Wave Marine Inc. Sr. Note, 11.00% ..........            150,000            2/01/2008                142,500
Fisher Scientific International Inc. Sr. Sub.
  Note, 9.00% ....................................             50,000            2/01/2008                 50,000
Fort James Corp. Note, 6.23% .....................             75,000            3/15/2001                 74,783
GTE Corp. Deb., 6.94% ............................            100,000            4/15/2028                100,132
Harrahs Operating Inc. Sr. Sub. Note, 7.875% .....            100,000           12/15/2005                101,000
Healthsouth Corp. Sr. Note, 6.875% ...............            100,000            6/15/2005                 95,683
Hyperion Telecommunications Sr. Sub. Note, 12.00%+             40,000           11/01/2007                 42,200
J.B. Poindexter Inc. Sr. Note, 12.50% ............             50,000            5/15/2004                 48,250
Lucent Technologies Inc. Deb., 6.45% .............            175,000            3/15/2029                168,490
Mohegan Tribal Gaming Authority Inc. Sr. Sub.
  Note, 8.75%+ ...................................             50,000            1/01/2009                 51,500
New York State Power Authority, Revenue Bonds,
  Series D, 6.17% ................................            150,000            2/15/2001                151,514
News America Holdings Inc. Deb., 7.375% ..........            200,000           10/17/2008                211,030
News America Inc. Sr. Deb., 7.125% ...............            100,000            4/08/2028                 97,515
Norcal Waste Systems Inc. Series B Sr. Note,
  13.50% .........................................            200,000           11/15/2005                225,500
Ocean Energy Inc. Series B Sr. Note, 7.625% ......             50,000            7/01/2005                 47,875
Peco Energy Transport Trust Series 99-A Cl. A7,
  6.13% ..........................................            200,000            3/01/2009                199,284
Pepsi Bottling Holdings Inc. Note, 5.625%+ .......            200,000            2/17/2009                190,738
RSL Communications Ltd. Sr. Note, 12.25% .........            100,000           11/15/2006                111,000
Spanish Broadcasting Systems Inc. Sr. Note, 12.50%            100,000            6/15/2002                113,000
Union Pacific Resources Group Inc. Note, 7.30% ...            100,000            4/15/2009                 99,087
United States West Capital Funding Inc. Deb.,
  6.875% .........................................            100,000            7/15/2028                 98,720
Viatel Inc. Sr. Note, 11.25% .....................             50,000            4/15/2008                 52,000
Westpoint Stevens Inc. Sr. Note, 7.875% ..........            200,000            6/15/2008                204,500
Wisconsin Central Transportation Corp. Note,
  6.625% .........................................            100,000            4/15/2008                 98,879
Xerox Corp. Note, 5.50% ..........................            100,000           11/15/2003                 98,672
                                                                                                     ------------
                                                                                                        4,584,969
                                                                                                     ------------
Total Fixed Income Securities (Cost $21,743,691) .........................................             21,635,290
                                                                                                     ------------
COMMERCIAL PAPER 8.1%
American Express Credit Corp., 4.65% .............            880,000            5/03/1999                880,000
Ford Motor Credit Co., 4.83% .....................          1,000,000            5/07/1999              1,000,000
Ford Motor Credit Co., 4.86% .....................            124,000            5/07/1999                124,000
General Electric Capital Corp., 4.75% ............            937,000            5/03/1999                937,000
Household Finance Corp., 4.78% ...................            735,000            5/17/1999                735,000
                                                                                                     ------------
Total Commercial Paper (Cost $3,676,000) .................................................              3,676,000
                                                                                                     ------------

-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES
-----------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS 14.8%
State Street Navigator Securities
Lending Prime Portfolio ..................................................       6,684,250              6,684,250
                                                                                                     ------------
Total Short-Term Investments (Cost $6,684,450) ...........................................              6,684,250
                                                                                                     ------------
Total Investments (Cost $49,763,653) - 120.8% ............................................             54,659,309

Cash and Other Assets, Less Liabilities - (20.8%) ........................................             (9,406,407)
                                                                                                     ------------
Net Assets - 100.0% ......................................................................           $ 45,252,902
                                                                                                     ============

Federal Income Tax Information:
At April 30, 1999, the net unrealized appreciation of investments based on cost for
  Federal income tax purposes of $49,834,761 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of
  value over tax cost ....................................................................           $  6,127,242
Aggregate gross unrealized depreciation for all investments in which there is an excess of
  tax cost over value ....................................................................             (1,302,695)
                                                                                                     ------------
                                                                                                     $  4,824,547
                                                                                                     ============

-------------------------------------------------------------------------------------------------------------------
ADR Stands for American Depositary Receipt, representing ownership of foreign securities.
TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized and may vary by no more than 1%.
*   Nonincome-producing securities.
( ) Payments of income may be made in cash or in the form of securities.
+   Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified buyers. The total cost and market value of Rule 144A securities owned at April 30, 1999 were $956,975 and $941,419 (2.08% of net assets), respectively.

Futures contracts open at April 30, 1999, are as follows:

                                                 EXPIRATION      UNREALIZED
  TYPE                        NOTIONAL AMOUNT      MONTH        APPRECIATION
----------------------------------------------------------------------------
30 year U.S. Treasury Bonds      $200,000        June, 1999        $ 2,423

Forward currency exchange contracts outstanding at April 30, 1999, are as follows:

                                                                                           UNREALIZED
                                                                             CONTRACT     APPRECIATION    DELIVERY
                                                           TOTAL VALUE         PRICE     (DEPRECIATION)     DATE
------------------------------------------------------------------------------------------------------------------
Sell Euro currency, Buy U.S. dollars                        163,428 EUR    1.04514 EUR       $(1,919)      5/07/99
Sell Euro currency, Buy U.S. dollars                        343,000 EUR    1.14030 EUR        28,108       5/28/99
Sell Euro currency, Buy U.S. dollars                        196,000 EUR    1.07320 EUR         2,161       7/22/99
Buy Greek drachma, Sell U.S. dollars                     53,253,000 GRD     .00327 GRD        (1,523)      5/07/99
Buy Greek drachma, Sell U.S. dollars                     53,253,000 GRD     .00320 GRD         2,312       5/07/99
Sell Japanese yen, Buy U.S. dollars                      39,602,500 JPY     .00884 JPY         7,134      12/30/99
Sell Japanese yen, Buy U.S. dollars                      28,257,500 JPY     .00885 JPY         5,355      12/30/99
Sell New Zealand dollars, Buy U.S. dollars                  827,000 NZD     .55490 NZD        (4,428)      5/28/99
Sell New Zealand dollars, Buy U.S. dollars                  450,000 NZD     .55050 NZD        (4,560)      7/22/99
Sell New Zealand dollars, Buy U.S. dollars                  430,000 NZD     .55058 NZD        (4,325)      7/22/99
                                                                                             -------
                                                                                             $28,315
                                                                                             =======
The accompanying notes are an integral part of the financial statements

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
April 30, 1999 (Unaudited)

ASSETS
Investments, at value (Cost $49,763,653) (Note 1) .............     $54,659,309
Cash ..........................................................             668
Receivable for securities sold ................................       1,956,299
Interest and dividends receivable .............................         314,751
Receivable for open forward contracts .........................          45,070
Receivable from Distributor (Note 3) ..........................          32,929
Receivable for variation margin ...............................           4,063
Receivable for fund shares sold ...............................           3,474
Other assets ..................................................          25,523
                                                                    -----------
                                                                     57,042,086
LIABILITIES
Payable for collateral received on securities loaned ..........       6,684,250
Payable for securities purchased ..............................       4,699,063
Payable for fund shares redeemed ..............................         124,204
Accrued transfer agent and shareholder services
  (Note 2) ....................................................          92,580
Accrued management fee (Note 2) ...............................          24,165
Payable for open forward contracts ............................          16,755
Accrued trustees' fees (Note 2) ...............................           7,575
Other accrued expenses ........................................         140,592
                                                                    -----------
                                                                     11,789,184
                                                                    -----------
NET ASSETS                                                          $45,252,902
                                                                    ===========
Net Assets consist of:
  Undistributed net investment income .........................     $   512,442
  Unrealized appreciation of investments ......................       4,895,656
  Unrealized appreciation of forward contracts and
    foreign currency ..........................................          25,840
  Unrealized appreciation of futures contracts ................           2,423
  Accumulated net realized gain ...............................          30,174
  Paid-in capital .............................................      39,786,367
                                                                    -----------
                                                                    $45,252,902
                                                                    ===========
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($45,252,902 / 4,207,148 shares) ............................          $10.76
                                                                         ======

The accompanying notes are an integral part of the financial statements

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended April 30, 1999 (Unaudited)

INVESTMENT INCOME
Interest, net of foreign taxes of $1,888 (Note 1) ..............    $   793,549
Dividends, net of foreign taxes of $2,632 ......................        102,878
                                                                    -----------
                                                                        896,427
EXPENSES
Management fee (Note 2) ........................................        144,733
Transfer agent and shareholder services (Note 2) ...............         92,580
Custodian fee ..................................................         75,027
Registration fees ..............................................         17,533
Audit fee ......................................................         12,615
Trustees' fees (Note 2) ........................................          7,575
Reports to shareholders ........................................          6,684
Miscellaneous ..................................................          4,027
                                                                    -----------
                                                                        360,774
Expenses borne by the Distributor (Note 3) .....................       (143,333)
                                                                    -----------
                                                                        217,441
                                                                    -----------
Net investment income ..........................................        678,986
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  FORWARD CONTRACTS, FOREIGN CURRENCY AND
  FUTURES CONTRACTS
Net realized gain on investments (Notes 1 and 4) ...............        256,576
Net realized loss on forward contracts and foreign
  currency (Note 1) ............................................       (145,905)
Net realized gain on futures contracts (Note 1) ................          8,535
                                                                    -----------
  Total net realized gain ......................................        119,206
                                                                    -----------
Net unrealized appreciation of investments .....................      3,220,371
Net unrealized appreciation of forward contracts and
  foreign currency .............................................        208,434
Net unrealized depreciation of futures contracts ...............           (264)
                                                                    -----------
  Total net unrealized appreciation ............................      3,428,541
                                                                    -----------
Net gain on investments, forward contracts, foreign currency
  and futures contracts ........................................      3,547,747
                                                                    -----------
Net increase in net assets resulting from operations ...........    $ 4,226,733
                                                                    ===========

The accompanying notes are an integral part of the financial statements

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE
-------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------
                                                                                 SIX MONTHS ENDED
                                                                   YEAR END       APRIL 30, 1999
                                                               OCTOBER 31, 1998     (UNAUDITED)
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income ......................................     $  1,583,035       $   678,986
Net realized gain on investments, forward contracts, foreign
  currency and futures contracts ...........................        4,860,621           119,206
Net unrealized appreciation (depreciation) of investments,
  forward contracts, foreign currency and futures contracts        (3,034,202)        3,428,541
                                                                 ------------       -----------
Net increase resulting from operations .....................        3,409,454         4,226,733
                                                                 ------------       -----------
Dividends from net investment income -- Class S ............       (1,562,753)         (830,240)
                                                                 ------------       -----------
Distributions from net realized gains -- Class S ...........       (5,543,465)       (4,706,431)
                                                                 ------------       -----------
Class S share transactions (Note 6):
  Proceeds from sale of shares .............................        7,459,681         2,027,670
  Net asset value of shares issued in payment of:
    Dividends from net investment income ...................          790,394           462,169
    Distributions from net realized gains ..................        5,543,456         4,706,404
  Cost of shares repurchased ...............................      (19,024,501)       (5,203,302)
                                                                 ------------       -----------
Net increase (decrease) from fund share transactions .......       (5,230,970)        1,992,941
                                                                 ------------       -----------
Total increase (decrease) in net assets ....................       (8,927,734)          683,003
NET ASSETS
Beginning of period ........................................       53,497,633        44,569,899
                                                                 ------------       -----------
End of period (including undistributed net investment income
  of $663,696 and $512,442, respectively) ..................     $ 44,569,899       $45,252,902
                                                                 ============       ===========
Number of Class S shares:
  Sold .....................................................          649,043           188,402
  Issued upon reinvestment of:
    Dividends from net investment income ...................           72,139            45,099
    Distributions from net realized gains ..................          520,024           462,319
  Repurchased ..............................................       (1,681,422)         (477,399)
                                                                 ------------       -----------
  Net increase (decrease) in fund shares ...................         (440,216)          218,421
                                                                 ============       ===========

The accompanying notes are an integral part of the financial statements

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE
--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
April 30, 1999

NOTE 1

State Street Research Strategic Portfolios: Moderate (the "Fund"), is a series of State Street Research Financial Trust (the "Trust"), which was organized as a Massachusetts business trust in November, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of five separate funds: State Street Research Strategic Portfolios: Moderate, State Street Research Government Income Fund, State Street Research Strategic Portfolios:
Conservative, State Street Research Strategic Portfolios: Aggressive and State Street Research IntelliQuant Portfolios: Small-Cap Value.

The investment objective of the Fund is to provide both current income and capital appreciation, consistent with the preservation of capital and reasonable investment risk.

The Fund is authorized to issue four classes of shares. Only Class S shares are presently available for purchase. Class A, Class B and Class C shares are not being offered at this time. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. If not quoted on the NASDAQ system, such securities are valued at prices obtained from brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currency. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction exchange rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At April 30, 1999, the value of the securities loaned and the value of collateral were $6,462,258 and $6,684,250, respectively. During the six months ended April 30, 1999, income from securities lending amounted to $16,246 and is included in interest income.

I. FUTURES CONTRACTS
The Fund may enter into futures contracts as a hedge against unfavorable market conditions and to enhance income. The Fund will limit its risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the Fund deposits with the selling broker sufficient cash or U.S. Government securities to meet the minimum "initial margin" requirements. Thereafter, the Fund receives from or pays to the broker cash or U.S. Government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended April 30, 1999, the fees pursuant to such agreement amounted to $144,733.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended April 30, 1999, the amount of such expenses was $30,151.

The fees of the Trustees not currently affiliated with the Adviser amounted to $7,575 during the six months ended April 30, 1999.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended April 30, 1999, the amount of such expenses assumed by the Distributor and its affiliates was $143,333.

NOTE 4

For the six months ended April 30, 1999, purchases and sales of securities, exclusive of short-term obligations, aggregated $38,598,443 and $40,133,627 (including $24,205,803 and $25,031,447 of U.S. Government obligations), respectively.

NOTE 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund will pay annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund will pay annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

At April 30, 1999, Metropolitan owned 1,908,637 Class S shares of the Fund.

--------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------
For a Class S share outstanding throughout each period:
                                                    YEARS ENDED OCTOBER 31                     SIX MONTHS ENDED
                                       -----------------------------------------------------    APRIL 30, 1999
                                        1994     1995(a)     1996(a)     1997(a)     1998(a)    (UNAUDITED)(a)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD ($)                            9.57        9.18       10.26       11.28       12.08         11.17
                                       -----       -----       -----       -----       -----         -----
  Net investment income ($)*            0.28        0.36        0.35        0.35        0.36          0.16
  Net realized and unrealized
    gain (loss) on investments,
    forward contracts, foreign
    currency and futures
    contracts ($)                      (0.45)       1.01        1.07        1.53        0.34          0.86
                                       -----       -----       -----       -----       -----         -----
TOTAL FROM INVESTMENT OPERATIONS ($)   (0.17)       1.37        1.42        1.88        0.70          1.02
                                       -----       -----       -----       -----       -----         -----
  Dividends from net investment
    income ($)                         (0.22)      (0.29)      (0.40)      (0.39)      (0.36)        (0.21)
  Distributions from net
    realized gains ($)                    --          --          --      (0.69)      (1.25)        (1.22)
                                       -----       -----       -----       -----       -----         -----
TOTAL DISTRIBUTIONS ($)                (0.22)      (0.29)      (0.40)      (1.08)      (1.61)        (1.43)
                                       -----       -----       -----       -----       -----         -----
NET ASSET VALUE, END OF PERIOD ($)      9.18       10.26       11.28       12.08       11.17         10.76
                                       =====       =====       =====       =====       =====         =====
Total return(b) (%)                   (1.81)       15.24       14.08       17.83        6.53          9.93(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
  ($ thousands)                       28,494      39,821      44,989      53,498      44,570        45,253
Ratio of operating expenses to
  average net assets (%)*               1.00        1.00        1.00        1.00        1.00          1.00(d)
Ratio of net investment income
  to average net assets (%)*            3.05        3.68        3.23        3.03        3.17          3.05(d)
Portfolio turnover rate (%)           142.86      120.62      127.59      136.17      150.05         88.60
*Reflects voluntary reduction of
 expenses per share of these
 amounts (Note 3) ($)                   0.05        0.07        0.05        0.07        0.08          0.03
-------------------------------------------------------------------------------------------------------------

(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect front-end or contingent deferred sales charges. Total return would be lower if the
    Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE
--------------------------------------------------------------------------------
REPORT ON SPECIAL MEETING OF SHAREHOLDERS
--------------------------------------------------------------------------------

A Special Meeting of Shareholders of State Street Research Strategic
Portfolios: Moderate ("Fund"), along with shareholders of other series of State Street Research Financial Trust ("Trust"), was convened on April 6, 1999 ("Meeting"), and continued thereafter. The results of the Meeting are set forth below.

                                                 VOTES (MILLIONS OF SHARES)
                                          (COMBINED FOR ALL SERIES OF THE TRUST)
                                          -------------------------------------
ACTION ON PROPOSAL                                   FOR         WITHHELD
--------------------------------------------------------------------------------
The following persons were elected as Trustees:
Bruce R. Bond .................................      40.9           0.7
Steve A. Garban ...............................      40.9           0.7
Malcolm T. Hopkins ............................      40.9           0.7
Susan M. Phillips .............................      40.9           0.7

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE
-----------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH FINANCIAL TRUST
-----------------------------------------------------------------------------------------------------------------
FUND INFORMATION                           OFFICERS                               TRUSTEES
STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
STRATEGIC PORTFOLIOS: MODERATE             Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       JOHN H. KALLIS                         Chairman of the Board
Boston, MA 02111                           Vice President                         Chief Executive Officer and
                                                                                  President,
DISTRIBUTOR                                THOMAS P. MOORE, JR.                   PictureTel Corporation
State Street Research                      Vice President
Investment Services, Inc.                                                         STEVE A. GARBAN
One Financial Center                       E.K. EASTON RAGSDALE, JR.              Former Senior Vice President
Boston, MA 02111                           Vice President                         for Finance and Operations and
                                                                                  Treasurer, The Pennsylvania
SHAREHOLDER SERVICES                       THOMAS A. SHIVELY                      State University
State Street Research                      Vice President
Service Center                                                                    MALCOLM T. HOPKINS
P.O. Box 8408                              JAMES M. WEISS                         Former Vice Chairman of the
Boston, MA 02266-8408                      Vice President                         Board and Chief Financial
1-800-562-0032                                                                    Officer, St. Regis Corp.
                                           GERARD P. MAUS
CUSTODIAN                                  Treasurer                              DEAN O. MORTON
State Street Bank and                                                             Former Executive Vice President,
Trust Company                              JOSEPH W. CANAVAN                      Chief Operating Officer and
225 Franklin Street                        Assistant Treasurer                    Director, Hewlett-Packard
Boston, MA 02110                                                                  Company
                                           DOUGLAS A. ROMICH
LEGAL COUNSEL                              Assistant Treasurer                    SUSAN M. PHILLIPS
Goodwin, Procter & Hoar LLP                                                       Dean, School of Business and
Exchange Place                             FRANCIS J. MCNAMARA, III               Public Management, George
Boston, MA 02109                           Secretary and General Counsel          Washington University; former
                                                                                  Member of the Board of Governors
                                           DARMAN A. WING                         of the Federal Reserve System and
                                           Assistant Secretary and                Chairman and Commissioner of
                                           Assistant General Counsel              the Commodity Futures Trading
                                                                                  Commission
                                           AMY L. SIMMONS
                                           Assistant Secretary                    TOBY ROSENBLATT
                                                                                  President,
                                                                                  The Glen Ellen Company
                                                                                  Vice President,
                                                                                  Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE
One Financial Center                                        -------------------
Boston, MA 02111                                                 Bulk Rate
                                                               U.S. Postage
                                                                   PAID
                                                                Permit #6
                                                               Hartford, CT
                                                            -------------------

QUESTIONS? COMMENTS?

Call us at 1-800-562-0032
     [hearing-impaired 1-800-676-7876]
     [Chinese and Spanish-speaking 1-888-638-3193]
WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

E-MAIL us at:
     info@ssrfunds.com

INTERNET site:
     www.ssrfunds.com

[logo] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

This report must be accompanied or preceded by a current State Street
Research Strategic Portfolios: Moderate prospectus. When used after June 30, 1999, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

                                                                    SP-766F-0699

CONTROL NUMBER: (exp 1200)SSR-LD

-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                        STRATEGIC PORTFOLIOS: AGGRESSIVE
                        --------------------------------

                             SEMIANNUAL REPORT

                             April 30, 1999

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

                               INVESTMENT UPDATE

                               About the Fund,
                               economy and markets

                               FUND INFORMATION
                               Facts and figures

                               PLUS, COMPLETE PORTFOLIO HOLDINGS
                               AND FINANCIAL STATEMENTS

                                                        STATE STREET RESEARCH
----------------------                                  ---------------------
        DALBAR
HONORS COMMITMENT TO:                                        75 YEARS
      INVESTORS
        1998                                            ---------------------
----------------------                                     LASTING VALUES
                                                        ---------------------
   For Excellence                                          LEADING IDEAS
         in
 Shareholder Service
                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY

o Americans continued to reap the benefits of a healthy economy. Inflation remained low, unemployment hovered at about 4%, and wages rose.

o Favorable economic factors stimulated retail sales through the holiday season and into the first quarter of 1999. Lower energy costs and declining mortgage rates translated into additional income for many consumers. However, energy costs rebounded in 1999, erasing some of the gains.

o The nation's savings rate fell below zero in the last quarter of 1998. Debate flared over the significance of that figure, however, because the Bureau of Economic Analysis has recently changed the way it computes savings rates.

THE MARKETS
o The S&P 500, a broad measure of common stock performance, gained 22.31% for the six-month period(1). Gains were concentrated in a narrow band of large, high-quality growth and technology stocks. Small and medium-sized company stocks lagged the market.

o The U.S. bond market benefited from three quick interest rate cuts late in 1998. However, the yield on the long-term Treasury benchmark climbed from 5.0% back up to 5.7% by the end of the period, reflecting fears that strong economic growth could ignite inflation. High-yield bonds were weak during the first half of the period, as investors sought the quality of the U.S. Treasury market, but those same "junk" bonds picked up again in 1999 as investors regained confidence.

THE FUND
OVER THE PAST SIX MONTHS

o For the six months ended April 30, 1999, Strategic Portfolios: Aggressive Class S shares returned 14.81%. That was higher than the Lipper flexible portfolio funds average total return of 12.79% over the same period.

o The Fund's investments in stocks, 71% of total net assets at the end of the period, accounted for its strong performance. o Large-cap growth was the best performing sector over the entire six months.

CURRENT STRATEGY

o No significant changes are being made to the portfolio. The Fund is designed to offer broad diversification among different asset classes and investment styles. Volatility in world financial markets and the high valuation of the U.S. stock market have caused us to reduce our normal level of holdings of stocks in favor of bonds.

o Valuations are high for large-cap growth stocks. The balance of the market is more reasonably priced, and we believe this offers opportunity for this type of broadly-diversified portfolio.

o Small-cap growth and mid-cap value have begun to perform better in recent weeks, enhancing the Fund's total return.

April 30, 1999

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

(1) The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(2) Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value.

(3) Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.


-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended April 30, 1999, except where noted)
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
FOR PERIODS ENDED 3/31/99(2)(3)
---------------------------------------------------------------------------
                                        LIFE OF FUND
                                       (since 5/16/94)            1 YEAR
---------------------------------------------------------------------------
Class S                                    14.71%                   1.16%
---------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(2)(3)
---------------------------------------------------------------------------
                                        LIFE OF FUND
                                       (since 5/16/94)            1 YEAR
---------------------------------------------------------------------------
Class S                                    15.37%                   4.37%
---------------------------------------------------------------------------

ASSET ALLOCATION
(by percentage of net assets)

                  Stocks                                  71%
                  Bonds                                   26%
                  Cash                                     3%

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
April 30, 1999 (Unaudited)

                                                                     VALUE
                                                     SHARES         (NOTE 1)
-------------------------------------------------------------------------------
EQUITY SECURITIES 70.8%
AUTOMOBILES & TRANSPORTATION 0.4%
AIR TRANSPORT 0.3%
Mesa Air Group, Inc.* .......................         6,000       $     40,500
UAL Corp.* ..................................         1,100             88,825
US Airways Group Inc.* ......................         1,200             65,325
                                                                  ------------
                                                                       194,650
                                                                  ------------
AUTOMOTIVE PARTS 0.1%
Gentex Corp.* ...............................         1,400             42,088
                                                                  ------------
Total Automobiles & Transportation ..........                          236,738
                                                                  ------------
CONSUMER DISCRETIONARY 14.8%
ADVERTISING AGENCIES 2.0%
Lamar Advertising Co. Cl. A* ................         2,700             90,788
TMP Worldwide Inc.* .........................           300             20,175
Valassis Communications Inc.* ...............        16,900            946,400
Young & Rubicam Inc.* .......................         4,600            183,137
                                                                  ------------
                                                                     1,240,500
                                                                  ------------
CASINOS/GAMBLING, HOTEL/MOTEL 1.5%
GTECH Holdings Corp.* .......................         5,200            135,525
Harrah's Entertainment Inc.* ................        19,500            429,000
Mirage Resorts Inc.* ........................        14,900            334,319
Motels of America Inc.*+ ....................           175              1,181
                                                                  ------------
                                                                       900,025
                                                                  ------------
COMMERCIAL SERVICES 4.8%
A.C. Nielson Corp.* .........................        25,800            719,175
Abacus Direct Corp.* ........................         1,400            103,600
Allied Waste Industries Inc.* ...............         4,600             81,362
America Online Inc.* ........................         4,900            699,475
Casella Waste Systems Inc. Cl. A* ...........         3,900             97,500
Cheap Tickets Inc.* .........................         1,000             38,500
Copart Inc.* ................................         5,000             90,625
Corporate Executive Board Co.* ..............           800             22,500
Critical Path Inc.* .........................           200             19,900
GeoCities* ..................................           400             46,600
Maximus Inc.* ...............................         3,900            101,400
Miningco.com Inc.* ..........................           400             26,200
ProBusiness Services Inc.* ..................         2,400             86,100
Steiner Leisure Ltd.* .......................         5,650            179,387
USWeb Corp.* ................................         1,800             40,388
VerticalNet Inc.* ...........................           200             22,700
Waste Connections Inc.* .....................         3,000             79,125
Waste Management Inc.* ......................         5,800            327,700
Worldgate Communications Inc.* ..............           800             22,800
Ziff-Davis Inc.* ............................         2,900            102,225
                                                                  ------------
                                                                     2,907,262
                                                                  ------------
COMMUNICATIONS, MEDIA & ENTERTAINMENT 1.4%
CBS Corp.* ..................................         4,700            214,144
Chancellor Media Corp.* .....................         3,000            164,625
Cinar Films Inc. Cl. B* .....................         5,700            118,987
Time Warner Inc.* ...........................         4,100            287,000
Valley Media Inc.* ..........................         2,300             57,788
                                                                  ------------
                                                                       842,544
                                                                  ------------
CONSUMER ELECTRONICS 0.3%
Abovenet Communications Inc.* ...............           900             77,063
InfoSpace Common Inc.* ......................           100             14,331
iVillage Inc.* ..............................           100              7,900
Multex Systems Inc.* ........................           100              4,300
TheGlobe.com, Inc.* .........................           800             48,100
Xoom.com, Inc.* .............................           300             21,000
                                                                  ------------
                                                                       172,694
                                                                  ------------
CONSUMER SERVICES 0.3%
Bright Horizons Family Solutions Corp.* .....         2,800             60,200
DeVry Inc.* .................................         4,200            110,775
ITT Educational Services Inc.* ..............           700             17,194
                                                                  ------------
                                                                       188,169
                                                                  ------------
HOUSEHOLD FURNISHINGS 0.3%
Black & Decker Corp.* .......................         3,500            198,625
                                                                  ------------
PRINTING & PUBLISHING 1.0%
Hollinger International, Inc. Cl. A* ........        42,900            603,281
                                                                  ------------
RESTAURANTS 0.5%
McDonald's Corp.* ...........................         6,600            279,675
                                                                  ------------
RETAIL 2.6%
Aviation Sales Co.* .........................         1,600             64,000
CSK Auto Corp.* .............................         3,600             90,000
Federated Department Stores Inc.* ...........         4,200            196,087
Global Imaging Systems, Inc.* ...............         5,000             71,875
Guitar Center Inc.* .........................         2,700             42,188
Home Depot Inc.* ............................         3,700            221,769
Jones Apparel Group Inc.* ...................         3,600            118,800
Linens 'n Things Inc.* ......................         1,500             68,625
Men's Wearhouse, Inc.* ......................         1,700             46,537
Saks Inc.* ..................................         3,700            104,756
Staples Inc.* ...............................         8,100            243,000
Ticketmaster Online City Search, Inc. Cl. B*            400             12,650
Venator Group Inc.* .........................         5,200             50,375
Wal-Mart Stores, Inc.* ......................         6,200            285,200
                                                                  ------------
                                                                     1,615,862
                                                                  ------------
SHOES 0.1%
Stride Rite Corp.* ..........................         5,800             67,788
                                                                  ------------
Total Consumer Discretionary ................                        9,016,425
                                                                  ------------
CONSUMER STAPLES 2.9%
BEVERAGES 0.6%
Anheuser-Busch Companies, Inc.* .............         4,800            351,000
                                                                  ------------
DRUG & GROCERY STORE CHAINS 1.3%
Duane Reade Inc.* ...........................         3,000             80,437
Hannaford Brothers Co.* .....................         8,600            375,175
Kroger Co.* .................................         2,200            119,487
Rite Aid Corp.* .............................         2,200             51,288
Safeway Inc.* ...............................         2,500            134,844
                                                                  ------------
                                                                       761,231
                                                                  ------------
FOODS 0.1%
Keebler Foods Co.* ..........................         2,600             83,525
                                                                  ------------
HOUSEHOLD PRODUCTS 0.7%
Dial Corp.* .................................         2,300             78,200
Procter & Gamble Co.* .......................         3,900            365,869
                                                                  ------------
                                                                       444,069
                                                                  ------------
TOBACCO 0.2%
RJR Nabisco Holdings Corp.* .................         2,500             64,375
UST Inc.* ...................................         3,100             86,413
                                                                  ------------
                                                                       150,788
                                                                  ------------
Total Consumer Staples ......................                        1,790,613
                                                                  ------------
FINANCIAL SERVICES 9.0%
BANKS & SAVINGS & LOAN 2.1%
Astoria Financial Corp.* ....................         1,400             70,175
Chase Manhattan Corp.* ......................         2,300            190,325
City National Corp.* ........................         1,200             46,350
Golden State Bancorp Inc.* ..................         2,900             71,231
Golden West Financial Corp.* ................         1,300            130,162
Mercantile Bankshares Corp.* ................         4,300            159,100
One Valley Bancorp Inc.* ....................           900             34,650
Peoples Heritage Financial Group* ...........        14,800            286,750
Saint Paul Bancorp, Inc.* ...................         1,800             43,650
Southtrust Corp.* ...........................         3,100            123,516
TCF Financial Corp.* ........................         1,400             40,600
Telebanc Financial Corp.* ...................         1,100            113,988
                                                                  ------------
                                                                     1,310,497
                                                                  ------------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 0.5%
Bisys Group Inc.* ...........................           600             30,450
International Telecommunication Data Systems, Inc.    2,700             30,544
Nova Corp.* .................................         6,400            166,400
Profit Recovery Group International Inc.* ...         1,900             69,350
                                                                  ------------
                                                                       296,744
                                                                  ------------
INSURANCE 2.5%
Ace Ltd.* ...................................        15,800            477,950
American International Group Inc.* ..........         1,650            193,772
Mutual Risk Management Ltd.* ................         1,832             71,219
Saint Paul Companies, Inc.* .................         2,600             74,587
Terra Nova Holdings Ltd. Cl. A* .............         2,500             56,094
UNUM Corp.* .................................         6,000            327,750
XL Capital Ltd. Cl. A .......................         5,650            342,884
                                                                  ------------
                                                                     1,544,256
                                                                  ------------
MISCELLANEOUS FINANCIAL 2.5%
AMBAC Inc.* .................................         9,300            561,487
Capital One Financial Corp.* ................         1,800            312,637
Capital Re Corp.* ...........................         1,300             25,431
Citigroup, Inc.* ............................         3,900            293,475
CMAC Investment Corp.* ......................         1,400             64,225
Finet Holdings Corp.* .......................         4,800             42,150
Heller Financial Inc. Cl. A* ................         3,100             84,088
Metris Companies Inc. .......................         1,400             85,575
T & W Financial Corp.* ......................         5,000             40,938
                                                                  ------------
                                                                     1,510,006
                                                                  ------------
REAL ESTATE INVESTMENT TRUSTS 0.3%
First Industrial Realty Trust Inc.* .........         2,100             56,437
Golf Trust of America Inc.* .................         1,000             22,188
IndyMac Mortgage Holdings Inc.* .............         3,500             57,750
Liberty Property Trust* .....................         1,400             33,775
                                                                  ------------
                                                                       170,150
                                                                  ------------
RENTAL & LEASING SERVICES: COMMERCIAL 0.2%
United Rentals Inc.* ........................         3,900            116,269
                                                                  ------------
SECURITIES BROKERAGE & SERVICES 0.9%
Bear Stearns Company Inc.* ..................         3,465            161,555
Knight/Trimark Group, Inc. Cl. A* ...........         2,500            382,969
                                                                  ------------
                                                                       544,524
                                                                  ------------
Total Financial Services ....................                        5,492,446
                                                                  ------------
HEALTH CARE 4.8%
DRUGS & BIOTECHNOLOGY 3.4%
Abbott Laboratories* ........................         4,600            222,812
Axogen Ltd.* ................................         2,100             64,050
Baxter International Inc.* ..................         3,400            214,200
Biovail Corp.* ..............................         8,600            301,537
Elan Corp. Plc* .............................         1,700             48,450
Intelligent Polymers Ltd.* ..................        10,600            328,600
Pfizer Inc.* ................................         1,400            161,088
Pharmacia & Upjohn Inc.* ....................         5,100            285,600
Pharma Print Inc.* ..........................         3,600             34,875
Quintiles Transnational Corp.* ..............         2,098             85,100
Schering-Plough Corp.* ......................         5,200            251,225
Spiros Development Corp.* ...................         7,000             70,438
                                                                  ------------
                                                                     2,067,975
                                                                  ------------
HEALTH CARE FACILITIES 0.6%
Healthsouth Corp.* ..........................         4,727             63,519
Total Renal Care Holdings Inc.* .............        21,033            291,833
                                                                  ------------
                                                                       355,352
                                                                  ------------
HEALTH CARE SERVICES 0.8%
Covance Inc.* ...............................         2,500             54,844
Healtheon Corp.* ............................         1,200             54,300
NCS HealthCare Inc. Cl. A* ..................         4,400             57,200
Quorum Health Group Inc.* ...................        17,000            210,375
Wesley Jessen VisionCare Inc.* ..............         3,800            116,375
                                                                  ------------
                                                                       493,094
                                                                  ------------
Total Health Care ...........................                        2,916,421
                                                                  ------------
INTEGRATED OILS 1.3%
INTEGRATED DOMESTIC 0.7%
KCS Energy Inc.* ............................         5,100              7,012
Kerr-McGee Corp.* ...........................         4,981            211,070
Unocal Corp.* ...............................         4,900            203,656
                                                                  ------------
                                                                       421,738
                                                                  ------------
INTEGRATED INTERNATIONAL 0.6%
Exxon Corp.* ................................         2,700            224,269
Total SA Cl. B ADR* .........................         2,100            142,800
                                                                  ------------
                                                                       367,069
                                                                  ------------
Total Integrated Oils .......................                          788,807
                                                                  ------------
MATERIALS & PROCESSING 3.6%
CHEMICALS 1.5%
Agrium Inc.* ................................        28,800            261,000
Cabot Corp.* ................................        17,200            464,400
Cambrex Corp.* ..............................         2,000             51,250
Dow Chemical Co.* ...........................         1,100            144,306
                                                                  ------------
                                                                       920,956
                                                                  ------------
CONTAINERS & PACKAGING 0.2%
Smurfit Stone Container Corp.* ..............         6,000            140,250
                                                                  ------------
DIVERSIFIED MANUFACTURING 1.3%
Ball Corp.* .................................        14,200            780,113
                                                                  ------------
FOREST PRODUCTS 0.2%
Boise Cascade Corp.* ........................         1,700             68,425
Champion International Corp.* ...............         1,500             82,031
                                                                  ------------
                                                                       150,456
                                                                  ------------
PAPER & FOREST PRODUCTS 0.2%
Bowater Inc.* ...............................         2,400            128,700
                                                                  ------------
STEEL 0.2%
Harsco Corp.* ...............................         2,800             91,875
                                                                  ------------
Total Materials & Processing ................                        2,212,350
                                                                  ------------
NON-U.S. EQUITIES 10.6%
Banco Di Roma* ..............................       117,800            194,133
BHF Bank AG* ................................         3,800            142,910
British Petroleum Co. PLC* ..................        16,100            305,621
Clearnet Communications Inc. Wts.* ..........           990              4,950
Continental AG* .............................         8,700            215,981
Energy Africa Ltd.* .........................        57,400            111,310
Gulfstream Resources Ltd.* ..................        11,500             30,365
IXOS Software AG* ...........................           500            101,943
L.M. Ericsson Telephone Co. Cl. B* ..........         8,200            215,278
National Bank of Canada* ....................        21,600            348,124
Nokia AB OY* ................................         3,600            277,432
Pharmacia & Upjohn Inc. SDR* ................           700             38,829
Post Energy Corp.* ..........................        10,700             41,095
Prosieben Media AG* .........................         6,200            291,461
PTT Exploration & Production Public Co. Ltd.*        16,100            148,535
Q.P. Corp.* .................................        39,400            305,183
Renaissance Energy Ltd.* ....................        10,000            151,224
Sema Group PLC* .............................        21,000            203,034
Shaw Communications Inc. Cl. B* .............         7,800            315,900
Snow Brand Milk Co.* ........................        54,500            282,951
Societe Generale* ...........................         1,200            214,745
Softbank Corp.* .............................         5,200            691,911
Takara Shuzo Co.* ...........................        66,000            463,138
Telecom Italia SPA* .........................        40,500            430,837
Tieto Corp.* ................................         7,400            294,714
Valeo SA* ...................................         1,600            135,219
Valeo SA Wts.* ..............................         1,600              5,409
WM Data AB Cl. B* ...........................         6,600            242,503
Wolters Kluwer NV* ..........................         6,800            295,961
                                                                  ------------
Total Non-U.S. Equities .....................                        6,500,696
                                                                  ------------
OTHER 3.1%
MULTI-SECTOR 3.1%
AlliedSignal Inc.* ..........................         4,600            270,250
Gencorp Inc.* ...............................        10,200            235,875
General Electric Co.* .......................         3,800            400,900
Johnson Controls Inc.* ......................         1,000             72,937
Ogden Corp.* ................................        13,000            335,562
Raytheon Co. Cl. B ..........................         3,000            210,750
Teleflex Inc.* ..............................         1,400             60,988
Tyco International Ltd.* ....................         3,800            308,750
                                                                  ------------
Total Other .................................                        1,896,012
                                                                  ------------
OTHER ENERGY 3.0%
GAS PIPELINES 1.2%
Columbia Energy Group* ......................           700             33,644
Williams Companies Inc.* ....................        15,347            725,145
                                                                  ------------
                                                                       758,789
                                                                  ------------
OFFSHORE DRILLING 0.1%
Atwood Oceanics Inc.* .......................         1,000             34,875
                                                                  ------------
OIL & GAS PRODUCERS 1.1%
Abacan Resource Corp.* ......................        30,200              5,191
Maxx Petroleum Ltd.* ........................        11,500             31,625
Ocean Energy Inc.* ..........................        26,324            245,142
Plains Resources Inc.* ......................         2,000             34,125
Suncor Energy Inc* ..........................         2,600            103,868
Talisman Energy Inc.* .......................         9,090            240,187
                                                                  ------------
                                                                       660,138
                                                                  ------------
OIL WELL EQUIPMENT & SERVICES 0.6%
Calpine Corp.* ..............................         3,200            136,400
Halliburton Co.* ............................         5,000            213,125
                                                                  ------------
                                                                       349,525
                                                                  ------------
Total Other Energy ..........................                        1,803,327
                                                                  ------------
PRODUCER DURABLES 2.6%
AEROSPACE 0.1%
Heico Corp. Cl. A* ..........................         3,400             71,613
                                                                  ------------
ELECTRICAL EQUIPMENT & COMPONENTS 0.8%
Mark IV Industries Inc. .....................        26,500            473,687
                                                                  ------------
ELECTRONICS: INDUSTRIAL 0.1%
Mettler Toledo International Inc.* ..........         2,700             70,538
                                                                  ------------
MACHINERY 0.6%
Helix Technology Corp.* .....................         1,800             31,781
Howmet International Inc.* ..................        22,200            355,200
                                                                  ------------
                                                                       386,981
                                                                  ------------
OFFICE FURNITURE & BUSINESS EQUIPMENT 0.5%
Xerox Corp.* ................................         5,200            305,500
                                                                  ------------
PRODUCTION TECHNOLOGY EQUIPMENT 0.2%
Cymer Inc.* .................................         2,400             43,800
Dupont Photomasks Inc.* .....................           700             30,625
Novellus Systems Inc.* ......................           400             18,900
                                                                  ------------
                                                                        93,325
                                                                  ------------
TELECOMMUNICATIONS EQUIPMENT 0.3%
Asia Pacific Wire & Cable Corp. Ltd.* .......        29,700             87,244
L-3 Communications Holding Corp.* ...........         1,600             78,100
                                                                  ------------
                                                                       165,344
                                                                  ------------
Total Producer Durables .....................                        1,566,988
                                                                  ------------
TECHNOLOGY 9.1%
COMMUNICATIONS TECHNOLOGY 2.1%
American Tower Corp. Cl. A* .................         3,600             76,275
Covad Communications Group Inc.* ............           400             38,400
Digital Microwave Corp.* ....................         8,320            106,080
Extreme Networks Inc.* ......................           700             38,806
Go2Net, Inc.* ...............................           500             76,750
Lernout & Hauspie Speech Products NV ADR* ...         5,400            211,275
Lucent Technologies Inc.* ...................         4,200            252,525
Marimba Inc. ................................           100              2,000
MMC Networks Inc.* ..........................         2,900             71,231
NCR Corp.* ..................................         3,400            139,400
Network Solutions Inc. Cl. A* ...............           800             62,200
Razorfish Inc. Cl. A* .......................           100              4,350
Remec Inc.* .................................        11,250            145,547
Rhythms Netconnections Inc.* ................           300             24,750
Sportsline USA Inc.* ........................           400             16,000
Usinternetworking Inc.* .....................           300             15,338
                                                                  ------------
                                                                     1,280,927
                                                                  ------------
COMPUTER SOFTWARE 1.7%
Acxiom Corp.* ...............................         1,200             30,300
Answerthink Consulting Group, Inc.* .........         2,100             46,594
Appliedtheory Corp.* ........................           200              4,100
Cadence Design Systems Inc.* ................         3,500             47,469
Ceridian Corp.* .............................         4,600            168,475
Check Point Software Technologies Ltd.* .....         1,000             35,250
Earthweb Inc.* ..............................           500             26,562
Microsoft Corp.* ............................         4,800            390,300
Mpath Interactive Inc.* .....................           500             19,687
Novell Inc.* ................................         2,800             62,300
Platinum Technology Inc.* ...................         5,000            127,500
RoweCom Inc.* ...............................           100              2,875
Transaction Systems Architects Inc. Cl. A* ..         1,300             42,169
Walker Interactive Systems, Inc.* ...........         7,600             24,225
                                                                  ------------
                                                                     1,027,806
                                                                  ------------
COMPUTER TECHNOLOGY 3.9%
Cisco Systems Inc.* .........................         4,575            521,836
Dell Computer Corp.* ........................         5,400            222,412
EMC Corp.* ..................................         3,900            424,856
Fore Systems Inc.* ..........................         2,600             87,750
International Business Machines Corp.* ......         1,300            271,944
Radiant Systems Inc.* .......................         7,300             83,038
Seagate Technology, Inc.* ...................         2,100             58,538
Silicon Graphics Inc.* ......................        25,700            327,675
Unisys Corp.* ...............................         2,700             84,881
Verio Inc.* .................................         2,400            170,400
Wang Laboratories Inc.* .....................         2,900             72,681
Zebra Technologies Corp. Cl. A* .............         2,000             66,500
                                                                  ------------
                                                                     2,392,511
                                                                  ------------
ELECTRONICS 0.5%
Aeroflex Inc.* ..............................        13,100            191,587
SLI Inc.* ...................................         4,546            124,731
                                                                  ------------
                                                                       316,318
                                                                  ------------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 0.9%
Analog Devices Inc.* ........................         5,600            196,700
Cypress Semiconductor Corp.* ................        10,400            106,600
Integrated Circuit Systems Inc.* ............         2,500             50,625
Intel Corp. .................................         2,800            171,325
                                                                  ------------
                                                                       525,250
                                                                  ------------
Total Technology ............................                        5,542,812
                                                                  ------------
UTILITIES 5.6%
CABLE TELEVISION & RADIO 0.4%
Cox Communications Inc. Cl. A* ..............         3,300            261,938
                                                                  ------------
ELECTRICAL 2.3%
Consolidated Edison Inc.* ...................         1,700             77,244
DQE, Inc.* ..................................         3,700            152,394
Illinova Corp.* .............................        13,800            362,250
OGE Energy Corp.* ...........................        12,900            305,568
Pinnacle West Capital Corp.* ................        12,100            469,631
                                                                  ------------
                                                                     1,367,087
                                                                  ------------
GAS DISTRIBUTION 0.1%
Nicor Inc.* .................................           900             32,738
Questar Corp.* ..............................         2,200             40,012
                                                                  ------------
                                                                        72,750
                                                                  ------------
TELECOMMUNICATIONS 2.8%
Alltel Corp.* ...............................         4,400            296,725
Bellsouth Corp.* ............................         2,700            120,825
MCI WorldCom Inc.* ..........................         7,300            599,969
MediaOne Group Inc.* ........................         2,500            203,906
Qwest Communications International Inc.* ....         3,500            299,031
RCN Corp.* ..................................         2,400            116,700
RSL Communications Ltd. Cl. A* ..............         1,900             62,225
Viatel Inc. Pfd.*( ) ........................            52             12,896
                                                                  ------------
                                                                     1,712,277
                                                                  ------------
Total Utilities .............................                        3,414,052
                                                                  ------------
Total Equity Securities (Cost $33,669,078) ..                       43,177,687
                                                                  ------------

-----------------------------------------------------------------------------------------------------------------
                                                          PRINCIPAL              MATURITY
                                                           AMOUNT                  DATE
-----------------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES 26.0%
U.S. TREASURY 3.1%
U.S. Treasury Bond, 8.125% ......................          $  25,000            5/15/2021                  31,699
U.S. Treasury Bond, 8.125% ......................             10,000            8/15/2021                  12,694
U.S. Treasury Bond, 6.875% ......................             50,000            8/15/2025                  56,422
U.S. Treasury Bond, 6.625% ......................            325,000            2/15/2027                 357,448
U.S. Treasury Bond, 6.125% ......................             50,000           11/15/2027                  51,758
U.S. Treasury Bond, 5.25% .......................            100,000           11/15/2028                  92,531
U.S. Treasury Bond, 5.25% .......................            155,000            2/15/2029                 145,506
U.S. Treasury Note, 6.625% ......................            175,000            7/31/2001                 180,551
U.S. Treasury Note, 6.25% .......................             50,000            2/28/2002                  51,391
U.S. Treasury Note, 6.375% ......................            150,000            8/15/2002                 155,226
U.S. Treasury Note, 5.875% ......................            150,000            9/30/2002                 153,093
U.S. Treasury Note, 7.875% ......................             75,000           11/15/2004                  84,046
U.S. Treasury STRIPS, 0.00% .....................            350,000            5/15/2003                 283,706
U.S. Treasury STRIPS, 0.00% .....................            175,000            5/15/2007                 112,690
U.S. Treasury STRIPS, 0.00% .....................             25,000            5/15/2018                   7,959
U.S. Treasury TIPS, 3.875% ......................            100,061            4/15/2029                 100,342
                                                                                                      -----------
                                                                                                        1,877,062
                                                                                                      -----------
U.S. AGENCY MORTGAGE 5.4%
Federal Home Loan Mortgage Corp. TBA, 6.50% .....            200,000            6/16/2029                 198,874
Federal National Mortgage Association, 5.50% ....            149,433            3/01/2014                 144,950
Federal National Mortgage Association, 6.50% ....             95,963            9/01/2028                  95,332
Federal National Mortgage Association, 6.50% ....            251,260           11/01/2028                 249,609
Federal National Mortgage Association, 6.50% ....            282,202           12/01/2028                 280,348
Federal National Mortgage Association, 6.00% ....            196,814            2/01/2029                 190,725
Federal National Mortgage Association TBA, 6.50%             100,000            6/16/2029                  99,343
Government National Mortgage Association, 6.50% .             29,317            2/15/2009                  29,675
Government National Mortgage Association, 6.50% .             71,078            7/15/2009                  71,947
Government National Mortgage Association, 6.50% .             88,897           11/15/2010                  90,091
Government National Mortgage Association, 7.50% .             66,836           12/15/2010                  69,071
Government National Mortgage Association, 7.00% .             18,127            1/15/2025                  18,433
Government National Mortgage Association, 7.00% .            270,632            5/15/2028                 274,605
Government National Mortgage Association, 6.50% .            145,599           11/15/2028                 144,643
Government National Mortgage Association, 7.00% .            163,961           11/15/2028                 166,368
Government National Mortgage Association, 7.00% .             70,116           11/15/2028                  71,145
Government National Mortgage Association, 6.00% .            299,657            2/15/2029                 290,197
Government National Mortgage Association, 6.00% .            199,652            3/15/2029                 193,349
Government National Mortgage Association TBA,
  6.50% .........................................            425,000            5/24/2029                 422,276
Government National Mortgage Association TBA,
  7.00% .........................................            225,000            6/23/2029                 228,303
                                                                                                      -----------
                                                                                                        3,329,284
                                                                                                      -----------
CANADIAN-YANKEE 0.4%
British Sky Broadcasting Group Inc. Note, 6.875%              75,000            2/23/2009                  74,519
Province of Quebec Deb., 5.75% ..................            100,000            2/15/2009                  96,552
Woodside Finance Ltd. Note, 6.60%+ ..............             50,000            4/15/2008                  47,591
                                                                                                      -----------
                                                                                                          218,662
                                                                                                      -----------
FOREIGN GOVERNMENT 3.3%
                                                       Greek Drachma
Republic of Greece, 8.80% .......................        153,800,000            6/19/2007                 584,609
                                                  New Zealand Dollar
Government of New Zealand, 10.00% ...............            700,000            3/15/2002                 443,400
Government of New Zealand, 8.00% ................          1,550,000           11/15/2006                 992,431
                                                                                                      -----------
                                                                                                        2,020,440
                                                                                                      -----------
FINANCE/MORTGAGE 3.6%
AT&T Capital Corp. Note, 7.50% ..................             50,000           11/15/2000                  51,199
AT&T Capital Corp. Note, 6.75% ..................            100,000            2/04/2002                 101,886
Arcadia Automobile Trust 97-C A5, 6.55% .........             50,000            6/15/2005                  50,609
Capital One Bank Note, 6.15% ....................             75,000            6/01/2001                  75,195
Capital One Bank Note, 7.08% ....................             75,000           10/30/2001                  76,671
Capital One Bank Note, 6.62% ....................            100,000            8/04/2003                 101,017
Countrywide Funding Corp. Note,
  6.58% .........................................             75,000            9/21/2001                  75,912
Discover Card Master Trust Series 1998-7A, 5.60%             100,000            5/16/2006                  98,719
ERAC USA Finance Co. Note,
  6.625%+ .......................................            100,000            5/15/2006                  99,610
Finova Capital Corp. Note, 6.375% ...............             50,000            5/15/2005                  49,964
First Union Commercial Mortgage Trust Series
  99-C1 A2, 6.07% ...............................             65,000           10/15/2008                  63,375
Ford Motor Credit Co. Note, 5.75% ...............            100,000            2/23/2004                  98,659
Ford Motor Credit Co. Note, 5.80% ...............            100,000            1/12/2009                  95,404
GMAC Commercial Mortgage Security Inc. Series
  99-C1A2, 6.175% ...............................            100,000            5/15/2033                 102,055
GS Mortgage Securities Corp.
  Series 97-CL1-A2, 6.86% .......................            100,000            7/13/2030                 102,815
Household Finance Corp. Sr. Note, 6.125% ........             50,000            7/15/2002                  50,406
LB Commercial Conduit Mortgage Trust 97-LL1-A1,
  6.79% .........................................             96,574            6/12/2004                  98,535
LB Commercial Conduit Mortgage Trust Series
  98C1-A1, 6.33% ................................             89,612           11/18/2004                  90,116
MBNA Corp. Sr. Note, 6.12% ......................            100,000            8/13/2001                  99,660
MBNA Corp. Sr. Note, 6.875% .....................            100,000           11/15/2002                 101,295
MBNA Master Credit Card Trust Series 98-JA, 5.25%             90,000            2/15/2006                  88,059
MBNA Master Credit Card Trust Series 99-B, 5.90%              50,000            8/15/2011                  48,797
Morgan Stanley Capital Inc. 98-A1, 6.22% ........             47,720            5/03/2005                  47,854
Morgan Stanley Capital Inc. 98-A1, 6.19% ........             30,307            1/15/2007                  30,316
New Jersey Economic Development Authority, 7.425%             50,000            2/15/2029                  54,711
Prime Credit Card Master Trust Series 1995-1A,
  6.75% .........................................             50,000           11/15/2005                  51,171
Prime Credit Card Master Trust Series 1996-1A,
  6.70% .........................................             50,000            7/15/2004                  50,922
Sears Credit Account Master Trust Series 1998-2A,
  5.25% .........................................            100,000           10/16/2008                  97,218
Textron Finance Corp. Note, 6.125%+ .............             25,000            3/15/2001                  25,105
                                                                                                      -----------
                                                                                                        2,177,255
                                                                                                      -----------
CORPORATE 10.2%
Advanstar Communications Inc. Sr. Sub. Note,
  9.25% .........................................            150,000            5/01/2008                 154,875
Allied Waste North America Inc. Sr. Note, 7.875%              80,000            1/01/2009                  78,200
American Lawyer Media Inc. Sr. Sub. Note Series
  B, 9.75% ......................................            250,000           12/15/2007                 259,375
Archibald Candy Corp. Sr. Sec. Note, 10.25% .....            125,000            7/01/2004                 128,125
Arizona Public Service Co. Note, 6.25% ..........             75,000            1/15/2005                  75,445
Atlantic Richfield Co. Note, 5.90% ..............            100,000            4/15/2009                  98,655
California Infrastructure Development Series
  1997-A7, 6.42% ................................            150,000            9/25/2008                 154,107
Charter Communications Holdings Inc. Sr. Note,
  8.625%+ .......................................            125,000            4/01/2009                 128,750
CMS Panhandle Holding Co. Note, 6.50%+ ..........             50,000            7/15/2009                  49,700
Coca-Cola Enterprises Inc. Deb., 6.75% ..........             50,000            9/15/2028                  48,875
Columbia/HCA Healthcare Corp. Note, 8.12% .......            100,000            8/04/2003                  99,087
Columbia/HCA Healthcare Corp. Note, 7.69% .......             50,000            6/15/2025                  41,135
Columbia/HCA Healthcare Corp. Note, 7.75% .......             50,000            7/15/2036                  41,970
Dover Corp. Deb., 6.65% .........................            100,000            6/01/2028                  95,228
Empire Gas Corp. Sr. Sec. Note, 7.00% to 7/14/99,
  12.875% from 7/15/99 to maturity ..............            250,000            7/15/2004                 175,000
Envirosource Inc. Note, 9.75% ...................            500,000            6/15/2003                 473,750
First Wave Marine Inc. Sr. Note, 11.00% .........            100,000            2/01/2008                  95,000
Fisher Scientific International Inc. Sr. Sub.
  Note, 9.00% ...................................             50,000            2/01/2008                  50,000
Fort James Corp. Note, 6.234% ...................             50,000            3/15/2001                  49,855
Harrah's Operating Inc. Sr. Sub. Note, 7.875% ...            100,000           12/15/2005                 101,000
Healthsouth Corp. Sr. Note, 6.875% ..............             50,000            6/15/2005                  47,842
Hyperion Telecommunications Inc. Sr. Sub. Note,
  12.00%+ .......................................            110,000           11/01/2007                 116,050
International Shipholding Corp. Sr. Note Series
  B, 7.75% ......................................            100,000           10/15/2007                  96,750
J.B. Poindexter Inc. Sr. Note, 12.50% ...........            100,000            5/15/2004                  96,500
Lucent Technologies Inc. Deb., 6.45% ............            100,000            3/15/2029                  96,280
Mohegan Tribal Gaming Authority Inc. Sr. Sub.
  Note, 8.75%+ ..................................            120,000            1/01/2009                 123,600
News America Holdings Inc. Deb., 7.375% .........             75,000           10/17/2008                  79,136
News America Inc. Sr. Deb., 7.125% ..............             50,000            4/08/2028                  48,758
Norcal Waste Systems Inc. Series B Sr. Note,
  13.50% ........................................            250,000           11/15/2005                 281,875
Ocean Energy Inc. Series B Sr. Note, 7.625% .....            100,000            7/01/2005                  95,750
Owens-Illinois Inc. Sr. Deb., 7.50% .............             50,000            5/15/2010                  49,179
Packaging Resources Inc. Sr. Sec. Note, 11.625% .            250,000            5/01/2003                 260,000
Peco Energy Transport Trust Series 99-A Cl. A7,
  6.13% .........................................            100,000            3/01/2009                  99,642
Pepsi Bottling Holdings Inc. Note, 5.625%+ ......            100,000            2/17/2009                  95,369
Pool Energy Services Co. Sr. Sub. Note, 8.625% ..            150,000            4/01/2008                 154,875
Prime Succession Inc. Sr. Sub. Note, 10.75% .....            150,000            8/15/2004                 108,000
Rose Hills Co. Sr. Sub. Note, 9.50% .............            250,000           11/15/2004                 225,000
RSL Communications Ltd. Sr. Note, 12.25% ........            250,000           11/15/2006                 277,500
Simonds Industries Inc. Sr. Sub. Note, 10.25% ...             50,000            7/01/2008                  51,000
Solutia Inc. Note, 6.50% ........................            100,000           10/15/2002                  99,856
Spanish Broadcasting Systems Inc. Sr. Note,
  12.50% ........................................            250,000            6/15/2002                 282,500
Stena AB Sr. Note, 8.75% ........................            250,000            6/15/2007                 235,625
Tyco International Group SA, 6.25% ..............            100,000            6/15/2003                 100,689
U.S. West Capital Funding Inc., 6.875% ..........            100,000            7/15/2028                  98,720
Union Pacific Resources Group Inc. Note, 7.30% ..             50,000            4/15/2009                  49,543
Viatel Inc. Sr. Note, 11.25% ....................            100,000            4/15/2008                 104,000
Vintage Petroleum Inc. Sr. Sub. Note, 9.75%+ ....            120,000            6/30/2009                 123,900
Westpoint Stevens Inc. Sr. Note, 7.875% .........            300,000            6/15/2008                 306,750
Winstar Communications Inc. Sr. Exch. Note,
  14.50% ........................................             10,000           10/15/2005                  13,400
                                                                                                      -----------
                                                                                                        6,216,221
                                                                                                      -----------
Total Fixed Income Securities (Cost $15,916,486) ........................................              15,838,924
                                                                                                      -----------
COMMERCIAL PAPER 4.6%
American Express Credit Corp., 4.88%                         142,000            5/04/1999                 142,000
Ford Motor Credit Co., 4.82% ....................            116,000            5/04/1999                 116,000
Ford Motor Credit Co., 4.85% ....................          2,020,000            5/04/1999               2,020,000
Ford Motor Credit Co., 4.77% ....................            500,000            5/17/1999                 500,000
                                                                                                      -----------
Total Commercial Paper (Cost $2,778,000) ................................................               2,778,000
                                                                                                      -----------

-----------------------------------------------------------------------------------------------------------------
                                                                               SHARES
-----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 15.3%
State Street Navigator Securities Lending Prime
  Portfolio .....................................                               9,349,351               9,349,351
                                                                                                      -----------
Total Short-Term Investments (Cost $9,349,351) ..........................................               9,349,351
                                                                                                      -----------
Total Investments (Cost $61,712,915) - 116.7% ...........................................              71,143,962
Cash and Other Assets, Less Liabilities - (16.7%) .......................................             (10,197,812)
                                                                                                      -----------
Net Assets - 100.0% .....................................................................             $60,946,150
                                                                                                      ===========

Federal Income Tax Information:
At April 30, 1999, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $61,845,914 was as follows:
Aggregate gross unrealized appreication for all  investments in which there is an excess
 of value over tax cost .................................................................             $11,680,162
Aggregate gross unrealized depreciation for all investments in which there is an excess
 of tax cost over value .................................................................              (2,382,114)
                                                                                                      -----------
                                                                                                      $ 9,298,048
                                                                                                      ===========
ADR  Stands for American Depositary Receipt, representing ownership of foreign securities.
*    Non-income-producing securities.
( )  Payments of income may be made in cash or in the form of additional securities.
TBA  Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time.
     Although the unit price has been established, the principal value has not been finalized and may vary by no more than 1%.
+    Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified buyers. The total cost and market value of Rule 144A securities owned at April 30, 1999 were $811,078 and $810,856 (1.33% of net assets), respectively.

Futures contracts open at April 30, 1999, are as follows:

                                                                                    EXPIRATION                  UNREALIZED
      TYPE                                           NOTIONAL AMOUNT                  MONTH                    APPRECIATION
---------------------------------------------------------------------------------------------------------------------------
30 year U.S. Treasury Bonds                             $100,000                    June, 1999                    $1,212

Forward currency exchange contracts outstanding at April 30, 1999, are as follows:
                                                                                                           UNREALIZED
                                                                                              CONTRACT    APPRECIATION     DELIVERY
                                                                            TOTAL VALUE        PRICE     (DEPRECIATION)      DATE
-----------------------------------------------------------------------------------------------------------------------------------
Sell Euro currency, Buy U.S. dollars                                           155,550 EUR   1.06350 EUR  $   1,029         5/07/99
Sell Euro currency, Buy U.S. dollars                                           172,000 EUR   1.14031 EUR     14,097         5/28/99
Sell Euro currency, Buy U.S. dollars                                           200,688 EUR    .93179 EUR    (26,166)        7/22/99
Buy Greek drachma, Sell U.S. dollars                                        50,686,000 GRD    .00325 GRD       (656)        5/07/99
Sell Greek drachma, Buy U.S. dollars                                        50,686,000 GRD    .00327 GRD      1,450         5/07/99
Sell Japanese yen, Buy U.S. dollars                                         79,205,000 JPY    .00884 JPY     14,267        12/30/99
Sell Japanese yen, Buy U.S. dollars                                         56,515,000 JPY    .00885 JPY     10,710        12/30/99
Sell New Zealand dollars, Buy U.S. dollars                                   1,150,000 NZD    .55490 NZD     (6,157)        5/28/99
Sell New Zealand dollars, Buy U.S. dollars                                   1,335,000 NZD    .55050 NZD    (13,527)        7/22/99
                                                                                                          ---------
                                                                                                          $  (4,953)
                                                                                                          =========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
April 30, 1999 (Unaudited)

ASSETS
Investments, at value (Cost $61,712,915) (Note 1) ............  $71,143,962
Cash .........................................................        4,334
Receivable for securities sold ...............................      889,858
Interest and dividends receivable ............................      357,014
Receivable for open forward contracts ........................       41,553
Receivable from Distributor (Note 3) .........................       26,879
Receivable for fund shares sold ..............................        6,441
Receivable for variation margin (Note 1) .....................        2,031
Deferred organization costs and other assets (Note 1)                48,273
                                                                -----------
                                                                 72,520,345
LIABILITIES
Payable for collateral received on securities loaned .........    9,349,351
Payable for securities purchased .............................    1,993,085
Accrued transfer agent and shareholder services
  (Note 2) ...................................................       50,019
Payable for open forward contracts ...........................       46,506
Accrued management fee (Note 2) ..............................       37,000
Accrued trustees' fees (Note 2) ..............................        7,984
Payable for fund shares redeemed .............................        5,845
Other accrued expenses .......................................       84,405
                                                                -----------
                                                                 11,574,195
                                                                -----------
NET ASSETS                                                      $60,946,150
                                                                ===========
Net Assets consist of:
  Undistributed net investment income ........................  $   786,675
  Unrealized appreciation of investments .....................    9,431,047
  Unrealized depreciation of forward contracts and
    foreign currency .........................................       (6,052)
  Unrealized appreciation of futures contracts ...............        1,212
  Accumulated net realized loss ..............................         (258)
  Paid-in capital ............................................   50,733,526
                                                                -----------
                                                                $60,946,150
                                                                ===========
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($60,946,150 / 5,420,539 shares) ...........................       $11.24
                                                                     ======

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

---------------------------------------------------------------------------
STATEMENT OF OPERATIONS
----------------------------------------------------------------------------
For the six months ended April 30, 1999 (Unaudited)
INVESTMENT INCOME
Interest, net of foreign taxes of $2,207 (Note 1) .............  $   675,598
Dividends, net of foreign taxes of $5,134 .....................      183,861
                                                                 -----------
                                                                     859,459
EXPENSES
Management fee (Note 2) .......................................      216,787
Custodian fee .................................................       73,008
Transfer agent and shareholder services (Note 2) ..............       51,165
Audit fee .....................................................       12,199
Reports to shareholders .......................................       10,336
Legal fees ....................................................        9,106
Trustees' fees (Note 2) .......................................        7,984
Registration fees .............................................        7,358
Amortization of organization costs (Note 1) ...................        3,711
Miscellaneous .................................................        4,209
                                                                 -----------
                                                                     395,863
Expenses borne by the Distributor (Note 3) ....................      (74,966)
                                                                 -----------
                                                                     320,897
                                                                 -----------
Net investment income .........................................      538,562
                                                                 -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  FOREIGN CURRENCY, FORWARD CONTRACTS AND FUTURES CONTRACTS
Net realized gain on investments (Notes 1 and 4) ..............      461,296
Net realized loss on foreign currency and
  forward contracts (Note 1) ..................................     (317,533)
Net realized gain on futures contracts (Note 1) ...............        1,641
                                                                 -----------
  Total net realized gain .....................................      145,404
                                                                 -----------
Net unrealized appreciation of investments ....................    7,080,683
Net unrealized appreciation of foreign currency and
  forward contracts ...........................................      328,432
Net unrealized appreciation of futures contracts ..............        1,212
                                                                 -----------
  Total net unrealized appreciation ...........................    7,410,327
                                                                 -----------
Net gain on investments, foreign currency, forward
  contracts and futures contracts .............................    7,555,731
                                                                 -----------
Net increase in net assets resulting from operations ..........  $ 8,094,293
                                                                 ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

-----------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------
                                                                                     SIX MONTHS ENDED
                                                               YEARS ENDED            APRIL 30, 1999
                                                             OCTOBER 31, 1998          (UNAUDITED)
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income .....................................      $  1,165,743              $   538,562
Net realized gain on investments, foreign currency, forward
  contracts and futures contracts .........................         8,199,201                  145,404
Net unrealized appreciation (depreciation) of investments,
  foreign currency, forward contracts and futures contracts        (7,077,127)               7,410,327
                                                                 ------------              -----------
Net increase resulting from
  operations ..............................................         2,287,817                8,094,293
                                                                 ------------              -----------
Dividends from net investment income - Class S ............        (1,317,557)                (335,232)
                                                                 ------------              -----------
Distributions from net realized gains - Class S ...........       (11,099,159)              (8,002,009)
                                                                 ------------              -----------
Class S share transactions (Note 6):
  Proceeds from sale of shares ............................         9,214,900                3,063,243
  Net asset value of shares issued in payment of:
    Dividends from net investment income ..................           449,769                  134,783
    Distributions from net realized gains .................        11,099,149                8,001,998
  Cost of shares repurchased ..............................       (32,540,040)              (5,858,825)
                                                                 ------------              -----------
Net increase (decrease) from fund share transactions ......       (11,776,222)               5,341,199
                                                                 ------------              -----------
Total increase (decrease) in net
  assets ..................................................       (21,905,121)               5,098,251
NET ASSETS
Beginning of period .......................................        77,753,020               55,847,899
                                                                 ------------              -----------
End of period (including undistributed
  net investment income of $583,345
  and $786,675, respectively) .............................      $ 55,847,899              $60,946,150
                                                                 ============              ===========
Number of Class S shares:
  Sold ....................................................           770,407                  275,878
  Issued upon reinvestment of:
    Dividends from net investment income ..................            39,840                   13,124
    Distributions from net realized gains .................         1,012,696                  779,162
  Repurchased .............................................        (2,843,995)                (527,304)
                                                                 ------------              -----------
  Net increase (decrease) in fund shares ..................        (1,021,052)                 540,860
                                                                 ============              ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE
--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
April 30, 1999

NOTE 1

State Street Research Strategic Portfolios: Aggressive (the "Fund"), is a series of State Street Research Financial Trust (the "Trust"), which was organized as a Massachusetts business Trust in November, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of five separate funds: State Street Research Strategic Portfolios: Aggressive, State Street Research Government Income Fund, State Street Research Strategic Portfolios: Moderate, State Street Research Strategic Portfolios: Conservative and State Street Research IntelliQuant Portfolios: Small-Cap Value.

The investment objective of the Fund is to provide high total return from, primarily, growth of capital and secondarily, current income, consistent with reasonable investment risk.

The Fund is authorized to issue four classes of shares. Only Class S shares are presently available for purchase. Class A, Class B and Class C shares are not being offered at this time. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. If not quoted on the NASDAQ system, such securities are valued at prices obtained from brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. DEFERRED ORGANIZATION COSTS
Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

G. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction exchange rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

H. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At April 30, 1999, the value of the securities loaned and the value of collateral were $8,989,463 and $9,349,351, respectively. During the six months ended April 30, 1999, income from securities lending amounted to $25,684 and is included in interest income.

J. FUTURES CONTRACTS
The Fund may enter into futures contracts as a hedge against unfavorable market conditions and to enhance income. The Fund will limit its risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the Fund deposits with the selling broker sufficient cash or U.S. Government securities to meet the minimum "initial margin" requirements. Thereafter, the Fund receives from or pays to the broker cash or U.S. Government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended April 30, 1999, the fees pursuant to such agreement amounted to $216,787.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended April 30, 1999, the amount of such expenses was $30,872.

The fees of the Trustees not currently affiliated with the Adviser amounted to $7,984 during the six months ended April 30, 1999.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended April 30, 1999, the amount of such expenses assumed by the Distributor and its affiliates was $74,966.

NOTE 4

For the six months ended April 30, 1999, purchases and sales of securities, exclusive of short-term obligations, aggregated $31,146,713 and $32,799,048 (including $11,336,182 and $12,125,726 of U.S. Government obligations), respectively.

NOTE 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund will pay annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund will pay annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At April 30, 1999, Metropolitan owned 3,329,462 Class S shares of the Fund.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                              CLASS A
                                  ------------------------------------------------------------------
                                          YEARS ENDED OCTOBER 31
                                  ------------------------------------------     NOVEMBER 1, 1996
                                   1994(b)          1995(a)          1996(a)    TO MARCH 27, 1997(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD ($)                        9.55             9.74            10.93            12.45
                                    ----             ----             ----             ----
  Net investment income ($)*        0.09             0.20             0.14             0.10
  Net realized and unrealized
    gain on investments,
    foreign currency and
    forward contracts ($)           0.14             1.19             1.79             0.41
                                    ----             ----             ----             ----
TOTAL FROM INVESTMENT
OPERATIONS ($)                      0.23             1.39             1.93             0.51
                                    ----             ----             ----             ----
  Dividends from net
investment income ($)              (0.04)           (0.20)           (0.17)           (0.13)
  Distributions from net
realized gains ($)                    --               --            (0.24)           (1.48)
                                    ----             ----             ----             ----
TOTAL DISTRIBUTIONS ($)            (0.04)           (0.20)           (0.41)           (1.61)
                                    ----             ----             ----             ----
NET ASSET VALUE, END OF PERIOD($)   9.74            10.93            12.45            11.35
                                    ====            =====            =====            =====
Total return(c) (%)                 2.41(d)         14.49            18.05             4.18(d)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($
  thousands)                      50,999           39,555              623               --
Ratio of operating expenses to
  average net assets (%)*           1.35(e)          1.35             1.35             1.35(e)
Ratio of net investment income
  to average net assets (%)*        2.01(e)          1.98             1.43             1.69(e)
Portfolio turnover rate (%)        37.75           127.44           145.59           136.48
*Reflects voluntary reduction
 of expenses per share of
 these amounts (Note 3) ($)         0.01             0.02             0.01             0.02


                                                                              CLASS S
                                ---------------------------------------------------------------------------------------------------
                                                           YEARS ENDED OCTOBER 31                              SIX MONTHS ENDED
                                ----------------------------------------------------------------------------    APRIL 30, 1999
                                 1994(b)          1995(a)          1996(a)          1997(a)          1998(a)    (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD ($)                          9.55             9.74            10.94            12.43            13.18          11.44
                                    ----             ----            -----            -----            -----          -----
  Net investment income ($)*        0.10             0.22             0.22             0.22             0.21           0.10
  Net realized and unrealized
    gain on investments,
    foreign currency and
    forward contracts ($)           0.14             1.20             1.74             2.27             0.17           1.44
                                    ----             ----            -----            -----            -----          -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                    0.24             1.42             1.96             2.49             0.38           1.54
                                    ----             ----            -----            -----            -----          -----
  Dividends from net
   investment income ($)           (0.05)           (0.22)           (0.23)           (0.26)           (0.24)         (0.07)
  Distributions from net
   realized gains ($)                 --               --            (0.24)           (1.48)           (1.88)         (1.67)
                                    ----             ----            -----            -----            -----          -----
TOTAL DISTRIBUTIONS ($)            (0.05)           (0.22)           (0.47)           (1.74)           (2.12)         (1.74)
                                    ----             ----            -----            -----            -----          -----
NET ASSET VALUE, END OF PERIOD ($)  9.74            10.94            12.43            13.18            11.44          11.24
                                    ====            =====            =====            =====            =====          =====
Total return(c) (%)                 2.50(d)         14.85            18.37            22.54             3.69          14.81(d)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
  ($ thousands)                      102           20,809           63,272           77,753           55,848         60,946
Ratio of operating expenses to
  average net assets (%)*           1.10(e)          1.10             1.10             1.10             1.10           1.10(e)
Ratio of net investment income
  to average net assets (%)*        2.26(e)          2.13             1.78             1.79             1.81           1.86(e)
Portfolio turnover rate (%)        37.75           127.44           145.59           136.48           124.15          55.49

*Reflects voluntary reduction
 of expenses per share of
 these amounts (Note 3) ($)         0.01             0.02             0.03             0.02             0.02           0.01
-----------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) May 16,1994 (commencement of operations) to October 31, 1994.
(c) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(d) Not annualized.
(e) Annualized.

A Special Meeting of Shareholders of State Street Research Strategic
Portfolios: Aggressive ("Fund"), along with shareholders of other series of State Street Research Financial Trust ("Trust"), was convened on April 6, 1999 ("Meeting"), and continued thereafter. The results of the Meeting are set forth below.

                                                 VOTES (MILLIONS OF SHARES)
                                          (COMBINED FOR ALL SERIES OF THE TRUST)
                                           -------------------------------------
ACTION ON PROPOSAL                                FOR             WITHHELD
--------------------------------------------------------------------------------
The following persons were elected as Trustees:
Bruce R. Bond ...............................      40.9             0.7
Steve A. Garban .............................      40.9             0.7
Malcolm T. Hopkins ..........................      40.9             0.7
Susan M. Phillips ...........................      40.9             0.7

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE
-----------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH FINANCIAL TRUST
-----------------------------------------------------------------------------------------------------------------
FUND INFORMATION                           OFFICERS                               TRUSTEES
STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
STRATEGIC PORTFOLIOS: AGGRESSIVE           Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       JOHN H. KALLIS                         Chairman of the Board
Boston, MA 02111                           Vice President                         Chief Executive Officer and
                                                                                  President, PictureTel Corporation
DISTRIBUTOR                                THOMAS P. MOORE, JR.
State Street Research                      Vice President                         STEVE A. GARBAN
Investment Services, Inc.                                                         Former Senior Vice President
One Financial Center                       E.K. EASTON RAGSDALE, JR.              for Finance and Operations and
Boston, MA 02111                           Vice President                         Treasurer, The Pennsylvania
                                                                                  State University
SHAREHOLDER SERVICES                       THOMAS A. SHIVELY
State Street Research                      Vice President                         MALCOLM T. HOPKINS
Service Center                                                                    Former Vice Chairman of the
P.O. Box 8408                              JAMES M. WEISS                         Board and Chief Financial
Boston, MA 02266-8408                      Vice President                         Officer, St. Regis Corp.
1-800-562-0032
                                           GERARD P. MAUS                         DEAN O. MORTON
CUSTODIAN                                  Treasurer                              Former Executive Vice President,
State Street Bank and                                                             Chief Operating Officer and
Trust Company                              JOSEPH W. CANAVAN                      Director, Hewlett-Packard
225 Franklin Street                        Assistant Treasurer                    Company
Boston, MA 02110
                                           DOUGLAS A. ROMICH                      SUSAN M. PHILLIPS
LEGAL COUNSEL                              Assistant Treasurer                    Dean, School of Business and
Goodwin, Procter & Hoar LLP                                                       Public Management, George
Exchange Place                             FRANCIS J. MCNAMARA, III               Washington University; former
Boston, MA 02109                           Secretary and General Counsel          Member of the Board of Governors
                                                                                  of the Federal Reserve System and
                                           DARMAN A. WING                         Chairman and Commissioner of
                                           Assistant Secretary and                the Commodity Futures Trading
                                           Assistant General Counsel              Commission

                                           AMY L. SIMMONS                         TOBY ROSENBLATT
                                           Assistant Secretary                    President,
                                                                                  The Glen Ellen Company
                                                                                  Vice President,
                                                                                  Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE
One Financial Center                                        -------------------
Boston, MA 02111                                                 Bulk Rate
                                                               U.S. Postage
                                                                   PAID
                                                                Permit #6
                                                               Hartford, CT
                                                            -------------------

QUESTIONS? COMMENTS?

Call us at 1-800-562-0032
     [hearing-impaired 1-800-676-7876]
     [Chinese and Spanish-speaking 1-888-638-3193]
WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

E-MAIL us at:
     info@ssrfunds.com

INTERNET site:
     www.ssrfunds.com

[logo] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

This report must be accompanied or preceded by a current State Street
Research Strategic Portfolios: Moderate prospectus. When used after June 30, 1999, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

                                                                    SP-765F-0699

CONTROL NUMBER: (exp 1200)SSR-LD

-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                       STRATEGIC PORTFOLIOS: CONSERVATIVE
                     --------------------------------------

                             SEMIANNUAL REPORT

                             April 30, 1999

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

                               INVESTMENT UPDATE
                               About the Fund,
                               economy and markets

                               FUND INFORMATION
                               Facts and figures

                               PLUS, COMPLETE PORTFOLIO HOLDINGS
                               AND FINANCIAL STATEMENTS

                                                        STATE STREET RESEARCH
----------------------                                  ---------------------
        DALBAR
HONORS COMMITMENT TO:                                        75 YEARS
      INVESTORS
        1998                                            ---------------------
----------------------                                     LASTING VALUES
                                                        ---------------------
   For Excellence                                          LEADING IDEAS
         in
 Shareholder Service
                                                     STATE STREET RESEARCH FUNDS

INVESTMENT ENVIRONMENT
THE ECONOMY
o Americans continued to reap the benefits of a healthy economy. Inflation remained low, unemployment hovered at about 4%, and wages rose.

o Favorable economic factors stimulated retail sales through the holiday season and into the first quarter of 1999. Lower energy costs and declining mortgage rates translated into additional income for many consumers. However, energy costs rebounded in 1999, erasing some of the gains.

o The nation's savings rate fell below zero in the last quarter of 1998. Debate flared over the significance of that figure, however, because the Bureau of Economic Analysis has recently changed the way it computes savings rates.

THE MARKETS
o The S&P 500, a broad measure of common stock performance, gained 22.3% for the six-month period(1). Gains were concentrated in a narrow band of large, high-quality growth and technology stocks. Small and medium-sized company stocks lagged the market.

o The U.S. bond market benefited from three quick interest rate cuts late in 1998. However, the yield on the long-term Treasury benchmark climbed from 5.0% back up to 5.7% by the end of the period, reflecting fears that strong economic growth could ignite inflation. High-yield bonds were weak during the first half of the period, as investors sought the quality of the U.S. Treasury market, but those same "junk" bonds picked up again in 1999 as investors regained confidence.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended April 30, 1999, Strategic Portfolios: Conservative Class S shares returned 4.84%. That was higher than the Lipper flexible income funds average total return of 3.85% over the same period.

o The Fund's investments in stocks, 28% of total net assets at the end of the period, accounted for its above-average performance.

o Large-cap growth was the best performing sector of the portfolio over the entire six months.

CURRENT STRATEGY
o No significant changes are being made to the portfolio. The Fund is designed to offer broad diversification among different asset classes and investment styles. Volatility in world financial markets and the high valuation of the U.S. stock market have caused us to reduce our normal level of holdings of stocks in favor of bonds.

o Over the long term, our approach should help cushion investors against market volatility, and so we are sticking to our discipline. We believe that many areas of the market that were beaten down are positioned to rebound as investors begin to look for better values.

o Mid-cap value has begun to perform better in recent weeks, enhancing the Fund's total return.

April 30, 1999

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

(1) The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(2) Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value.

(3) Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended April 30, 1999, except where noted)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
FOR PERIODS ENDED 3/31/99(2)(3)
-------------------------------------------------------------------------------
                                            LIFE OF FUND
                                           (since 5/16/94)            1 YEAR
-------------------------------------------------------------------------------
Class S                                        10.97%                   5.41%
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(2)(3)
-------------------------------------------------------------------------------
                                            LIFE OF FUND
                                           (since 5/16/94)            1 YEAR
-------------------------------------------------------------------------------
Class S                                        11.19%                   6.28%
-------------------------------------------------------------------------------
Performance results for the Fund are increased by the voluntary reduction of Fund fees and expenses; without subsidization, performance would have been lower.

ASSET ALLOCATION
(by percentage of net assets)

                  Bonds                         69%
                  Stocks                        28%
                  Cash                           3%

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE
-----------------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
April 30, 1999 (Unaudited)

-----------------------------------------------------------------------------------------------------------------
                                                                                                        VALUE
                                                                                           SHARES      (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES 28.0%
AUTOMOBILES & TRANSPORTATION 0.1%
AIR TRANSPORT 0.1%
UAL Corp. ...........................................................................         400     $    32,300
US Airways Group Inc.* ..............................................................         400          21,775
                                                                                                      -----------
                                                                                                           54,075
                                                                                                      -----------
Total Automobiles & Transportation ..................................................                      54,075
                                                                                                      -----------
CONSUMER DISCRETIONARY 5.1%
ADVERTISING AGENCIES 0.8%
Valassis Communications Inc. ........................................................       5,000         280,000
                                                                                                      -----------
CASINOS/GAMBLING, HOTEL/MOTEL 0.9%
GTech Holdings Corp.* ...............................................................       1,900          49,519
Harrah's Entertainment Inc.* ........................................................       7,000         154,000
Mirage Resorts Inc.* ................................................................       5,400         121,162
                                                                                                      -----------
                                                                                                          324,681
                                                                                                      -----------
COMMERCIAL SERVICES 1.4%
A.C. Nielson Corp.* .................................................................       8,400         234,150
America Online Inc.* ................................................................       1,300         185,575
Waste Management Inc.* ..............................................................       1,600          90,400
                                                                                                      -----------
                                                                                                          510,125
                                                                                                      -----------
COMMUNICATIONS, MEDIA & ENTERTAINMENT 0.4%
CBS Corp.* ..........................................................................       1,300          59,231
Time Warner Inc. ....................................................................       1,200          84,000
                                                                                                      -----------
                                                                                                          143,231
                                                                                                      -----------
HOUSEHOLD FURNISHINGS 0.1%
Black & Decker Corp. ................................................................         900          51,075
                                                                                                      -----------
PRINTING & PUBLISHING 0.5%
Hollinger International, Inc. Cl. A* ................................................      14,300         201,094
                                                                                                      -----------
RESTAURANTS 0.2%
McDonald's Corp. ....................................................................       1,800          76,275
                                                                                                      -----------
RETAIL 0.8%
Federated Department Stores Inc.* ...................................................       1,500          70,031
Fletcher Challenge Ltd.* ............................................................       6,600          15,822
Home Depot Inc. .....................................................................       1,000          59,938
Staples Inc.* .......................................................................       2,200          66,000
Wal-Mart Stores, Inc. ...............................................................       1,600          73,600
                                                                                                      -----------
                                                                                                          285,391
                                                                                                      -----------
Total Consumer Discretionary ....................................                                       1,871,872
                                                                                                      -----------
CONSUMER STAPLES 1.4%
BEVERAGES 0.3%
Anheuser-Busch Companies, Inc. ......................................................       1,300          95,062
                                                                                                      -----------
DRUG & GROCERY STORE CHAINS 0.6%
Hannaford Brothers Co. ..............................................................       3,100         135,237
Kroger Co.* .........................................................................         600          32,588
Rite Aid Corp. ......................................................................         800          18,650
Safeway Inc. ........................................................................         700          37,756
                                                                                                      -----------
                                                                                                          224,231
                                                                                                      -----------
FOODS 0.1%
Keebler Foods Co.* ..................................................................         900          28,913
                                                                                                      -----------
HOUSEHOLD PRODUCTS 0.3%
Dial Corp. ..........................................................................         800          27,200
Procter & Gamble Co. ................................................................       1,000          93,812
                                                                                                      -----------
                                                                                                          121,012
                                                                                                      -----------
TOBACCO 0.1%
RJR Nabisco Holdings Corp. ..........................................................         900          23,175
UST Inc. ............................................................................       1,100          30,663
                                                                                                      -----------
                                                                                                           53,838
                                                                                                      -----------
Total Consumer Staples ..............................................................                     523,056
                                                                                                      -----------
FINANCIAL SERVICES 3.4%
BANKS & SAVINGS & LOAN 0.9%
Astoria Financial Corp.* ............................................................         500          25,063
Chase Manhattan Corp. ...............................................................         600          49,650
Golden West Financial Corp. .........................................................         500          50,063
Mercantile Bankshares Corp. .........................................................       1,500          55,500
Peoples Heritage Financial Group* ...................................................       5,300         102,687
Southtrust Corp. ....................................................................       1,100          43,828
                                                                                                      -----------
                                                                                                          326,791
                                                                                                      -----------
INSURANCE 1.3%
Ace Ltd. ............................................................................       5,400         163,350
American International Group Inc. ...................................................         500          58,719
Saint Paul Companies, Inc. ..........................................................       1,000          28,688
UNUM Corp. ..........................................................................       1,900         103,787
XL Capital Ltd. Cl. A ...............................................................       2,053         124,591
                                                                                                      -----------
                                                                                                          479,135
                                                                                                      -----------
MISCELLANEOUS FINANCIAL 1.0%
AMBAC Inc. ..........................................................................       3,400         205,275
Capital One Financial Corp. .........................................................         500          86,844
Citigroup, Inc. .....................................................................       1,000          75,250
                                                                                                      -----------
                                                                                                          367,369
                                                                                                      -----------
SECURITIES BROKERAGE & SERVICES 0.2%
Bear Stearns Company Inc. ...........................................................       1,260          58,747
                                                                                                      -----------
Total Financial Services ............................................................                   1,232,042
                                                                                                      -----------
HEALTH CARE 1.2%
DRUGS & BIOTECHNOLOGY 1.0%
Abbott Laboratories Inc. ............................................................       1,200          58,125
Baxter International Inc. ...........................................................         900          56,700
Pfizer Inc. .........................................................................         400          46,025
Pharmacia & Upjohn Inc. .............................................................       1,400          78,400
Pharmacia & Upjohn Inc. SDR .........................................................       1,200          66,564
Schering-Plough Corp. ...............................................................       1,400          67,637
                                                                                                      -----------
                                                                                                          373,451
                                                                                                      -----------
HEALTH CARE SERVICES 0.2%
Quorum Health Group Inc.* ...........................................................       6,100          75,488
                                                                                                      -----------
Total Health Care ...................................................................                     448,939
                                                                                                      -----------
INTEGRATED OILS 0.7%
INTEGRATED DOMESTIC 0.4%
Kerr-McGee Corp. ....................................................................       1,808          76,618
Unocal Corp. ........................................................................       1,800          74,813
                                                                                                      -----------
                                                                                                          151,431
                                                                                                      -----------
INTEGRATED INTERNATIONAL 0.3%
Exxon Corp. .........................................................................         700          58,144
Total SA Cl. B ADR ..................................................................         600          40,800
                                                                                                      -----------
                                                                                                           98,944
                                                                                                      -----------
Total Integrated Oils ...............................................................                     250,375
                                                                                                      -----------
MATERIALS & PROCESSING 2.1%
CHEMICALS 0.8%
Agrium Inc. .........................................................................      10,400          94,250
Cabot Corp. .........................................................................       6,200         167,400
Dow Chemical Co. ....................................................................         300          39,356
                                                                                                      -----------
                                                                                                          301,006
                                                                                                      -----------
CONTAINERS & PACKAGING 0.1%
Smurfit Stone Container Corp.* ......................................................       2,200          51,425
                                                                                                      -----------
DIVERSIFIED MANUFACTURING 0.8%
Ball Corp. ..........................................................................       5,100         280,181
                                                                                                      -----------
FOREST PRODUCTS 0.2%
Boise Cascade Corp. .................................................................         600          24,150
Champion International Corp. ........................................................         600          32,812
                                                                                                      -----------
                                                                                                           56,962
                                                                                                      -----------
PAPER & FOREST PRODUCTS 0.1%
Bowater Inc. ........................................................................         900          48,263
                                                                                                      -----------
STEEL 0.1%
Harsco Corp. ........................................................................       1,000          32,813
                                                                                                      -----------
Total Materials & Processing ........................................................                     770,650
                                                                                                      -----------
NON-U.S. EQUITIES 4.8%
Banco Di Roma .......................................................................      20,100          33,124
BHF Bank AG .........................................................................         700          26,325
British Petroleum Co. PLC* ..........................................................       2,100          39,864
Continental AG ......................................................................       1,100          27,308
Giordano International Ltd. .........................................................       2,000             929
Hirose Electric Co. .................................................................         500          46,475
IXOS Software AG ....................................................................         100          20,389
Joshin Denki Co. ....................................................................      13,000          41,802
L.M. Ericsson Telephone Co. Cl. B* ..................................................       1,836          48,201
Lernout & Hauspie Speech Products NV ADR* ...........................................       1,900          74,337
Metro AG ............................................................................       1,000          72,258
National Bank of Canada .............................................................       7,800         125,712
NGK Spark Plug Co.* .................................................................       4,000          42,036
Nokia AB Oy .........................................................................         800          61,651
Novartis AG* ........................................................................          30          43,908
Prosieben Media AG* .................................................................       1,000          47,010
PTT Exploration & Production Public Co. Ltd.* .......................................       2,100          19,374
QP Corp. ............................................................................       7,100          54,995
Renaissance Energy Ltd. .............................................................       6,000          90,735
Roche Holdings AG* ..................................................................           5          58,793
RTZ Corp.* ..........................................................................       1,421          24,803
Sema Group PLC* .....................................................................       4,100          39,640
Shaw Communications Inc. Cl. B ......................................................       1,400          56,700
Snow Brand Milk Co. .................................................................       9,300          48,283
Societe Generale ....................................................................         100          17,895
Softbank Corp. ......................................................................       1,000         133,060
Suncor Energy Inc. ..................................................................       1,000          39,949
Takara Shuzo Co. ....................................................................      12,000          84,207
Talisman Energy Inc. ................................................................       3,500          92,415
Telecom Italia SPA* .................................................................       5,300          56,381
Tieto Corp. .........................................................................       1,400          55,757
Toshiba Corp. .......................................................................       5,000          33,495
Valeo SA ............................................................................         300          25,354
Valeo SA Wts.* ......................................................................         300           1,014
WM-Data AB Cl. B* ...................................................................       1,100          40,417
Wolters Kluwer NV ...................................................................       1,200          52,228
                                                                                                      -----------
Total Non-U.S. Equities .............................................................                   1,776,824
                                                                                                      -----------
OTHER 1.5%
MULTI-SECTOR 1.5%
AlliedSignal Inc. ...................................................................       1,200          70,500
Gencorp Inc. ........................................................................       3,700          85,562
General Electric Co. ................................................................       1,000         105,500
Johnson Controls Inc. ...............................................................         400          29,175
Ogden Corp. .........................................................................       4,700         121,319
Raytheon Co. Cl. B* .................................................................         800          56,200
Tyco International Ltd. .............................................................       1,100          89,375
                                                                                                      -----------
Total Other .........................................................................                     557,631
                                                                                                      -----------
OTHER ENERGY 1.1%
GAS PIPELINES 0.7%
Columbia Energy Group ...............................................................         300          14,419
Williams Companies Inc. .............................................................       5,527         261,150
                                                                                                      -----------
                                                                                                          275,569
                                                                                                      -----------
OIL & GAS PRODUCERS 0.2%
Ocean Energy Inc. ...................................................................       7,800          72,638
                                                                                                      -----------
OIL WELL EQUIPMENT & SERVICES 0.2%
Halliburton Co. .....................................................................       1,400          59,675
                                                                                                      -----------
Total Other Energy ..................................................................                     407,882
                                                                                                      -----------
PRODUCER DURABLES 1.1%
ELECTRICAL EQUIPMENT & COMPONENTS 0.5%
Mark IV Industries Inc. .............................................................       9,600         171,600
                                                                                                      -----------
MACHINERY 0.4%
Howmet International Inc.* ..........................................................       8,000         128,000
                                                                                                      -----------
OFFICE FURNITURE & BUSINESS EQUIPMENT 0.2%
Xerox Corp. .........................................................................       1,400          82,250
                                                                                                      -----------
TELECOMMUNICATIONS EQUIPMENT 0.0%
Asia Pacific Wire & Cable Corp. Ltd.* ...............................................       3,800          11,163
                                                                                                      -----------
Total Producer Durables .............................................................                     393,013
                                                                                                      -----------
TECHNOLOGY 2.7%
COMMUNICATIONS TECHNOLOGY 0.3%
Lucent Technologies Inc. ............................................................       1,100          66,138
NCR Corp. ...........................................................................       1,200          49,200
                                                                                                      -----------
                                                                                                          115,338
                                                                                                      -----------
COMPUTER SOFTWARE 0.5%
Cadence Design Systems Inc.* ........................................................       1,300          17,631
Ceridian Corp.* .....................................................................       1,200          43,950
Microsoft Corp.* ....................................................................       1,200          97,575
Novell Inc.* ........................................................................       1,000          22,250
                                                                                                      -----------
                                                                                                          181,406
                                                                                                      -----------
COMPUTER TECHNOLOGY 1.5%
Cisco Systems Inc.* .................................................................       1,200         136,875
Dell Computer Corp.* ................................................................       1,400          57,662
EMC Corp.* ..........................................................................       1,000         108,937
International Business Machines Corp. ...............................................         300          62,756
Seagate Technology, Inc.* ...........................................................         700          19,513
Silicon Graphics Inc.* ..............................................................       9,300         118,575
Unisys Corp. ........................................................................       1,000          31,438
                                                                                                      -----------
                                                                                                          535,756
                                                                                                      -----------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 0.4%
Analog Devices Inc.* ................................................................       2,000          70,250
Cypress Semiconductor Corp.* ........................................................       2,500          25,625
Intel Corp.* ........................................................................         800          48,950
                                                                                                      -----------
                                                                                                          144,825
                                                                                                      -----------
Total Technology ....................................................................                     977,325
                                                                                                      -----------
UTILITIES 2.8%
CABLE TELEVISION & RADIO 0.2%
Cox Communications Inc. Cl. A* ......................................................         900          71,437
                                                                                                      -----------
ELECTRICAL 1.3%
Consolidated Edison Inc. ............................................................         600          27,262
DQE Inc. ............................................................................       1,300          53,544
Illinova Corp. ......................................................................       5,000         131,250
OGE Energy Corp. ....................................................................       4,700         111,331
Pinnacle West Capital Corp. .........................................................       4,400         170,775
                                                                                                      -----------
                                                                                                          494,162
                                                                                                      -----------
GAS DISTRIBUTION 0.1%
Nicor Inc. ..........................................................................         300          10,913
Questar Corp. .......................................................................         800          14,550
                                                                                                      -----------
                                                                                                           25,463
                                                                                                      -----------
TELECOMMUNICATIONS 1.2%
Alltel Corp. ........................................................................       1,200          80,925
Bellsouth Corp. .....................................................................         700          31,325
MCI WorldCom Inc.* ..................................................................       1,900         156,156
MediaOne Group Inc.* ................................................................         700          57,094
Qwest Communications International Inc.* ............................................         900          76,894
RSL Communications Ltd. Cl. A* ......................................................         700          22,925
                                                                                                      -----------
                                                                                                          425,319
                                                                                                      -----------
Total Utilities .....................................................................                   1,016,381
                                                                                                      -----------
Total Equity Securities (Cost $8,035,966) ...........................................                  10,280,065
                                                                                                      -----------

-----------------------------------------------------------------------------------------------------------------
                                                           PRINCIPAL            MATURITY
                                                            AMOUNT                DATE
-----------------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES 68.9%
U.S. TREASURY 10.6%
U.S. Treasury Bond, 12.00% .......................         $  200,000            8/15/2013                290,750
U.S. Treasury Bond, 8.125% .......................            325,000            5/15/2021                412,090
U.S. Treasury Bond, 8.125% .......................            150,000            8/15/2021                190,405
U.S. Treasury Bond, 6.875% .......................            245,000            8/15/2025                276,468
U.S. Treasury Bond, 6.625% .......................            575,000            2/15/2027                632,408
U.S. Treasury Bond, 5.25% ........................            225,000           11/15/2028                208,195
U.S. Treasury Bond, 5.25% ........................            425,000            2/15/2029                398,969
U.S. Treasury Note, 6.625% .......................            175,000            7/31/2001                180,551
U.S. Treasury Note, 7.875% .......................            325,000           11/15/2004                364,202
U.S. Treasury STRIPS, 0.00% ......................            200,000           11/15/2001                175,850
U.S. Treasury STRIPS, 0.00% ......................            250,000            5/15/2003                202,648
U.S. Treasury STRIPS, 0.00% ......................            475,000            5/15/2007                305,871
U.S. Treasury TIPS, 3.875% .......................            250,153            4/15/2029                250,855
                                                                                                      -----------
                                                                                                        3,889,262
                                                                                                      -----------
U.S. AGENCY MORTGAGE 22.7%
Federal Home Loan Mortgage Corp. TBA, 6.50% ......            500,000            6/16/2029                497,185
Federal National Mortgage Association, 5.50% .....            100,000            2/01/2014                 97,000
Federal National Mortgage Association, 5.50% .....            348,678            3/01/2014                338,218
Federal National Mortgage Association, 6.50% .....            263,896            9/01/2028                262,162
Federal National Mortgage Association, 6.50% .....            743,462           11/01/2028                738,577
Federal National Mortgage Association, 6.50% .....            705,504           12/01/2028                700,869
Federal National Mortgage Association, 6.00% .....            516,638            2/01/2029                500,653
Federal National Mortgage Association, 6.00% .....            523,617            3/01/2029                507,416
Federal National Mortgage Association TBA, 6.50% .            250,000            6/16/2029                248,357
Government National Mortgage Association, 6.50% ..             87,950            2/15/2009                 89,026
Government National Mortgage Association, 6.50% ..             45,095            6/15/2009                 45,646
Government National Mortgage Association, 6.50% ..            199,016            7/15/2009                201,450
Government National Mortgage Association, 7.50% ..            200,509           12/15/2010                207,213
Government National Mortgage Association, 7.00% ..            229,711            1/15/2025                233,588
Government National Mortgage Association, 7.00% ..             69,307           10/15/2025                 70,412
Government National Mortgage Association, 6.50% ..            873,596           11/15/2028                867,856
Government National Mortgage Association, 7.00% ..            163,604           11/15/2028                166,006
Government National Mortgage Association TBA,
  6.50% ..........................................          1,125,000            5/24/2029              1,117,789
Government National Mortgage Association TBA,
  7.00% ..........................................          1,425,000            6/23/2029              1,445,919
                                                                                                      -----------
                                                                                                        8,335,342
                                                                                                      -----------
CANADIAN-YANKEE 2.1%
British Sky Broadcasting Group Inc.
  Note, 6.875% ...................................            125,000            2/23/2009                124,199
Province of Quebec Deb., 7.00% ...................            275,000            1/30/2007                288,549
Province of Quebec Deb., 5.75% ...................            250,000            2/15/2009                241,380
Woodside Finance Ltd. Note, 6.60%+ ...............            125,000            4/15/2008                118,976
                                                                                                      -----------
                                                                                                          773,104
                                                                                                      -----------
FOREIGN GOVERNMENT 3.8%
                                                       Greek Drachma
Republic of Greece, 8.80% ........................        187,500,000            6/19/2007                712,707
                                                   New Zealand Dollar
Government of New Zealand, 10.00% ................            475,000            3/15/2002                300,878
Government of New Zealand, 8.00% .................            600,000           11/15/2006                384,167
                                                                                                      -----------
                                                                                                        1,397,752
                                                                                                      -----------
FINANCE/MORTGAGE 21.4%
A T & T Capital Corp. Note, 7.50% ................         $  250,000           11/15/2000                255,997
A T & T Capital Corp. Note, 6.75% ................            225,000            2/04/2002                229,244
Arcadia Automobile Trust 97-B A5, 6.70% ..........            125,000            2/15/2005                126,406
Arcadia Automobile Trust 97-C A5, 6.55% ..........            125,000            6/15/2005                126,523
Capital One Bank Note, 6.57% .....................            100,000            1/27/2003                100,729
Capital One Bank Note, 6.28% .....................            250,000            2/20/2001                251,163
Capital One Bank Note, 6.15% .....................            125,000            6/01/2001                125,325
Capital One Bank Note, 6.62% .....................            250,000            8/04/2003                252,542
Chase Commercial Mortgage Securities Corp. 1997-1
  Cl. A1, 7.27% ..................................            132,626            7/19/2004                136,817
Chase Commercial Mortgage Securities Corp. 1998-2
  Cl. A-1, 6.025% ................................            121,589            8/18/2007                120,867
Chevron Corp. Note, 8.11% ........................            144,667           12/01/2004                154,053
CIT Group Holdings Inc. Sr. Note, 6.80% ..........            250,000            4/17/2000                252,975
Citibank Credit Card Master Trust, 5.30% .........            250,000            1/09/2006                243,573
Citigroup Inc. Note, 6.20% .......................            250,000            3/15/2009                246,857
Commercial Credit Group Inc. Note, 6.45% .........            250,000            7/01/2002                254,117
Commercial Credit Group Inc. Sr. Note, 5.55% .....            250,000            2/15/2001                249,537
Countrywide Funding Corp. Note, 6.58% ............            200,000            9/21/2001                202,432
Countrywide Funding Corp. Note, 6.28% ............            200,000            1/15/2003                200,622
Discover Card Master Trust, 5.60% ................            250,000            5/16/2006                246,797
DLJ Commercial Mortgage Corp. 98-C2, 6.24% .......             75,000           11/12/2031                 74,016
DLJ Commercial Mortgage Corp. 99-C1, 6.46% .......            250,000            1/10/2009                250,312
ERAC USA Finance Co. Note, 6.75%+ ................            250,000            5/15/2007                244,708
First Union Commercial Mortgage Trust, 6.07% .....            175,000           10/15/2008                170,625
Florida Windstorm Underwriting Sr. Sec. Note,
  7.125%+ ........................................            125,000            2/25/2019                125,840
Ford Motor Credit Co. Note, 5.75% ................            250,000            2/23/2004                246,647
Ford Motor Credit Co. Note, 5.80% ................            250,000            1/12/2009                238,510
GE Global Insurance Holding Corp. Note, 7.00% ....            275,000            2/15/2026                280,709
GMAC Commercial Mortgage Security Inc. 97-C2-A,
  6.45% ..........................................            117,179           12/15/2004                118,205
GMAC Commercial Mortgage Security Inc. 98-C1 A1,
  6.41% ..........................................            159,575           11/15/2007                162,250
GMAC Commercial Mortgage Security Inc. 99-C1 A2,
  6.175% .........................................            250,000            5/15/2033                255,137
GS Mortgage Securities Corp. 97-G1, 6.86% ........            125,000            7/13/2030                128,519
Household Finance Co. Note, 6.75% ................            125,000            6/01/2000                126,476
LB Commercial Conduit Mortgage Trust 97-LL1-A1,
  6.79% ..........................................            241,434            6/12/2004                246,338
LB Commercial Conduit Mortgage Trust 98-C1 A1,
  6.33% ..........................................            112,018           11/18/2004                112,648
LB Commercial Conduit Mortgage Trust 98-C4 Cl. A1,
  5.87% ..........................................            122,138            8/15/2006                120,687
LB Commercial Conduit Mortgage Trust 98-C4 Cl. A1,
  6.21% ..........................................             60,000           10/15/2008                 58,894
MBNA Master Credit Card Trust Series 98-JA, 5.25%             350,000            2/15/2006                342,450
MBNA Master Credit Card Trust Series 99-B, 5.90% .            125,000            8/15/2011                121,992
Morgan Stanley Capital Inc. 98-A1, 6.19% .........             56,284            1/15/2007                 56,302
New Jersey Economic Development Authority, 7.425%             200,000            2/15/2029                218,846
Prime Credit Card Master Trust Series 1995-1A,
  6.75% ..........................................            125,000           11/15/2005                127,929
Sears Credit Account Master Trust Series 1998-2A,
  5.25% ..........................................            250,000           10/16/2008                243,045
                                                                                                      -----------
                                                                                                        7,847,661
                                                                                                      -----------
CORPORATE 8.3%
Arizona Public Service Co. Note, 6.25% ...........            250,000            1/15/2005                251,485
Atlantic Richfield Co. Note, 5.90% ...............            175,000            4/15/2009                172,646
California Infrastructure Development Series
  1997-A7, 6.42% .................................            125,000            9/25/2008                128,423
CMS Panhandle Holding Co. Note, 6.50% ............            125,000            7/15/2009                124,250
Columbia/HCA Healthcare Corp. Note, 6.87% ........            150,000            9/15/2003                139,605
Columbia/HCA Healthcare Corp. Note, 8.12% ........            125,000            8/04/2003                123,859
Columbia/HCA Healthcare Corp. Note, 7.69% ........            125,000            6/15/2025                102,836
Columbia/HCA Healthcare Corp. Note, 7.75% ........            125,000            7/15/2036                104,926
Edison Mission Energy Funding Corp. Series A Note,
  6.77%+ .........................................            124,011            9/15/2003                125,562
GTE Corp. Deb., 6.94% ............................            125,000            4/15/2028                125,165
Healthsouth Corp. Sr. Note, 6.875% ...............            175,000            6/15/2005                167,445
Lucent Technologies Inc. Deb., 6.45% .............            225,000            3/15/2029                216,630
News America Holdings Inc. Deb., 7.375% ..........            250,000           10/17/2008                263,788
News America Inc. Sr. Deb., 7.125% ...............            125,000            4/08/2028                121,894
Peco Energy Transport Trust, 6.13% ...............            250,000            3/01/2009                249,105
Pepsi Bottling Holdings Inc. Note, 5.625%+ .......            250,000            2/17/2009                238,423
U.S. West Communications Inc., 5.625% ............            125,000           11/15/2008                119,021
Union Pacific Resources Group Inc. Note, 7.30% ...            125,000            4/15/2009                123,859
Xerox Corp. Note, 5.50% ..........................            125,000           11/15/2003                123,341
                                                                                                      -----------
                                                                                                        3,022,263
                                                                                                      -----------
Total Fixed Income Securities (Cost $25,422,898) .........................................             25,265,384
                                                                                                      -----------
COMMERCIAL PAPER 11.3%
American Express Credit Corp., 4.72% .............            150,000           5/03/1999                 150,000
American Express Credit Corp., 4.81% .............          1,254,000           5/06/1999               1,254,000
Commercial Credit Co., 4.77% .....................            785,000           5/03/1999                 785,000
Ford Motor Credit Co., 4.79% .....................          1,000,000           5/21/1999               1,000,000
General Electric Capital Corp., 4.80% ............            393,000           5/17/1999                 393,000
Household Finance Corp., 4.78% ...................            565,000           5/17/1999                 565,000
                                                                                                      -----------
Total Commercial Paper (Cost $4,147,000) ................................................               4,147,000
                                                                                                      -----------

-----------------------------------------------------------------------------------------------------------------
                                                                                 SHARES
-----------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS 13.5%
State Street Navigator Securities Lending Prime Portfolio                       4,936,339               4,936,339
                                                                                                      -----------
Total Short-Term Investments (Cost $4,936,339) ..........................................               4,936,339
                                                                                                      -----------
Total Investments (Cost $42,542,203) - 121.7% ...........................................              44,628,788
Cash and Other Assets, Less Liabilities - (21.7%) .......................................              (7,943,698)
                                                                                                      -----------
Net Assets - 100.0% .....................................................................             $36,685,090
                                                                                                      ===========

Federal Income Tax Information:
At April 30, 1999, the net unrealized appreciation of investments based on cost for
  Federal income tax purposes of $42,556,673 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess
  of value over tax cost ................................................................             $ 2,689,088
Aggregate gross unrealized depreciation for all investments in which there is an excess
  of tax cost over value ................................................................                (616,974)
                                                                                                      -----------
                                                                                                      $ 2,072,114
                                                                                                      ===========

-----------------------------------------------------------------------------------------------------------------
ADR Stands for American Depositary Receipt, representing ownership of foreign securities.
  * Nonincome-producing securities.
  + Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified buyers. The total cost and market value of Rule 144A securities owned at April 30, 1999 were $871,129 and $853,509 (2.33% of net assets), respectively.
TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized and may vary by no more than 1%.

Forward currency exchange contracts outstanding at April 30, 1999, are as follows:
                                                                                       UNREALIZED
                                                                         CONTRACT    APPRECIATION       DELIVERY
                                                       TOTAL VALUE         PRICE    (DEPRECIATION)         DATE
-----------------------------------------------------------------------------------------------------------------
Sell Euro currency, Buy U.S. dollars                   624,000 EUR     1.14030 EUR      $ 51,136          5/28/99
Sell Japanese yen, Buy U.S. dollars                 22,630,000 JPY      .00884 JPY         4,076         12/30/99
Sell Japanese yen, Buy U.S. dollars                 16,954,500 JPY      .00885 JPY         3,213         12/30/99
Sell New Zealand dollars, Buy U.S. dollars             550,000 NZD      .55490 NZD        (2,945)         5/28/99
Sell New Zealand dollars, Buy U.S. dollars             590,000 NZD      .55050 NZD        (5,978)         7/22/99
Sell New Zealand dollars, Buy U.S. dollars              50,000 NZD      .55057 NZD          (503)         7/22/99
                                                                                        --------
                                                                                        $ 48,999
                                                                                        ========
Futures contracts open at April 30, 1999, are as follows:

                                                                              EXPIRATION              UNREALIZED
    TYPE                                           NOTIONAL AMOUNT              MONTH                APPRECIATION
------------------------------------------------------------------------------------------------------------------
30 year U.S. Treasury Bonds                            $300,000               June, 1999                $3,634

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
April 30, 1999 (Unaudited)

ASSETS
Investments, at value (Cost $42,542,203) (Note 1) .............      $44,628,788
Cash ..........................................................          219,277
Receivable for securities sold ................................        2,245,920
Interest and dividends receivable .............................          316,129
Receivable for open forward contracts .........................           58,425
Receivable from Distributor (Note 3) ..........................           25,739
Receivable for variation margin (Note 1) ......................            6,094
Receivable for fund shares sold ...............................            2,333
Deferred organization costs and other assets (Note 1)                     30,584
                                                                     -----------
                                                                      47,533,289
LIABILITIES
Payable for securities purchased ..............................        5,771,552
Payable for collateral received on securities loaned ..........        4,936,339
Accrued transfer agent and shareholder services (Note 2) ......           37,275
Accrued management fee (Note 2) ...............................           36,423
Payable for open forward contracts ............................            9,426
Accrued trustees" fees (Note 2) ...............................            9,231
Payable for fund shares redeemed ..............................            1,254
Other accrued expenses ........................................           46,699
                                                                     -----------
                                                                      10,848,199
                                                                     -----------
NET ASSETS                                                           $36,685,090
                                                                     ===========
Net Assets consist of:
  Undistributed net investment income .........................       $  420,027
  Unrealized appreciation of investments ......................        2,086,585
  Unrealized appreciation of futures contracts ................            3,634
  Unrealized appreciation of forward contracts and
    foreign currency ..........................................           47,134
  Accumulated net realized gain ...............................           61,495
  Paid-in capital .............................................       34,066,215
                                                                     -----------
                                                                     $36,685,090
                                                                     ===========
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($36,685,090 / 3,497,971 shares) ............................           $10.49
                                                                          ======

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended April 30, 1999 (Unaudited)

INVESTMENT INCOME
Interest, net of foreign taxes of $458 (Note 1) ...............      $  849,135
Dividends, net of foreign taxes of $2,030 .....................          56,188
                                                                     ----------
                                                                        905,323
EXPENSES
Management fee (Note 2) .......................................         108,318
Custodian fee .................................................          53,757
Transfer agent and shareholder services (Note 2) ..............          35,657
Reports to shareholders .......................................          11,584
Trustees" fees (Note 2) .......................................           9,231
Audit fee .....................................................           7,783
Registration fees .............................................           7,602
Amortization of organization costs (Note 1) ...................           3,710
Miscellaneous .................................................           3,890
                                                                     ----------
                                                                        241,532
Expenses borne by the Distributor (Note 3) ....................         (79,064)
                                                                     ----------
                                                                        162,468
                                                                     ----------
Net investment income .........................................         742,855
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  FOREIGN CURRENCY, FORWARD CONTRACTS AND FUTURES
  CONTRACTS
Net realized gain on investments (Notes 1 and 4) ..............         208,229
Net realized gain on futures contracts (Note 1) ...............          15,437
Net realized loss on forward contracts and foreign
  currency (Note 1) ...........................................        (136,728)
                                                                     ----------
  Total net realized gain .....................................          86,938
                                                                     ----------
Net unrealized appreciation of investments ....................         715,444
Net unrealized depreciation of futures contracts ..............          (1,741)
Net unrealized appreciation of forward contracts and foreign
  currency ....................................................         181,639
                                                                     ----------
  Total net unrealized appreciation ...........................         895,342
                                                                     ----------
Net gain on investments, foreign currency, forward
  contracts and futures contracts .............................         982,280
                                                                     ----------
Net increase in net assets resulting from operations ..........      $1,725,135
                                                                     ==========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE
----------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------
                                                                                      SIX MONTHS ENDED
                                                                   YEAR ENDED          APRIL 30, 1999
                                                                OCTOBER 31, 1998         (UNAUDITED)
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income ......................................       $ 1,620,490            $   742,855
Net realized gain on investments, foreign currency, forward
  contracts and futures contracts ..........................         2,442,165                 86,938
Net unrealized appreciation (depreciation) of investments,
  foreign currency, forward contracts and futures contracts           (956,166)               895,342
                                                                   -----------            -----------
Net increase resulting from operations .....................         3,106,489              1,725,135
                                                                   -----------            -----------
Dividends from net investment
  income -- Class S ........................................        (1,703,599)              (825,337)
                                                                   -----------            -----------
Distributions from net realized
  gains -- Class S  ........................................        (2,735,915)            (2,273,855)
                                                                   -----------            -----------
Class S share transactions (Note 6):
  Proceeds from sale of shares .............................         4,079,645              1,265,868
  Net asset value of shares issued in payment of:
    Dividends from net investment income ...................           541,724                226,389
    Distributions from net realized gains ..................         2,735,915              2,197,784
  Cost of shares repurchased ...............................        (8,288,868)            (1,866,984)
                                                                   -----------            -----------
Net increase (decrease) from fund share transactions .......          (931,584)             1,823,057
                                                                   -----------            -----------
Total increase (decrease) in net assets                             (2,264,609)               449,000
NET ASSETS
Beginning of period ........................................        38,500,699             36,236,090
                                                                   -----------            -----------
End of period (including undistributed net investment income
  of $502,509 and $420,027, respectively) ..................       $36,236,090            $36,685,090
                                                                   ===========            ===========
Number of Class S shares:
  Sold .....................................................           372,648                119,820
  Issued upon reinvestment of:
    Dividends from net investment income ...................            50,718                 22,008
    Distributions from net realized gains ..................           262,816                213,806
  Repurchased ..............................................          (768,832)              (176,715)
                                                                   -----------            -----------
  Net increase (decrease) from fund shares .................           (82,650)               178,919
                                                                   ===========            ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE
--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
April 30, 1999

NOTE 1

State Street Research Strategic Portfolios: Conservative (the "Fund"), is a series of State Street Research Financial Trust (the "Trust"), which was organized as a Massachusetts business trust in November, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of five separate funds: State Street Research Strategic Portfolios: Conservative, State Street Research Government Income Fund, State Street Research Strategic
Portfolios: Moderate, State Street Research Strategic Portfolios: Aggressive and State Street Research IntelliQuant Portfolios: Small-Cap Value.

The investment objective of the Fund is to provide, primarily, a high level of current income and, secondarily, long term growth of capital, consistent with the preservation of capital and reasonable investment risk.

The Fund is authorized to issue four classes of shares. Only Class S shares are presently available for purchase. Class A, Class B and Class C shares are not being offered at this time. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. If not quoted on the NASDAQ system, such securities are valued at prices obtained from brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. DEFERRED ORGANIZATION COSTS
Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

G. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction exchange rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

H. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At April 30, 1999, the value of the securities loaned and the value of collateral were $4,792,198 and $4,936,339, respectively. During the six months ended April 30, 1999, income from securities lending amounted to $10,884 and is included in interest income.

J. FUTURES CONTRACTS
The Fund may enter into futures contracts as a hedge against unfavorable market conditions and to enhance income. The Fund will limit its risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the Fund deposits with the selling broker sufficient cash or U.S. Government securities to meet the minimum "initial margin" requirements. Thereafter, the Fund receives from or pays to the broker cash or U.S. Government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.60% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended April 30, 1999, the fees pursuant to such agreement amounted to $108,318.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended April 30, 1999, the amount of such expenses was $17,431.

The fees of the Trustees not currently affiliated with the Adviser amounted to $9,231 during the six months ended April 30, 1999.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended April 30, 1999, the amount of such expenses assumed by the Distributor and its affiliates was $79,064.

NOTE 4

For the six months ended April 30, 1999, purchases and sales of securities, exclusive of short-term obligations, aggregated $36,384,306 and $36,457,099 (including $23,036,240 and $27,244,198 of U.S. Government obligations), respectively.

NOTE 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund will pay annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund will pay annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At April 30, 1999, Metropolitan owned 2,552,580 Class S shares of the Fund.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE
--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period:
                                                              CLASS A
                                -------------------------------------------------------------------------------------------------
                                          YEARS ENDED OCTOBER 31
                                ------------------------------------------      NOVEMBER 1, 1996
                                 1994(b)          1995(a)          1996(a)    TO MARCH 27, 1997(a)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD ($)                        9.55             9.56            10.56            11.03
                                   -----            -----            -----            -----
  Net investment income ($)*        0.20             0.47             0.42             0.21
  Net realized and unrealized
    gain (loss) on
    investments, foreign
    currency and forward
    contracts ($)                  (0.09)            1.00             0.66             0.08
                                   -----            -----            -----            -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                    0.11             1.47             1.08             0.29
                                   -----            -----            -----            -----
  Dividends from net
    investment income ($)          (0.10)           (0.47)           (0.36)           (0.19)
  Distributions from net
    realized gains ($)                --               --            (0.25)           (0.55)
                                   -----            -----            -----            -----
TOTAL DISTRIBUTIONS ($)            (0.10)           (0.47)           (0.61)           (0.74)
                                   -----            -----            -----            -----
NET ASSET VALUE, END OF PERIOD ($)  9.56            10.56            11.03            10.58
                                   =====            =====            =====            =====
Total return(c) (%)                 1.15(d)         15.84            10.55             2.67(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($
  thousands)                      25,014           27,637              552               --
Ratio of operating expenses to
  average net assets (%)*           1.15(e)          1.15             1.15             1.15(e)
Ratio of net investment income
  to average net assets (%)*        4.48(e)          4.74             4.35             4.18(e)
Portfolio turnover rate (%)        70.35           132.50           126.41           117.66
*Reflects voluntary reduction
 of expenses per share of
 these amounts (Note 3) ($)         0.03             0.05             0.07             0.03

                                                                              CLASS S
                                ------------------------------------------------------------------------------------------------
                                                           YEARS ENDED OCTOBER 31                              SIX MONTHS ENDED
                                ----------------------------------------------------------------------------    APRIL 30, 1999
                                 1994(b)          1995(a)          1996(a)          1997(a)          1998(a)    (UNAUDITED)(a)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD ($)                        9.55             9.56            10.56            10.93            11.32          10.92
                                   -----            -----            -----            -----            -----          -----
  Net investment income ($)*        0.21             0.52             0.50             0.49             0.47           0.21
  Net realized and unrealized
    gain (loss) on
    investments, foreign
    currency, forward
    contracts and futures
    contracts ($)                  (0.09)            0.97             0.60             0.95             0.42           0.30
                                   -----            -----            -----            -----            -----          -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                    0.12             1.49             1.10             1.44             0.89           0.51
                                   -----            -----            -----            -----            -----          -----
  Dividends from net
    investment income ($)          (0.11)           (0.49)           (0.48)           (0.50)           (0.50)         (0.25)
  Distributions from net
    realized gains ($)                --               --            (0.25)           (0.55)           (0.79)         (0.69)
                                   -----            -----            -----            -----            -----          -----
TOTAL DISTRIBUTIONS ($)            (0.11)           (0.49)           (0.73)           (1.05)           (1.29)         (0.94)
                                   -----            -----            -----            -----            -----          -----
NET ASSET VALUE, END OF PERIOD ($)  9.56            10.56            10.93            11.32            10.92          10.49
                                   =====            =====            =====            =====            =====          =====
Total return(c) (%)                 1.25(d)         16.11            10.82            14.11             8.60           4.84(d)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($
  thousands)                         100            1,433           33,236           38,501           36,236         36,685
Ratio of operating expenses to
  average net assets (%)*           0.90(e)          0.90             0.90             0.90             0.90           0.90(e)
Ratio of net investment income
  to average net assets (%)*        4.73(e)          4.91             4.50             4.47             4.35           4.11(e)
Portfolio turnover rate (%)        70.35           132.50           126.41           117.66           186.03         103.74
* Reflects voluntary reduction
  of expenses per share of
  these amounts (Note 3) ($)        0.03             0.05             0.06             0.05             0.04           0.02

--------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) May 16, 1994 (commencement of operations) to October 31, 1994.
(c) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE

--------------------------------------------------------------------------------
REPORT OF SPECIAL MEETINGS OF SHAREHOLDERS
--------------------------------------------------------------------------------

A Special Meeting of Shareholders of State Street Research Strategic
Portfolios: Conservative ("Fund"), along with shareholders of other series of State Street Research Financial Trust ("Trust"), was convened on April 6, 1999 ("Meeting"), and continued thereafter. The results of the Meeting are set forth below.

                                                VOTES (MILLIONS OF SHARES)
                                          (COMBINED FOR ALL SERIES OF THE TRUST)
                                          --------------------------------------
ACTION ON PROPOSAL                                      FOR         WITHHELD
--------------------------------------------------------------------------------
The following persons were elected as Trustees:

Bruce R. Bond ......................................    40.9          0.7
Steve A. Garban ....................................    40.9          0.7
Malcolm T. Hopkins .................................    40.9          0.7
Susan M. Phillips ..................................    40.9          0.7

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE
-----------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH FINANCIAL TRUST
-----------------------------------------------------------------------------------------------------------------
FUND INFORMATION                           OFFICERS                               TRUSTEES
STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
STRATEGIC PORTFOLIOS: CONSERVATIVE         Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       JOHN H. KALLIS                         Chairman of the Board,
Boston, MA 02111                           Vice President                         Chief Executive Officer and
                                                                                  President, PictureTel Corporation
DISTRIBUTOR                                THOMAS P. MOORE, JR.
State Street Research                      Vice President                         STEVE A. GARBAN
Investment Services, Inc.                                                         Former Senior Vice President
One Financial Center                       E.K. EASTON RAGSDALE, JR.              for Finance and Operations and
Boston, MA 02111                           Vice President                         Treasurer, The Pennsylvania
                                                                                  State University
SHAREHOLDER SERVICES                       THOMAS A. SHIVELY
State Street Research                      Vice President                         MALCOLM T. HOPKINS
Service Center                                                                    Former Vice Chairman of the
P.O. Box 8408                              JAMES M. WEISS                         Board and Chief Financial
Boston, MA 02266-8408                      Vice President                         Officer, St. Regis Corp.
1-800-562-0032
                                           GERARD P. MAUS                         DEAN O. MORTON
CUSTODIAN                                  Treasurer                              Former Executive Vice President,
State Street Bank and                                                             Chief Operating Officer and
Trust Company                              JOSEPH W. CANAVAN                      Director, Hewlett-Packard
225 Franklin Street                        Assistant Treasurer                    Company
Boston, MA 02110
                                           DOUGLAS A. ROMICH                      SUSAN M. PHILLIPS
LEGAL COUNSEL                              Assistant Treasurer                    Dean, School of Business and
Goodwin, Procter & Hoar LLP                                                       Public Management, George
Exchange Place                             FRANCIS J. MCNAMARA, III               Washington University; former
Boston, MA 02109                           Secretary and General Counsel          Member of the Board of Governors
                                                                                  of the Federal Reserve System and
                                           DARMAN A. WING                         Chairman and Commissioner of
                                           Assistant Secretary and                the Commodity Futures Trading
                                           Assistant General Counsel              Commission

                                           AMY L. SIMMONS                         TOBY ROSENBLATT
                                           Assistant Secretary                    President,
                                                                                  The Glen Ellen Company
                                                                                  Vice President,
                                                                                  Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology






STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE
One Financial Center                                        -------------------
Boston, MA 02111                                                 Bulk Rate
                                                               U.S. Postage
                                                                   PAID
                                                                Permit #6
                                                               Hartford, CT
                                                            -------------------

QUESTIONS? COMMENTS?

Call us at 1-800-562-0032
     [hearing-impaired 1-800-676-7876]
     [Chinese and Spanish-speaking 1-888-638-3193]
WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

E-MAIL us at:
     info@ssrfunds.com

INTERNET site:
     www.ssrfunds.com

[logo] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

This report must be accompanied or preceded by a current State Street
Research Strategic Portfolios: Moderate prospectus. When used after June 30, 1999, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

                                                                    SP-767F-0699

CONTROL NUMBER: (exp 1200)SSR-LD